Securities Act Registration No. 333-205138
Investment Act Registration No. 811-07661

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 7	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 65	[X]

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

ANN D. DIERS
Vice President & Associate General Counsel, Variable Contracts & AIC
Ameritas Life Insurance Corp.
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2020 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: SECURITIES OF UNIT INVESTMENT TRUST
Ameritas Advisor No-Load VA

PROSPECTUS: May 1, 2020
Ameritas Advisor No-Load VA

Flexible Premium Deferred Variable Annuity Policy	Ameritas Life Insurance Corp. Separate Account LLVA

This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

Please Read this Prospectus Carefully and Keep It for Future Reference.

It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from our Service Center.

A Statement of Additional Information dated May 1, 2020, and other information about us and the Policy is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, you may access it on the SEC's website (www.sec.gov), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

POLICY GUARANTEES, WHICH ARE OBLIGATIONS OF THE GENERAL ACCOUNT, ARE SUBJECT TO THE CLAIMS PAYING ABILITY OF THE COMPANY.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from Ameritas Life Insurance Corp. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by:

1.	Calling our Customer Service Center at 800-255-9678, or

2.	Visiting ameritasdirect.com and following these instructions:
•	Click on Account Access.
•	Select the appropriate type of Sign In and enter your login information.
•	Click on your variable policy number, then the Electronic Consent tab and click Accept to indicate your preference for electronic information.
•	First time users select Register and follow the simple registration prompts. You will need your policy number and Social Security Number or tax identification number and date of birth.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling our Customer Service Center at 800-255-9678. Your election to receive reports in paper will apply to all portfolio companies available under your policy.

The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED ■ MAY LOSE VALUE ■ NO BANK GUARANTEE
Ameritas Life Insurance Corp. (Company, we, us, our, Ameritas Life)
Service Center, P.O. Box 81889, Lincoln, Nebraska 68501 800-255-9678 ameritasdirect.com
Ameritas Advisor No-Load VA	1

You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in the non-publicly traded portfolios below,* or you may allocate part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

AMERICAN CENTURY VP Class I

Inflation Protection

International

Mid Cap Value

AMERICAN FUNDS IS Class 1

Blue Chip Income and Growth

Growth

Growth-Income

International

New World

CALVERT VARIABLE PRODUCTS

VP EAFE International Index, Class I

VP Russell 2000 Small Cap Index, Class I

VP S&P 500 Index

VP Volatility Managed Growth, Class F

VP Volatility Managed Moderate Growth, Class F

VP Volatility Managed Moderate, Class F

CALVERT VARIABLE SERIES

VP SRI Balanced, Class I

DIMENSIONAL FUND ADVISORS

VA Equity Allocation

VA Global Bond

VA Global Moderate Allocation

VA International Small

VA International Value

VA Short-Term Fixed

VA U.S. Large Value

VA U.S. Targeted Value

DWS VS I Class A

Capital Growth VIP

DWS VS II Class A

International Growth VIP

Small Mid Cap Value VIP

FIDELITY® VIP Initial Class

ContrafundSM

Equity-IncomeSM

Government Money Market

Growth

High Income

Investment Grade Bond

Mid Cap

Overseas

Strategic Income

FTVIPT Class 2

Templeton Global Bond VIP

INVESCO V.I. Series I

American Franchise

International Growth

MFS® VIT Initial Class

Mid Cap Growth

Utilities

MFS® VIT II Initial Class

Research International

MORGAN STANLEY VIF Class I

Emerging Markets Equity

NEUBERGER BERMAN AMT Class I

Mid Cap Intrinsic Value

Sustainable Equity

PIMCO VIT Administrative Class

CommodityRealReturn® Strategy

Total Return

RYDEX

Guggenheim Long Short Equity

Government Long Bond 1.2x Strategy

Inverse Government Long Bond Strategy

Inverse NASDAQ-100® Strategy

Inverse S&P 500® Strategy

NASDAQ-100®

Nova

Precious Metals

Russell 2000® 1.5x Strategy

T. ROWE PRICE

Blue Chip Growth

THIRD AVENUE

FFI Strategies

VANGUARD® VIF

Balanced

Conservative Allocation

Diversified Value

Equity Income

Equity Index

Global Bond Index

Growth

High Yield Bond

International

Mid-Cap Index

Moderate Allocation

Real Estate Index

Short-Term Investment-Grade

Total Bond Market Index

Total International Stock Market Index

Total Stock Market Index

* Short cites are used in this list. The INVESTMENT OPTIONS section uses complete fund and portfolio names.

Ameritas Advisor No-Load VA	2

TABLE OF CONTENTS

Contacting Us. To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.,

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

OR

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-255-9678

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

Email: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the correct form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:

"Ameritas Life Insurance Corp."

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

DEFINED TERMS	4
POLICY OVERVIEW	5
Policy Operation and Features	5
Tax-Qualified Plans	6
CHARGES	6
Base Policy Charges	6
Portfolio Company Operating Expenses	6
Examples of Expenses	10
FINANCIAL INFORMATION	10
Accumulation Unit Values	10
Financial Statements	11
CHARGES EXPLAINED	11
Mortality and Expense Risk Charge	11
Administrative Charges	11
Transfer Fee	11
Tax Charges	11
Guaranteed Lifetime Withdrawal Benefit 2
("GLWB2") Charge	11
Fees Charged by the Portfolios	12
Waiver of Certain Charges	12
INVESTMENT OPTIONS	12
Separate Account Variable Investment Options	12
Fixed Account Investment Option	18
Transfers	18
Third Party Services	19
Disruptive Trading Procedures	19
Systematic Transfer Programs	20
GLWB Models	21
IMPORTANT POLICY PROVISIONS	22
Policy Application and Issuance	22
Your Policy Value	23
Telephone Transactions	24
Death of Annuitant	24
Delay of Payments	24
Beneficiary	25
Minor Owner or Beneficiary	25
Policy Changes	25
Policy Termination	25
POLICY DISTRIBUTIONS	25
Withdrawals	26
Death Benefits	26
Annuity Income Benefits	28
GLWB2 Rider	30
FEDERAL INCOME TAX MATTERS	36
MISCELLANEOUS	37
About Our Company	37
Distribution of the Policies	37
Voting Rights	38
Legal Proceedings	38
APPENDIX A: Tax-Qualified Plan Disclosures	39
APPENDIX B: State-Specific Contract Provisions	45
APPENDIX C: Accumulation Unit Values	46
Statement of Additional Information Table of Contents	64
Ameritas Advisor No-Load VA	3

DEFINED TERMS

Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Specifications page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable Policy fee and any premium tax charge not previously deducted.

Company, we, us, our, Ameritas Life – Ameritas Life Insurance Corp.

Owner, you, your is you – the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the date two Business Days after we receive your application in good order and the initial premium. It is the date used to determine the Policy Year/Month/Anniversary dates.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

Written Notice – Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 O Street, Lincoln, NE 68510), fax 402-467-7335. Call us if you have questions about what form or information is required.

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain features described in this prospectus, may not be available in all states.

If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

Ameritas Advisor No-Load VA	4

POLICY OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

The Ameritas Advisor No-Load VA is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. Its costs are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You have a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy). You can allocate your premiums among a wide spectrum of investments and transfer money from one underlying investment portfolio to another without tax liability. In the Separate Account variable investment options, you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described in this prospectus' first page and in the INVESTMENT OPTIONS section. The Policy is not designed for use by market-timing organizations or other persons or entities that use programmed or frequent transfers among investment options. More information about our market-timing restrictions is in the INVESTMENT OPTIONS – TRANSFERS and DISRUPTIVE TRADING PROCEDURES sections.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to income tax and a penalty tax.

Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select (or the later of the fifth Policy Anniversary or the Policy Anniversary nearest the Annuitant's 85th birthday). During the annuity income period, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary.

Policy guarantees, which are obligations of the general account, are subject to the claims paying ability of the Company.

POLICY OPERATION AND FEATURES

Premiums

▪	Minimum initial premium: $2,000.
▪	Minimum additional premium: $250, or $50 per month if through a regularly billed program.
▪	No additional premiums will be accepted after the earlier of the Annuity Date or the Policy Anniversary nearest your 85th birthday without our approval.
▪	Prior approval is required for any premium resulting in more than $1 million in total premium of all annuities with us for the same Owner or Annuitant.

Investment Options

▪	You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets

(See CHARGES on next pages.)

Withdrawals

▪	There are no withdrawal charges.
▪	Each withdrawal must be at least $250.
▪	An optional Guaranteed Lifetime Withdrawal Benefit 2 rider ("GLWB2") may be available for policies issued prior to May 1, 2017.

Annuity Income

▪	Several fixed annuity income options are available.
Ameritas Advisor No-Load VA	5

Death Benefit

▪	A death benefit is paid upon the death of the Owner.

TAX-QUALIFIED PLANS

The Policy can be used to fund a tax-qualified plan such as an IRA, Roth IRA (including rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Tax-Qualified Plan Disclosures in this prospectus' Appendix A to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

CHARGES

BASE POLICY CHARGES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. We may increase CURRENT FEES, but we guarantee that each CURRENT FEE will never exceed the corresponding GUARANTEED MAXIMUM FEE.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options.

	Guaranteed Maximum Fees	Current Fees
TRANSACTION FEES
SALES LOAD	None	None
WITHDRAWAL CHARGE	None	None
PREMIUM TAXES Levied by some states and municipalities. Rates and timing of the tax vary and may change.		0% - 3.5%
TRANSFER FEE (per transfer)
➢ first 15 transfers per Policy Year	None	None
➢ over 15 transfers in one Policy Year, we may charge	$10	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

	Guaranteed Maximum Fees	Current Fees
ANNUAL POLICY FEE (Deducted at end of each Policy Year or upon total surrender. Waived if Policy value exceeds an amount, which we declare annually, on a Policy Anniversary)	$40	$40
SEPARATE ACCOUNT ANNUAL EXPENSES (Deducted daily from assets allocated to the Separate Account to equal the annual % shown.)
MORTALITY & EXPENSE RISK CHARGE	0.80%	0.45%

OPTIONAL RIDER/ENDORSEMENT FEES (Deducted monthly from Policy value to equal the annual % shown)

Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2")

(Fee is determined by applying the % to the Rider Charge Base and is deducted during the accumulation and withdrawal phases.) (For Policies issued on or after May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.)

	Guaranteed Maximum Fees	Current Fees *
Single Life	2.00%	1.25%
Joint Spousal – for non-qualified plans and IRA plans only**	2.50%	1.50%

* Current rates for the GLWB2 Rider are subject to change as described in the CHARGES EXPLAINED section. See the GLWB2 RIDER section for the definition of Rider Charge Base.

** Traditional, SEP, SIMPLE, or Roth IRAs.

PORTFOLIO COMPANY OPERATING EXPENSES

(for the year ended December 31, 2019, unless noted)

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any contractual waivers or reductions, that you may pay periodically during the time that you own the Policy. More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES Expenses that are deducted from portfolio company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	Minimum		Maximum
Before any Contractual Waivers or Reimbursements	0.11%	(1)	3.70%	(2)
After any Contractual Waivers or Reimbursements	0.11%	(1)	3.61%	(2)

(1)       Vanguard® VIF Total International Stock Market Index

(2)       Rydex Inverse Government Long Bond Strategy

Ameritas Advisor No-Load VA	6

Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses***	Total Portfolio Fees	Waivers and Reductions ****	Total Expenses after Waivers and Reductions, if any
AMERICAN CENTURY VP, Class I
Inflation Protection	0.46%	-	0.01%	-	0.47%		0.47%
International	1.36%	-	0.01%	-	1.37%	0.37%	1.00%	(1)
Mid Cap Value	1.00%	-	0.01%	-	1.01%	0.14%	0.87%	(1)
AMERICAN FUNDS IS, Class I
Blue Chip Income and Growth	0.39%	-	0.04%	-	0.43%	-	0.43%
Growth	0.32%	-	0.04%	-	0.36%	-	0.36%
Growth-Income	0.26%	-	0.04%	-	0.30%	-	0.30%
International	0.49%	-	0.06%	-	0.55%	-	0.55%
New World Fund®	0.70%	-	0.07%	-	0.77%	0.18%	0.59%	(1)
CALVERT VARIABLE PRODUCTS (CVP)
VP EAFE International Index, Class I	0.42%	-	0.26%	-	0.68%	0.20%	0.48%	(1)
VP Russell 2000 Small Cap Index, Class I	0.37%	-	0.21%	-	0.58%	0.19%	0.39%	(1)
VP S&P 500 Index*****	0.30%	-	0.08%	-	0.38%	0.10%	0.28%	(1)
VP Volatility Managed Growth, Class F	0.54%	0.25%	0.10%	0.09%	0.98%	0.06%	0.92%	(1)
VP Volatility Managed Moderate Growth, Class F	0.54%	0.25%	0.12%	0.07%	0.98%	0.08%	0.90%	(1)
VP Volatility Managed Moderate, Class F	0.54%	0.25%	0.11%	0.07%	0.97%	0.07%	0.90%	(1)
CALVERT VARIABLE SERIES (CVS)
VP SRI Balanced, Class I	0.53%	-	0.09%	-	0.62%	-	0.62%	(1)
DIMENSIONAL FUND ADVISORS
VA Equity Allocation	0.30%	-	0.08%	0.24%	0.62%	0.22%	0.40%	(1)
VA Global Bond	0.21%	-	0.03%	-	0.24%	-	0.24%
VA Global Moderate Allocation	0.25%	-	0.03%	0.22%	0.50%	0.20%	0.30%	(1)
VA International Small	0.50%	-	0.07%	-	0.57%	-	0.57%
VA International Value	0.40%	-	0.05%	-	0.45%	-	0.45%
VA Short-Term Fixed	0.18%	-	0.03%	-	0.21%	-	0.21%
VA U.S. Large Value	0.25%	-	0.02%	-	0.27%	-	0.27%
VA U.S. Targeted Value	0.35%	-	0.03%	-	0.38%	-	0.38%
DWS VS I, Class A
Capital Growth VIP	0.37%	-	0.13%	-	0.50%	-	0.50%	(1)
DWS VS II, Class A
International Growth VIP	0.62%	-	1.02%	-	1.64%	0.77%	0.87%	(2)
Small Mid Cap Value VIP	0.65%	-	0.23%	-	0.88%	0.06%	0.82%	(2)
FIDELITY® VIP, Initial Class
ContrafundSM	0.54%	-	0.07%	-	0.61%	-	0.61%
Equity-IncomeSM	0.44%	-	0.09%	-	0.53%	-	0.53%
Government Money Market	0.17%	-	0.09%	-	0.26%	-	0.26%
Growth	0.54%	-	0.09%	-	0.63%	-	0.63%
High Income	0.55%	-	0.12%	-	0.67%	-	0.67%
Investment Grade Bond	0.30%	-	0.10%	-	0.40%	-	0.40%
Mid Cap	0.54%	-	0.08%	-	0.62%	-	0.62%
Overseas	0.66%	-	0.13%	-	0.79%	-	0.79%
Strategic Income	0.55%	-	0.12%	-	0.67%	-	0.67%
FTVIPT, Class 2
Templeton Global Bond VIP	0.46%	0.25%	0.07%	0.09%	0.87%	0.11%	0.76%	(1)
INVESCO V.I., Series I
American Franchise	0.68%	-	0.19%	-	0.87%	-	0.87%
International Growth	0.71%	-	0.18%	0.01%	0.90%	-	0.90%	(1)

Ameritas Advisor No-Load VA	7

Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses***	Total Portfolio Fees	Waivers and Reductions ****	Total Expenses after Waivers and Reductions, if any
MFS® VIT, Initial Class
Mid Cap Growth	0.75%	-	0.06%	-	0.81%	-	0.81%
Utilities	0.74%	-	0.05%	-	0.79%	-	0.79%
MFS® VIT II, Initial Class
Research International	0.90%	-	0.09%	-	0.99%	0.03%	0.96%	(1)
MORGAN STANLEY VIF, Class I
Emerging Markets Equity	0.85%	-	0.42%	-	1.27%	0.02%	1.25%	(1)
NEUBERGER BERMAN AMT, Class I
Mid Cap Intrinsic Value	0.85%	-	0.17%	-	1.02%	-	1.02%
Sustainable Equity	0.83%	-	0.10%	-	0.93%	-	0.93%
PIMCO VIT, Administrative Class
CommodityRealReturn® Strategy	0.74%	-	1.42%	0.11%	2.27%	0.11%	2.16%	(1)	(2)
Total Return	0.50%	-	0.36%	-	0.86%	-	0.86%	(3)
RYDEX
Guggenheim Long Short Equity	0.90%	-	0.82%	-	1.72%	-	1.72%
Government Long Bond 1.2x Strategy	0.50%	-	0.91%	0.04%	1.45%	0.03%	1.42%	(1)
Inverse Government Long Bond Strategy	0.90%	-	2.68%	0.12%	3.70%	0.09%	3.61%	(1)	(2)
Inverse NASDAQ-100® Strategy	0.90%	-	1.02%	0.11%	2.03%	0.08%	1.95%	(1)
Inverse S&P 500® Strategy*****	0.90%	-	0.98%	0.09%	1.97%	0.06%	1.91%	(1)
NASDAQ-100®	0.75%	-	1.01%	0.09%	1.85%	0.06%	1.79%	(1)
Nova	0.75%	-	0.97%	0.09%	1.81%	0.06%	1.75%	(1)
Precious Metals	0.75%	-	0.97%	-	1.72%	-	1.72%
Russell 2000® 1.5x Strategy	0.90%	-	1.02%	0.11%	2.03%	0.07%	1.96%	(1)
T. ROWE PRICE
Blue Chip Growth	0.85%	-	-	-	0.85%	0.10%	0.75%	(1)
THIRD AVENUE
FFI Strategies	0.90%	-	0.74%	-	1.64%	0.34%	1.30%	(1)
VANGUARD® VIF
Balanced	0.20%	-	0.01%	-	0.21%	-	0.21%
Conservative Allocation	-	-	-	0.13%	0.13%	-	0.13%
Diversified Value	0.23%	-	0.01%	-	0.24%	-	0.24%
Equity Income	0.28%	-	0.02%	-	0.30%	-	0.30%
Equity Index	0.13%	-	0.01%	-	0.14%	-	0.14%
Global Bond Index	-	-	-	0.13%	0.13%	-	0.13%
Growth	0.39%	-	0.01%	-	0.40%	-	0.40%
High Yield Bond	0.24%	-	0.02%	-	0.26%	-	0.26%
International	0.36%	-	0.02%	-	0.38%	-	0.38%
Mid-Cap Index	0.16%	-	0.01%	-	0.17%	-	0.17%
Moderate Allocation	-	-	-	0.12%	0.12%	-	0.12%
Real Estate Index	0.24%	-	0.02%	-	0.26%	-	0.26%
Short-Term Investment-Grade	0.12%	-	0.02%	-	0.14%	-	0.14%
Total Bond Market Index	0.12%	-	0.02%	-	0.14%	-	0.14%
Total International Stock Market Index	-	-	-	0.11%	0.11%	-	0.11%
Total Stock Market Index	-	-	-	0.13%	0.13%	-	0.13%

American Century (1) On August 1, 2019, the advisor agreed to waive percentage points indicated of the funds' management fees, and Fund prospectuses were supplemented. At that time, the advisor expected these waivers to continue until July 31, 2020. In February 2020, the advisor agreed to extend the waivers until April 30, 2021 and cannot terminate them prior to such date without the approval of the Board of Directors. The May 1, 2020 Fund prospectuses will reference the new date.
American Funds (1) The investment adviser is currently reimbursing a portion of the other expenses. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund's board.

Ameritas Advisor No-Load VA	8

Calvert (1) Calvert Research and Management ("CRM") has agreed to reimburse the expenses of the portfolios listed below to the extent that Total Portfolio Fees exceed the following:
VP EAFE International Index, Class I	0.48%
VP Russell 2000 Small Cap Index, Class I	0.39%
VP S&P 500 Index	0.28%
VP Volatility Managed Growth, Class F	0.83%
VP Volatility Managed Moderate Growth, Class F	0.83%
VP Volatility Managed Moderate, Class F	0.83%
VP SRI Balanced, Class I	0.70%
This expense reimbursement will continue through April 30, 2021. Any amendment to or termination of this reimbursement would require approval of the Board of Directors of the applicable Fund. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
Dimensional (1) The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2021, and may only be terminated by the Fund's Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.
DWS (1) Through September 30, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.75%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. These agreements may only be terminated with the consent of the applicable Fund's Board.
DWS (2) Through April 30, 2021, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.87% for International Growth VIP, Class A and 0.82% for Small Mid Cap Value VIP, Class A, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. These agreements may only be terminated with the consent of the applicable Fund's Board.
FTVIPT (1) The investment manager has contractually agreed in advance to reduce its fees as a result of the fund's investment in a Franklin Templeton money market fund (the "acquired fund") until April 30, 2021.
Invesco (1) Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Expenses Expenses after Waivers and Reductions, if any (excluding Acquired Fund Fees and Expenses and certain items discussed below) of Series I shares to 2.25% of the Fund's average daily net assets (the “expense limits”). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Expenses after Waivers andReductions, if any to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on June 30, 2020 and June 30, 2021, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
MFS (1) Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment–related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Expenses after Waivers and Reductions, if any" do not exceed 0.96% of the class' average daily net assets annually. This written agreement will continue until modified by each fund's Board of Trustees, but such agreements will continue until at least April 30, 2021.
Morgan Stanley (1) The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Portfolio Fees, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Variable Insurance Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
PIMCO (1) "Other Fees" include interest expense of 1.27%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Expenses after Waivers and Reductions, if any, are 0.89% for Administrative Class.
PIMCO (2) PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the "CRRS Subsidiary") to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the CRRS Subsidiary is in place.
PIMCO (3) "Other Fees" include interest expense of 0.21%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, Total Portfolio Fees are 0.65% for Administrative Class.
Rydex (1) Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), has contractually agreed through May 1, 2021, to waive the amount of the Fund’s management fee to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to any Fund investment in an underlying fund for which the Investment Manager or any of its affiliates also serves as investment manager. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees.
Ameritas Advisor No-Load VA	9

Rydex (2) Includes 1.70% Short Interest Expense. Short Interest Expense occurs because the Inverse Government Long Bond Strategy Fund short-sells a Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset – in its entirety or in part – by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather, it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.
T. Rowe Price (1) T. Rowe Price Associates, Inc. has agreed (through April 30, 2021) to waive a portion of its management fees in order to limit the funds management fees to 0.75% of the fund's average daily net assets. The agreement may be terminated at any time beyond April 30, 2021, with approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc. by the fund.
Third Avenue (1) The Fund's advisor has contractually agreed, for a period of one year from April 30, 2020, to waive receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances. Beginning on October 17, 2019, the Adviser, although contractually entitled to reimbursement under the Expense Limitation Agreement, has voluntarily agreed not to request reimbursement through October 31, 2021 after which it may seek reimbursement if permitted by the terms of the Expense Limitation Agreement.

*	Short cites are used in this list. The INVESTMENT OPTIONS section uses complete portfolio names.
**	Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for us to provide shareholder support and marketing services.
***	Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.
****	Only contractual waivers guaranteed for one year or more after the effective date of each respective fund prospectus are used in the Waivers and Reductions column of this chart. See the respective portfolio footnotes above for specific details regarding any possible recoupment of waived fees.
*****	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.

EXAMPLES OF EXPENSES

The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, contract charges, Separate Account annual expenses, and Subaccount underlying portfolio fees and expenses.

The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart.

	The Policy’s expenses are the same whether the Policy is surrendered, annuitized, or continues at the end of the time period shown.
EXAMPLE	1 Yr	3 Yr	5 Yr	10 Yr
Maximum Expenses with GLWB2 – joint spousal (1)	$725	$2,180	$3,641	$7,320
Maximum Expenses with GLWB2 – single life (1)	$676	$2,033	$3,395	$6,822
Maximum Policy Expenses without GLWB2 Rider (2)	$481	$1,445	$2,410	$4,828
Minimum Policy Expenses (3)	$97	$298	$509	$1,087

(1)       Maximum Policy Expenses with GLWB2 Rider. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (3.70%).

(2)       Maximum Policy Expenses – issued without GLWB2 Rider. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (3.70%).

(3)       Minimum Policy Expenses – This example assumes current charges of 0.45% for Separate Account annual expenses, a $40 current Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.11%).

FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

We provide Accumulation Unit Value history for each of the Separate Account variable investment options in Appendix C.

Ameritas Advisor No-Load VA	10

FINANCIAL STATEMENTS

Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information. To learn how to get a copy, see the front or back page of this prospectus.

CHARGES EXPLAINED

The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges. The Policy has no sales load and no withdrawal charges.

MORTALITY AND EXPENSE RISK CHARGE

We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit.

ADMINISTRATIVE CHARGES

Annual Policy Fee

We reserve the right to charge an annual Policy fee. We reserve the right to waive an annual Policy fee if, on a Policy Anniversary, the Policy value is at least a certain amount which we declare annually. Any Policy fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value.

TRANSFER FEE

The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata (i.e. "pro rata" means allocating a dollar amount among the investment options in proportion to the Policy value in those investment options) from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

TAX CHARGES

Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2") Charge

For Policies issued on or after May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.

The guaranteed maximum and current annual charges for the GLWB2 rider are listed in the CHARGES section of this prospectus. Each fee is stated as a percentage that is multiplied by the Rider Charge Base (see the GLWB2 Rider section of this prospectus). The current charge will be deducted from the Policy value on each Monthly Anniversary.

The charges for the Policy and for the rider will be deducted from the GLWB Model you select. If you use a GLWB Model consisting of multiple investment options, charges will be deducted pro rata from the subaccounts in the model. If your GLWB Model is comprised of a single investment option, charges will be deducted from that investment option.

The rider charge is subject to change upon Policy Anniversary or upon reset as described in the Reset Feature section of the GLWB2 rider description. The rider charge will not exceed the guaranteed maximum fee for the rider listed in the CHARGES section. The rider charge will not be deducted after the Policy value reduces to zero, or if the rider is terminated.

Ameritas Advisor No-Load VA	11

Fees Charged by the Portfolios

Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

Waiver of Certain Charges

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

INVESTMENT OPTIONS

The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

You may allocate your premiums among the Separate Account variable investment options and the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The allocation of any premium to the Fixed Account may not exceed 25% of that premium without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation to the Money Market Subaccount. The variable investment options, which invest in underlying portfolios, are listed and described below.

The value of your Policy will increase or decrease based on the investment performance of the variable investment options you choose. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

Separate Account Variable Investment Options

The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. We may refer to your investment allocation as Accumulation Units or as a variable investment option. The value of your Policy depends directly on the investment performance of the portfolios that you select.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as publicly traded mutual funds with very similar names. They are only available as separate account investment options in variable life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. The Separate Account was established as a separate investment account of Ameritas Life under Nebraska law on October 26, 1995. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain on business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

Ameritas Advisor No-Load VA	12

You bear the risk that the variable investment options you select may fail to meet their objectives,

that they could go down in value, and that you could lose principal.

Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally have no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus.

The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met. An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio’s fees and expenses, investment strategy and investment objective, restrictions, and potential risks. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

Ameritas Advisor No-Load VA	13

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
American Century Investments	American Century Investment Management, Inc.
American Century VP Inflation Protection Fund, Class I	Pursues total return using a strategy that seeks to protect against U.S. inflation.
American Century VP International Fund, Class I	Capital growth.
American Century VP Mid Cap Value Fund, Class I	Long-term capital growth; income is secondary.
American Funds Insurance Series®	Capital Research and Management Company (SM)
American Funds IS Blue Chip Income and Growth Fund, Class 1	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds IS Growth Fund, Class 1	Seeks to provide growth of capital.
American Funds IS Growth-Income Fund, Class 1	Seeks to achieve long-term growth of capital and income.
American Funds IS International Fund, Class 1	Seeks to provide long-term growth of capital.
American Funds IS New World Fund®, Class 1	Seeks to provide long-term capital appreciation.
Calvert Variable Products, Inc.	Calvert Research and Management
Calvert VP EAFE International Index Portfolio, Class I	Index: MSCI EAFE Index.
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I – Ameritas Investment Partners, Inc. (AIP)*	Index: Russell 2000 Index.
Calvert VP S&P 500 Index Portfolio – AIP*	Index: S&P 500 Index.
Calvert VP Volatility Managed Growth Portfolio, Class F – AIP* and Milliman Financial Risk Management, LLC ("Milliman")	Growth and income.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP* and Milliman	Income and growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP* and Milliman	Current income.
Calvert Variable Series, Inc.	Calvert Research and Management
Calvert VP SRI Balanced Portfolio, Class I	Total return.
DFA Investment Dimensions Group Inc.	Dimensional Fund Advisors LP
VA Equity Allocation Portfolio - Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFAA")	Long-term capital appreciation.
VA Global Bond Portfolio – DFAL and DFAA	Market rate of return for a fixed income portfolio with low relative volatility of returns.
VA Global Moderate Allocation Portfolio	Total return consisting of capital appreciation and current income.
VA International Small Portfolio – DFAL and DFAA	Long-term capital appreciation.
Ameritas Advisor No-Load VA	14

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
VA International Value Portfolio – DFAL and DFAA	Long-term capital appreciation.
VA Short-Term Fixed Portfolio – DFAL and DFAA	Stable real return in excess of the rate of inflation with a minimum of risk.
VA U.S. Large Value Portfolio	Long-term capital appreciation.
VA U.S. Targeted Value Portfolio	Long-term capital appreciation.
DWS Variable Series I	DWS Investment Management Americas, Inc.
DWS Capital Growth VIP, Class A	Long-term growth of capital.
DWS Variable Series II	DWS Investment Management Americas, Inc.
DWS International Growth VIP, Class A	Long-term capital growth.
DWS Small Mid Cap Value VIP, Class A	Long-term capital appreciation.
Fidelity® Variable Insurance Products **	Fidelity Management & Research Company LLC
Fidelity® VIP ContrafundSM Portfolio, Initial Class (1)	Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income PortfolioSM, Initial Class (1)	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Fidelity® VIP Government Money Market Portfolio, Initial Class (1)	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity® VIP Growth Portfolio, Initial Class (1)	Seeks to achieve capital appreciation.
Fidelity® VIP High Income Portfolio, Initial Class (1)	Seeks a high level of current income, while also considering growth of capital.
Fidelity® VIP Investment Grade Bond Portfolio, Initial Class (1)	Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity® VIP Mid Cap Portfolio, Initial Class (1)	Seeks long-term growth of capital.
Fidelity® VIP Overseas Portfolio, Initial Class (1,2)	Seeks long-term growth of capital.
Fidelity® VIP Strategic Income Portfolio, Initial Class (1,3)	Seeks a high level of current income. The fund may also seek capital appreciation.
Subadvisers: (1) Other investment advisers serve as sub-advisers for the fund, (2) FMR Investment Management (UK) Limited (FMR UK) and (3) FIL Investment Advisors (UK) Limited (FIA(UK))
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund, Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. American Franchise Fund, Series I	Seeks capital growth.
Invesco V.I. International Growth Fund, Series I	Long-term growth of capital.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series, Initial Class	Seeks capital appreciation.
MFS® Utilities Series, Initial Class	Seeks total return.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® Research International Portfolio, Initial Class	Seeks capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company	Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	Seeks growth of capital.
Neuberger Berman AMT Sustainable Equity Portfolio, Class I	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance criteria.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class	Seeks maximum real return.
PIMCO Total Return Portfolio, Administrative Class	Seeks maximum total return.

Ameritas Advisor No-Load VA	15

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Rydex Variable Trust	Guggenheim Investments
Guggenheim Long Short Equity Fund	Seeks long term capital appreciation.
Rydex Government Long Bond 1.2x Strategy Fund	Seeks to provide investment results that correspond, before fees and expenses, to 120% of daily price movement of Long Treasury Bond.
Rydex Inverse Government Long Bond Strategy Fund	Seeks to provide total returns that inversely correlate, before fees and expenses, to the daily price movements of Long Treasury Bond - a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument.
Rydex Inverse NASDAQ-100® Strategy Fund	Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the NASDAQ-100 Index® on a daily basis.
Rydex Inverse S&P 500® Strategy Fund	Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the S&P 500® Index on a daily basis.
Rydex NASDAQ-100® Fund	Seeks to provide investment results that correspond, before fees and expenses, to the NASDAQ-100 Index® on a daily basis.
Rydex Nova Fund	Seeks to provide investment results that match, before fees and expenses, 150% of the performance of S&P 500® Index on a daily basis.
Rydex Precious Metals Fund	Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.
Rydex Russell® 2000 1.5x Strategy Fund	Seeks to provide investment results that correlate, before fees and expenses, to 150% of performance of the Russell 2000® Index on a daily basis.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio	Seeks to provide long-term capital growth. Income is a secondary objective.
Third Avenue Variable Series Trust	Third Avenue Management LLC
FFI Strategies Portfolio – Cadence Capital Management LLC	Long-term capital appreciation.
Vanguard® Variable Insurance Fund ***

(1)   Wellington Management Company, LLP
(2) The Vanguard Group, Inc.
(3) Hotchkis and Wiley Capital Management, LLC
(4) Lazard Asset Management LLC
(5) Jackson Square Partners, LLC
(6) Schroder Investment Management

North America Inc.
(7) Baillie Gifford Overseas Ltd.

Vanguard® Balanced Portfolio (1)	Seeks to provide long-term capital appreciation and reasonable current income.
Vanguard® Conservative Allocation Portfolio (2)	Seeks to provide current income and low to moderate capital appreciation.
Vanguard® Diversified Value Portfolio (3,4)	Seeks to provide long-term capital appreciation and income.
Vanguard® Equity Income Portfolio (1,2)	Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Vanguard® Equity Index Portfolio (2)	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Vanguard® Global Bond Index Portfolio (2)	Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Vanguard® Growth Portfolio (1,5)	Seeks to provide long-term capital appreciation.
Vanguard® High Yield Bond Portfolio (1)	Seeks to provide a high level of current income.
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FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Vanguard® International Portfolio (6,7)	Seeks to provide long-term capital appreciation.
Vanguard® Mid-Cap Index Portfolio (2)	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Vanguard® Moderate Allocation Portfolio (2)	Capital appreciation and a low to moderate level of current income.
Vanguard® Real Estate Index Portfolio (2)	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate related investments.
Vanguard® Short-Term Investment-Grade Portfolio (2)	Seeks to provide current income while maintaining limited price volatility.
Vanguard® Total Bond Market Index Portfolio (2)	Seeks to track the performance of a broad, market-weighted bond index.
Vanguard® Total International Stock Market Index Portfolio (2)	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Vanguard® Total Stock Market Index Portfolio (2)	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

*	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
**	FIDELITY and Contrafund are registered service marks of FMR LLC. Used with permission.
***	Vanguard is a trademark of The Vanguard Group, Inc.

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any such change.

We will notify you of any changes to the variable investment options.

Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests

Ameritas Advisor No-Load VA	17

of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

Fixed Account Investment Option

There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 1% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. Information on any change in the Fixed Account interest rate can be obtained from our Service Center. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. Assets in the Fixed Account are subject to claims by creditors of the company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy.

All amounts allocated to the Fixed Account become assets of our general account. Obligations in the general account are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with the Policy. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC.

Transfers

Prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

Transfer Rules:

▪	A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
▪	We must receive notice of the transfer by either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time (2:30 p.m. for Rydex) for same day processing. Requests received later are processed on the next trading day. Fax requests must be sent to our trade desk at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
▪	The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
  If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
  The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
▪	The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
▪	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
  may be made only once each Policy Year;
  may be delayed up to six months;
  is limited during any Policy Year to the greatest of:
•	25% of the Fixed Account value on the date of the initial transfer during that year;
•	the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
•	$1,000.
▪	The amount transferred into the Fixed Account in any Policy Year (except made pursuant to a systematic transfer program) may not exceed 10% of the Policy value of all Subaccounts as of the
Ameritas Advisor No-Load VA	18

most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000 in which case you may elect to transfer the entire value in that Subaccount to the Fixed Account. Prior to the first Policy anniversary, the most recent Policy anniversary is the date the first transfer is made into the Fixed Account.

▪	If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
▪	Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
▪	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time, subject to Policy restrictions.
▪	In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Third-Party Services

Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

Disruptive Trading Procedures

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market (except in Subaccounts whose underlying portfolio prospectus specifically permits such trading). Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of a Subaccount’s underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy’s performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectuses specifically permit such transfers.

Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on written request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or

Ameritas Advisor No-Load VA	19

potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending, or terminating telephone, online, and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager’s own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy Owners being able to market time, while other Policy Owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolios’ prospectuses.

Excessive Transfers

We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:

▪	the total dollar amount being transferred;
▪	the number of transfers you make over a period of time;
▪	whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
▪	whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
▪	the investment objectives and/or size of the Subaccount underlying portfolio.

Third Party Traders

We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:

▪	reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
▪	reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing or earnings sweep program are not subject to these disruptive trading procedures. See the sections of the Prospectus describing those programs for the rules of each program.

Systematic Transfer Programs

We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days written notice to you.

Dollar Cost Averaging

The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio’s value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

Dollar Cost Averaging Program Rules:

▪	There is no additional charge for the Dollar Cost Averaging program.
▪	We must receive notice of your election and any changed instruction - either by Written Notice or by telephone transaction instruction.
▪	Automatic transfers can only occur monthly.
▪	The minimum transfer amount out of the Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account
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value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.

▪	You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date.
▪	You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.
▪	Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

Portfolio Rebalancing

The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Portfolio Rebalancing Program Rules:

▪	There is no additional charge for the Portfolio Rebalancing program.
▪	The Fixed Account is excluded from this program.
▪	You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have rebalancing occur quarterly, semi-annually or annually.

Earnings Sweep

The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

Earnings Sweep Program Rules:

▪	There is no additional charge for the Earnings Sweep program.
▪	The Fixed Account is included in this program.
▪	You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have your earnings sweep quarterly, semi-annually or annually.

GLWB Models

We may offer GLWB Models. The GLWB Models we currently offer are comprised of volatility managed funds. The GLWB Models are required if your Policy is issued with the GLWB2 rider or if you add the GLWB2 rider after issue of your Policy. They are the only permitted GLWB Models for such Policies.

Each of the three GLWB Models is comprised of a single investment option. The strategies used by the GLWB Models limit the volatility risks associated with offering living benefit riders. In providing the GLWB Models, we are not providing investment advice or managing the allocations under your Policy. There is no investment advisory agreement between you and any of our affiliates to act as an adviser to you as the Policy Owner.

GLWB Models available for use with the GLWB2 rider are:

▪	VM Growth Model – The VM Growth Model is for long-term investors who seek growth potential with less emphasis on current income. The Model is likely to experience fluctuation in value, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Growth Model – The VM Moderate Growth Model is for long-term investors who seek a balance of current income and growth potential. The Model is likely to experience some fluctuations, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Model – The VM Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investment. Losses are still possible.

To elect a GLWB Model:

▪	You must allocate all of your Policy value to one GLWB Model.
▪	You are responsible for determining which model is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the model you select is appropriate to your ability to withstand investment risk. We are not responsible for your selection of a specific investment option or model, or your decision to change to a different investment option.
▪	Performance of each GLWB Model is updated monthly on our website and is available upon request. If you wish to keep using your selected model, you will not need to take any action, as your Policy
Ameritas Advisor No-Load VA	21

value and any subsequent premium will be automatically updated. If you wish to change your selected model, you can select a different GLWB Model.

▪	You may not make changes to your allocations outside the GLWB Models. Changes to allocations outside the GLWB Model will be considered as having withdrawn from the model and risk termination of your GLWB2 rider. For this reason, you will not be able to execute trades online when you are using a GLWB Model. You will be required to communicate with the Service Center if you wish to make a transfer or trade away from a GLWB Model. The Service Center will communicate that your election to execute a trade will result in the discontinuance of the GLWB Model for your policy, prior to you being able to execute any telephone transaction.
▪	Additional safeguards apply if your Policy has the GLWB2 rider (See the GLWB2 Rider section, Asset Allocation).
▪	If participation in the GLWB Models terminates, including by death of the Owner, Policy value will reflect allocations to the model last selected before termination. Any additional premiums received after the death of the Owner will be returned.

The strategies used by the GLWB Models seek to limit the volatility risks associated with the value of your Policy. While these strategies are intended to reduce the risk of market losses from investing in equity securities, they may result in periods of underperformance, especially, but not limited to, during times when the market is appreciating. As a result, your Policy value may rise less than it would have without these strategies. During periods of high market volatility, the strategies are intended to dampen the impact on your Policy value during sharp market losses, but nevertheless, you may still incur losses.

Potential Conflicts of Interest Relating to GLWB Models

In providing investment subadvisory services for the investments that comprise the GLWB Models, AIP may be subject to competing interests that may influence its decisions. These competing interests typically arise because AIP serves as the sub-adviser to the underlying funds while we receive compensation for providing other services to the underlying funds, which may vary depending on the underlying fund. For additional information, see the fund prospectuses for the funds underlying each of the GLWB Models. You may obtain prospectuses for the funds underlying each of the GLWB Models free of charge by contacting our Service Center.

Although GLWB Models are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks related to, and more detail about the investment options that comprise, the GLWB Models, including more information about conflicts of interest, see the prospectuses for the underlying investment options. We may modify the available investment options, including selection of GLWB Models, at any time. We also may discontinue use of the GLWB Models at any time (see the GLWB2 Rider, Asset Allocation section for additional information on discontinuation of a GLWB Model).

The GLWB2 rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an investment option that is not consistent with the listed models.

IMPORTANT POLICY PROVISIONS

Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

Policy Application and Issuance

To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for regulatory reasons, or if the application or premium does not meet the requirements stated in the Policy, as disclosed in this prospectus.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

Ameritas Advisor No-Load VA	22

The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

Application in Good Order

All application questions must be answered, but particularly note these requirements:

▪	The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
▪	Your premium allocations must be completed in whole percentages, and total 100%.
▪	Initial premium must meet minimum premium requirements.
▪	Your signature must be on the application.
▪	Identify the type of plan, whether it is non-qualified or, if it is qualified, state the type of qualified plan.
▪	City, state and date application was signed must be completed.
▪	If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
▪	There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant or Owner may not exceed $1 million without our consent.

Initial Premium

▪	The only premium required. All others are optional.
▪	Must be at least $2,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

Additional Premiums

▪	Must be at least $250; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
▪	Will not be accepted, without our approval, on or after the earlier of (i) the Policy Anniversary nearest your 85th birthday or (ii) the Annuity Date.

Allocating Your Premiums

You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

▪	Allocations must be in whole percentages, and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us.
▪	The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining investment options you selected in your latest allocation instructions.

"Right to Examine" Period Allocations

If you are not satisfied with the Policy, you may void it by returning it to us within 10 days of receipt, or longer where required by state law. You will then receive a full refund of your Policy value; however, where required by certain states, or if your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Policy value, whichever amount is greater.

Your Policy Value

On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account option) as well as the deductions for charges under the Policy.

Ameritas Advisor No-Load VA	23

Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

(a)   the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus

(b)	the daily mortality and expense risk charge; and this result divided by
(c)	the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

Fixed Account Value

The Policy value of the Fixed Account on any Business Day equals:

(a)	the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
(b)	any premiums credited since the end of the previous Policy Month; plus
(c)	any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
(d)	any transfer and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
(e)	any partial withdrawal taken from the Fixed Account since the end of the previous Policy Month; minus

(f)    the Fixed Account's share of the annual Policy fee on the Policy Anniversary; plus

(g)	interest credited on the Fixed Account balance.

Telephone Transactions

Telephone Transactions Permitted:

▪	Transfers among investment options.
▪	Establish systematic transfer programs.
▪	Change of premium allocations.

How to Authorize Telephone Transactions

▪	Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:

▪	Must be received by close of the New York Stock Exchange ("NYSE") (usually 3:00 p.m. Central Time), except Rydex Subaccount transactions must be received by 2:30 p.m. Central Time; if later, the transaction will be processed the next day the NYSE is open.
▪	Calls will be recorded for your protection.
▪	For security, you or your authorized designee must provide your Social Security number and/or other identification information.
▪	May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

DEATH OF ANNUITANT

Upon the Annuitant’s death prior to 30 days before the Annuity Date, you may generally name a new Annuitant. If any Owner is the Annuitant, then upon that Owner’s death, the Policy’s applicable death benefit becomes payable to the named beneficiary(ies). However, if the beneficiary is the deceased Owner’s spouse, then upon that Owner’s death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an Annuitant and different beneficiaries.

Delay of Payments

We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a

Ameritas Advisor No-Load VA	24

result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

We may defer payments of full surrenders or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the insurance commissioner of the state where the Policy is delivered.

Beneficiary

You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner. The surviving spouse may not elect the Guaranteed Lifetime Withdrawal Benefit 2 rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401 or 457 qualified plan.

If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

Minor Owner or Beneficiary

A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

Policy Changes

Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

Policy Termination

We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month.

POLICY DISTRIBUTIONS

There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

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Withdrawals

You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

Withdrawals may be subject to: ▪ Income Tax ▪ Penalty Tax

Withdrawal Rules

▪	Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
▪	Minimum withdrawal is $250.
▪	We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
▪	Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
▪	The amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
▪	Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

Ameritas Life and the Separate Account may allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We may offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

Systematic Withdrawal Plan

The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

Death Benefits

Death Benefit Upon Owner’s Death

We will pay the death benefit after we receive Due Proof of Death of an Owner’s death and we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:

▪   Your Policy being in force;

▪   Receipt of Due Proof of Death of the first Owner to die;

▪   Election of an annuity income option; and

▪   Proof that the Owner died before any annuity payments begin.

“Due Proof of Death” is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

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Until we receive satisfactory proof of death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds once we receive satisfactory proof of death and when we receive instructions, in proper form, from that beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

If an Owner of the Policy, under Federal tax law, is a corporation, trust, or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner, as Federal law requires, and the death benefit we will pay is the lesser of the Policy value or the Cash Surrender Value. See the IRS Required Distribution Upon Death of Owner section below.

If the Annuitant is an Owner or joint Owner, the Annuitant’s death is treated as the Owner’s death.

If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

If your spouse is the Policy beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

We will deduct any applicable premium tax not previously deducted from the death benefit payable.

In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

Standard Death Benefit

Upon any Owner’s death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary. The death benefit equals the larger of:

▪	your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
▪	adjusted guaranteed death benefit premiums.

We define adjusted guaranteed death benefit premiums as total premiums paid into the Policy less an adjustment for each withdrawal. If you have not taken any withdrawals from the Policy, the adjusted guaranteed death benefit premium is equal to the total premiums paid into the Policy. To calculate the adjustment amount for the first withdrawal made under the Policy, we determine the percentage by which the withdrawal reduces the Policy value. For example, a $10,000 withdrawal from a Policy with a $100,000 value is a 10% reduction in Policy value. This percentage is calculated by dividing the amount of the withdrawal by the Policy value immediately prior to taking that withdrawal. The resulting percentage is multiplied by the total premiums paid into the Policy immediately prior to the withdrawal and then subtracted from the total premiums paid into the Policy immediately prior to the withdrawal. The resulting amount is the adjusted guaranteed death benefit premiums.

To arrive at the adjusted guaranteed death benefit premiums for subsequent withdrawals, we determine the percentage by which the Policy value is reduced by taking the amount of the withdrawal in relation to the Policy value immediately prior to taking the withdrawal. We then multiply the adjusted guaranteed death benefit premiums as determined immediately prior to the withdrawal by this percentage. We subtract that result from the adjusted guaranteed death benefit premiums determined immediately prior to the withdrawal to arrive at the subsequent guaranteed death benefit premiums.

Upon any Owner’s death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

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IRS Required Distribution Upon Death of Owner

Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules that apply to tax-qualified Policies are included in Appendix A of this prospectus.

Tables Illustrating Benefits Upon Death

The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax adviser for advice. You may contact us for more information.

If death occurs BEFORE the Annuity Date:
If the deceased is ...	and ...	and ...	then the ...
any Policy Owner	the beneficiary is not the surviving spouse of the Policy Owner	- - -	Policy beneficiary receives the death benefit.
any Policy Owner	the beneficiary is the Policy Owner’s surviving spouse	- - -	surviving spouse may elect to become the Policy Owner and continue the Policy, or may have the Policy end and receive the death benefit.
the Annuitant	a Policy Owner is living	there is no named contingent or joint Annuitant	Policy continues with the Policy Owner as the Policy Annuitant unless the Owner names a new Annuitant.
the Annuitant	the Policy Owner is a non-person	- - -	Annuitant’s death is treated as a Policy Owner’s death as Federal law requires.
the Annuitant	a Policy Owner is living	the contingent or joint Annuitant is living	contingent Annuitant becomes the Annuitant, and the Policy continues.

If death occurs on or AFTER the Annuity Date:
If the deceased is ...	and ...	then the ...
any Policy Owner	there is a living joint Owner, and the Annuitant is living	surviving Policy Owner remains as Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the deceased Policy Owner, the surviving Owner receives the proceeds. If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.
any Policy Owner	there is no surviving joint Owner, and the Annuitant is living	Policy beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.
any Annuitant	any Policy Owner is living	Policy Owner (or other named payee) receives distribution of any remaining Policy proceeds pursuant to the annuity income option then in effect.
the Annuitant	the Annuitant is also the Policy Owner	Policy beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.

Annuity Income Benefits

A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments: ▪ require investments to be allocated to our general account, so are not variable. ▪ may be taxable and, if premature, subject to a tax penalty.

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Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is effective only after we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 1.5% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for all annuity income options. Current annuity income option amounts for all options are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts for all annuity income options are based on the interest rate described above. Guaranteed amounts for options 4 and 5 (see below) are also based on the A2000 Valuation Mortality Table, projected 20 years. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

When Annuity Income Payments Begin

You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

Selecting an Annuity Income Option

You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

Annuity Income Options

Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2, or 3 to option 4, 5, or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2, or 3).

Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice not to withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

The annuity income options are:

1.	Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.
2.	Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.
3.	Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.
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4.	Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.
5.	Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.
6.	Lump Sum. Proceeds are paid in one sum.

GLWB2 Rider

For Policies issued on or after May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.

A Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2") rider is available with this Policy if you meet certain conditions and the rider is available and approved in your state. The rider is only available if the Policy Owner is at least age 49 years and 6 months ("attained age 50") and not available at age 85 years and 6 months or greater ("attained age 85"). The rider will begin in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later.

The GLWB2 rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy, regardless of the Policy value, until the death of the last Covered Person. Guarantees, which are obligations of the general account, are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with this product.

Election at Issue:

If you are attained age 50 through attained age 85 on the date your Policy is issued, you may elect the GLWB2 rider at issue. We use the Policy Date to calculate certain values and benefit phases when the rider is elected at issue, but may also refer to the Policy Date as the "Rider Date" for convenience.

Addition after Issue:

If your Policy was purchased before May 1, 2017, and before your attained age 50, you may add the GLWB2 rider on the Policy Anniversary nearest your fiftieth (50th) birthday. We will send you notice of your ability to add the GLWB2 rider after issue at least sixty (60) days prior to the Policy Anniversary when it may be added. The GLWB2 rider may not be added after the date provided in the notice. You must affirmatively respond to us in writing and we must receive your response before the date provided in the notice. The date you add the GLWB2 rider is your Rider Date and is used to calculate certain values and benefit phases.

GLWB2 Definitions

Benefit phases are defined as:

▪	Accumulation Phase. The period of time between the Rider Date and the first date of the Withdrawal Phase. The rider will remain in the Accumulation Phase for at least 30 days.
▪	Withdrawal Phase. The period of time beginning with the occurrence of the first withdrawal as outlined in the Withdrawal Phase section, below.
▪	Guaranteed Phase. The period of time during which Lifetime Withdrawal Benefit Amount payments continue to be made, although the Policy value has been reduced to zero.

Benefit Base. The amount used in conjunction with a lifetime distribution factor to determine the Lifetime Withdrawal Benefit Amount. Determined at the beginning of the Withdrawal Phase, the initial benefit base equals the greatest of the following:

▪	Policy value
▪	Premium Accumulation Value
▪	Maximum Anniversary Policy Value

Example: Assume the following (example assumes current charges and Policy terms; actual results will depend on Policy experience): You are 55 years old when you purchase the Policy with the GLWB2 rider (Single Life option), and you make an initial single premium payment of $100,000. You make no withdrawals or additional premium payments. Assume that after the first year, your Policy Value has decreased to $98,000 solely due to negative performance of the Subaccounts. On your first Policy Anniversary, your Policy value would be $98,000, your Premium Accumulation Value would be $105,000 [$100,000 increased by the Premium Accumulation Rate of 5%], and your Benefit Base (assuming you enter the Withdrawal Phase) would be $105,000.

Assume that at the end of the second Policy Year, you have made no withdrawals or additional premium payments. Your Policy value has increased, due to positive performance of the Subaccounts, to $104,000. Your Policy value would be $104,000, and your Premium Accumulation Value would be $110,250 [the prior Premium Accumulation Value of $105,000 increased by the Premium Accumulation rate of 5%]. Your Maximum Anniversary Policy Value, which was $98,000 on your first Policy Anniversary, is now $104,000. So your Benefit Base would be $110,250, if you enter the Withdrawal Phase.

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Covered Person(s).

▪	The Owner(s) of the Policy or;
▪	The Annuitant(s) if the Owner of the Policy is a non-natural person, such as a trust or;
▪	The spouses at the time the joint spousal option is selected. Once the joint spousal option is issued, no changes to the Covered Persons will be permitted.

Excess Withdrawal. The portion of any withdrawal taken during the Withdrawal Phase that makes the total of all withdrawals in a Policy Year exceed the Lifetime Withdrawal Benefit Amount in that Policy Year.

Lifetime Withdrawal Benefit Amount ("LWBA"). The maximum amount that can be withdrawn under this rider during a Policy Year without reducing the Benefit Base.

Example. Assume the following (example assumes current charges and Policy terms; actual results will depend on Policy experience): You are at the end of the second Policy Year in the example provided above, with a Benefit Base of $110,250, and attained age 57. If you enter the Withdrawal Phase at attained age 57, the distribution factor used to determine your Lifetime Withdrawal Benefit is 4%. Your Lifetime Withdrawal Benefit Amount will be calculated as follows:

$110,250 x 4% = $4,410.00.

If you are, instead, attained age 60 when you enter the Withdrawal Phase, and your Benefit Base is $110,250, the applicable distribution factor is 4.5%. Your Lifetime Withdrawal Benefit Amount is calculated as follows:

$110,250 x 4.5% = $4,961.25.

Maximum Anniversary Policy Value. The highest Policy value on any Policy Anniversary during the premium accumulation period (currently 10 years, however we may change the length of this period for new issues and new rider elections within a range we have established) after the later of the Rider Date or the most recent reset date, if any.

Premium Accumulation Value. The sum of premiums paid plus interest at the premium accumulation rate compounded annually for the premium accumulation period. This accumulation occurs during the Accumulation Phase beginning with the later of the Rider Date or the most recent reset date, if any.

The initial Premium Accumulation Value is equal to the initial premium or the Policy value as of the Rider Date if you add the GLWB2 rider after issue. The rate of interest is:

▪	5% for the Policy Year in which no withdrawal is taken.
▪	0% for the Policy Year in which a withdrawal is taken.

We may change these rates for new issues and new rider elections.

Remaining Balance. The most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero.

Rider Charge Base. The value used to calculate the monthly rider charge for each Policy Month. If you elect the GLWB2 rider at issue, the Rider Charge Base is set equal to the initial premium. If you add the GLWB2 rider after issue, the Rider Charge Base is set to equal the Policy value as of the Rider Date. During the Accumulation Phase it is established on each Policy Anniversary as the maximum of the Policy value, the Premium Accumulation Value, and the Maximum Anniversary Policy Value. However, during the Policy Year the Rider Charge Base is increased dollar for dollar for premiums paid since the previous Policy Anniversary. The Rider Charge Base is also reduced for any withdrawals taken since the previous Policy Anniversary in the proportion that the withdrawal amount has to the Policy value prior to the withdrawal as described in the Withdrawals section of this rider.

During the Withdrawal Phase the Rider Charge Base is equal to the Benefit Base.

Example. Assume the following (example assumes current charges and policy terms; actual results will depend on Policy experience): You are 55 years old when you purchase the Policy with the GLWB2 rider (Single Life option), and you make an initial single premium payment of $100,000. Your initial Rider Charge Base is $100,000, and the monthly rider charge is calculated as follows:

($100,000 x 1.25%) divided by 12 = monthly rider charge

($1,250) divided by 12 = $104.17.

Assume that on your next Policy Anniversary, you have made no withdrawals or additional premium payments, and your Policy value, solely due to performance of the Subaccounts, is $104,000. Your Premium Accumulation Value is $105,000 [$100,000 increased by the Premium Accumulation Rate of 5%]. Your Maximum Anniversary Policy Value is $104,000.

Your Rider Charge Base is now $105,000, and your monthly rider charge is calculated as follows:

($105,000 x 1.25%) divided by 12 = monthly rider charge

($1,312.50) divided by 12 = $109.38.

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Required Minimum Distribution (RMD). The Required Minimum Distribution amount as defined by Internal Revenue Code Sections 401(a)(9), 408(b)(3), and related regulations. It is based on the previous year-end Policy value of only the Policy to which this rider is attached, including the present value of additional benefits provided under the Policy and any other riders attached to the Policy to the extent required to be taken into account under IRS guidance.

Rider Charges

The Guaranteed Maximum Charge and the Current Charge for the rider are shown in the CHARGES section of this prospectus. Other information about the rider charges is discussed in the CHARGES EXPLAINED section.

Asset Allocation

The GLWB2 rider limits individual transfers and future premium allocations otherwise permitted by the Policy. You agree that your Policy value will be invested in one of certain permitted allocation models ("GLWB Models") while the rider is active. You may not allocate to the Subaccounts or the Fixed Account.

GLWB Models:

If your Policy is issued with a GLWB2 rider or if you add a GLWB2 rider after issue of your Policy, you are required to participate in the GLWB Models when the GLWB2 rider is issued or added. The GLWB Models are the only permitted GLWB Models for such Policies. The GLWB Models available for use are:

▪	VM Growth
▪	VM Moderate Growth
▪	VM Moderate

The conditions of the GLWB Models apply (see the GLWB Models section). Only you can select the GLWB Model best for you. Changes to your allocations outside the permitted GLWB Models will terminate the rider. You are permitted to transfer your total Policy value from one of the GLWB Models to another GLWB Model. You may maintain Policy value in only one GLWB Model at any given time. A GLWB Model may be comprised of allocation to a single investment option or among multiple investment options.

The following apply if a GLWB Model consists of multiple investment options:

▪	The GLWB Models and any other investment restrictions are subject to periodic rebalancing.
▪	Premium payments will be credited to the model and withdrawals will be deducted from the model according to the GLWB Model allocation.
▪	All premium payments will be credited pro rata among the investment options according to the allocation for the current GLWB Model and all withdrawals will be deducted pro rata from the investment options according to the allocation for the current GLWB Model.

We have the right to create new GLWB Models or discontinue access to a GLWB Model. If a GLWB allocation model will be discontinued, we will notify you at least 30 days prior to the change. If after 30 days you have not selected another GLWB Model, we will transfer all funds from the discontinued GLWB Model to a default GLWB Model as specified in the notice. You may later request to transfer your total Policy value from the default GLWB Model to any of the remaining permitted GLWB Models.

We may close one or more GLWB Models to additional premium payments and transfers. We will notify you at least 30 days prior to the closure(s). If you wish to make additional premium payments, you will be required to transfer your total Policy value to another permitted GLWB Model for which additional premium payments are permitted.

We will notify you in the event any transaction you request will involuntarily cause your GLWB2 rider to terminate for failure to invest according to a permitted GLWB Model. We will require you to sign a form to terminate your GLWB2 rider and request the investment option change. Until the service form is received in good order in our office, we will not complete your requested change.

Single Life Option – Rider Election by Surviving Spouse

This section applies only to Policies issued as tax non-qualified, or to Policies issued as Traditional, SEP, SIMPLE, or Roth IRAs. The rider is not available to a surviving spouse when the single life option was selected and the Policy was issued under a qualified plan established by the applicable provisions of Internal Revenue Code Sections 401 or 457.

If the Covered Person dies during the Accumulation Phase of the rider and if the surviving spouse of the deceased Covered Person has attained the age of 50, the surviving spouse may elect to continue this rider for his or her life in accordance with its terms. If the surviving spouse so elects, the rider will continue in the Accumulation Phase and the Premium Accumulation Value and Maximum Anniversary Policy Value will be set equal to the Policy Value. The rider charge will equal the rider charge in effect for new issues of the same rider and will not exceed the Maximum Rider Charge for the GLWB2 rider, as stated in the CHARGES section of this prospectus. If the surviving spouse has not reached attained age 50, the rider will terminate.

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If the Covered Person dies during the Withdrawal Phase, and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may continue the Policy and the rider. The LWBA in effect on the date of the Covered Person’s death will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person’s death.

Joint Spousal Option – for Non-Qualified and IRA Plans

The joint spousal option is available for Policies issued as tax non-qualified or Traditional, SEP, SIMPLE, or Roth IRAs (together referred to as "IRAs"). Additional conditions for IRAs with the joint spousal rider include that the spouse must be the primary beneficiary of the Owner. You should consult a competent tax adviser to learn how tax laws may apply to your interests in the Policy.

Accumulation Phase

Reset Feature

On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy value, if it is greater.

At the time of a reset:

1.	A new premium accumulation period begins for the:
a.	Premium Accumulation Value; and
b.	Maximum Anniversary Policy Value.
2.	If the rider charge increases, we will notify you at least 30 days prior to the Policy Anniversary. The charge for the rider will be specified in the notice and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.
3.	You can decline the charge increase by sending us Written Notice no later than 10 days prior to the Policy Anniversary. If you decline the charge increase, the reset feature will be suspended and the charge percentage will remain unchanged for the current Policy Year. On each subsequent Policy Anniversary during the Accumulation Phase you will have the option to accept any available reset.

On and after each reset, the provisions of the rider will apply in the same manner as they applied when the rider was issued or added. The deduction of charges, limitations on withdrawals, and any future reset options available on and after the most recent reset will again apply and will be measured from the most recent reset.

Withdrawals

You are permitted one withdrawal per Policy Year during the Accumulation Phase without initiating the Withdrawal Phase. (The withdrawal must be at least $250 and conform to other terms in the WITHDRAWALS section of this prospectus.) You must indicate your wish to exercise this provision at the time you request the withdrawal. The withdrawal can be no sooner than 30 days after the Rider Date. A second request for a withdrawal in a Policy Year will automatically transition the rider to the Withdrawal Phase as described in the Withdrawal Phase section below.

A withdrawal will reduce the Rider Charge Base, Premium Accumulation Value, and the Maximum Anniversary Policy Value in the same proportion that the withdrawal amount has to the Policy value prior to the withdrawal. The Rider Charge Base, Premium Accumulation Value, and Maximum Anniversary Policy Value after the withdrawal, respectively, will be equal to (a), minus the result of multiplying (a) by the quotient of (b) divided by (c) as shown in the following formula:

a – (a * (b / c))

where:

a = Rider Charge Base, Premium Accumulation Value, or Maximum Anniversary Policy Value prior to the withdrawal;

b = withdrawal amount;

c = Policy value prior to the withdrawal

Example:

Assume the following items (actual results will depend on Policy experience):

Rider Charge Base (a)	= $105,000
Premium Accumulation (a)	= $100,000
Maximum Anniversary Policy Value (a)	= $115,000
Partial Withdrawal Amount (b)	= $ 20,000
Policy Value before the withdrawal (c)	= $120,000

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Given the assumed values, the effect of the partial withdrawal on the Premium Accumulation Value would be:

a = $100,000

b = $ 20,000

c = $120,000

Premium Accumulation after the partial withdrawal

= $100,000 – ($100,000 * ($20,000/$120,000))

= $100,000 – ($100,000 * (0.16667))

= $100,000 – ($16,667)

= $83,333

The effect of the partial withdrawal on the Rider Charge Base and Maximum Anniversary Policy Value assumed above would be $87,499.65 and $95,832.95, respectively, utilizing the same equation.

Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Policy Year in which the withdrawal is taken.

Withdrawal Phase

You may choose to begin withdrawal payments no sooner than 30 days after the Rider Date and no later than 60 days after the date we receive the properly completed service form in our office.

Benefit Base

The Benefit Base is established at the beginning of the Withdrawal Phase. It is not used to determine other benefits or features of the Policy or the rider.

The Benefit Base is adjusted downward due to an Excess Withdrawal and upward due to step-up or additional premium payments.

Lifetime Withdrawal Benefit Amount ("LWBA")

We guarantee, as an obligation of our general account, that you can withdraw up to the LWBA during the Withdrawal Phase, regardless of Policy value, until the death of the last Covered Person.

The LWBA is determined by applying the lifetime distribution factor to the Benefit Base. The lifetime distribution factor corresponds to the attained age of the Youngest Covered Person at the beginning of the Withdrawal Phase. The lifetime distribution factor is established from the following schedule; it never changes once it is established:

  3.50% - ages 50 through 54
  4.00% - ages 55 through 59
  4.50% - ages 60 through 64
  5.00% - ages 65 through 69
  5.25% - ages 70 through 74
  5.50% - ages 75 through 79
  6.00% - age 80 and older

However, we may change this schedule for new issues and new rider elections. At any time that the Benefit Base is adjusted, the LWBA is redetermined by applying the lifetime distribution factor determined at the beginning of the Withdrawal Phase to the adjusted Benefit Base.

You have the choice of receiving withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we will change the frequency of withdrawals to an interval that will result in a payment of at least $100.

Impact of Withdrawals on Benefit Base

Withdrawals taken during the Withdrawal Phase may impact the Benefit Base. Total withdrawals in a Policy Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. If you are required to take RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal. Any withdrawal amount that causes total withdrawals in a Policy Year to exceed the greater of the LWBA or the RMD will be treated as an Excess Withdrawal.

At the time a withdrawal is taken, if the total withdrawals in a Policy Year exceed the LWBA, the excess will be considered as an Excess Withdrawal. Excess Withdrawals will proportionally reduce the Benefit Base. The proportional reduction that will be applied to the Benefit Base is equal to the quotient of (x) divided by the result of subtracting (z) minus (x) from (y):

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x
(y – (z – x))

where:

x = Excess Withdrawal amount with respect to LWBA;

y = Policy value immediately prior to the withdrawal;

z = total amount of the current withdrawal.

Example:

Assume the following items (actual results will depend on Policy experience):

Benefit Base	= $100,000
LWBA	= $ 5,000
Partial Withdrawal Amount (z)	= $ 7,000
Excess Partial Withdrawal Amount (x)	= $ 2,000
Policy Value Prior to Withdrawal (y)	= $ 90,000

The proportional reduction factor: x/(y – (z-x)) = 2,000 / (90,000 – (7,000-2,000)) = 0.02353

The effect on the Benefit Base is: $100,000 x 0.02353 = $2,353

Applying the reduction to the Benefit Base: $100,000 - $2,353 = $97,647

A reduction in the Benefit Base will reduce the LWBA.

No Excess Withdrawals will be allowed when the Policy value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum. The rider and its benefits will be terminated.

Step-Up of Benefit Base

On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy value to the Benefit Base. If the Policy value is greater than the Benefit Base on any anniversary, we will increase the Benefit Base to equal the Policy value and recalculate the LWBA, which will increase the LWBA.

Additional Premiums

Additional premium payments made during the Withdrawal Phase will:

1.       increase the Policy value according to the provisions of the Policy; and,

2.       increase the Benefit Base; and,

3.       increase the LWBA.

Premium payments made during the Withdrawal Phase may not exceed $25,000 during a Policy Year without our prior approval. Premium payments will not be accepted if the Policy value is zero.

Guaranteed Phase

If a withdrawal (including an RMD) reduces the Policy value to zero and at least one Covered Person is still living, the following will apply:

a.	the monthly rider charge will no longer be deducted; and,
b.	the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized withdrawals according to a frequency selected by the Owner, but no less frequently than annually; and,
c.	no additional premiums will be accepted; and,
d.	no additional step-ups will occur; and,
e.	any Remaining Balance will not be available for payment in a lump sum and may not be applied to provide payments under an annuity option; and,
f.	the Policy and any other riders will cease to provide any death benefits.

Death Benefit

Upon the death of the last Covered Person, provided the rider is not in the Guaranteed Phase, the beneficiary will elect to receive either the Death Benefit as provided by the Policy, or the distribution of the Remaining Balance accomplished through the payment of the LWBA subject to the IRS regulations as relating to RMD until such time that the Remaining Balance is zero.

If the last surviving Covered Person dies and the Policy value is zero as of the date of death, any Remaining Balance of the Benefit Base will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

Termination of Rider

Except as otherwise provided under the Single Life Option – Rider Election by Surviving Spouse section, the rider will terminate without value on the earliest occurrence of any of the following dates:

1.       the date of death of the last surviving Covered Person;

2.       the date there is a change of Owner that results in a change of Covered Person;

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3.       the date annuity payments commence under an annuity income option as described in the Policy;

4.       the date an Excess Withdrawal is taken such that the LWBA is less than $100;

5.       the date any asset allocation requirement or investment restriction is violated;

6.       the date the Owner(s) provides us with Written Notice to terminate either the rider or the Policy.

If annuity payments are to commence under number 3 above at the maximum Annuity Date, the Owner may select one of the following options:

a.	apply the Policy value under an annuity income option described in the Policy, or
b.	receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

FEDERAL INCOME TAX MATTERS

This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is not intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

Tax Deferrals During Accumulation Period

An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

Taxation of Withdrawals

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:

▪	after the taxpayer reaches age 59 1/2;
▪	upon the death of the Owner;
▪	if the taxpayer is defined as totally disabled;
▪	as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
▪	under an immediate annuity; or
▪	under certain other limited circumstances.

Taxation of Annuity Payments

Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. The remaining balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Taxation of Death Proceeds

A death benefit paid under the Policy may be taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your annuity, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that: (1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as beneficiary they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the Owner it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

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Tax Treatment of Assignments and Transfers

An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

Tax Treatments by Type of Owner

A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the Owner. However, this rule does not apply if the entity as Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

Annuity Used to Fund Qualified Plan

The Policy is designed for use with various qualified plans, including:

  Individual Retirement Annuities (IRAs), Code Section 408(b);
  Simplified Employee Pension (SEP IRA), Code Section 408(k);
  Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
  Roth IRAs, Code Section 408A.

The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

The company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

Tax Impact on Account Value

Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

MISCELLANEOUS

About Our Company

Ameritas Life Insurance Corp. ("Ameritas Life") issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887. We are engaged in the business of issuing life insurance and annuities, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States, except in the State of New York. We are an indirect wholly owned subsidiary of Ameritas Mutual Holding Company. Our address is 5900 O Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

Distribution of the Policies

Ameritas Investment Company, LLC ("AIC"), 5900 O Street, Lincoln, Nebraska 68510, a direct wholly owned subsidiary of Ameritas Life, is the principal underwriter of the Policies. We may pay AIC for underwriting. There is no premium load to cover sales and distribution expenses. The underwriting fee paid to AIC for serving as principal underwriter will be paid by us from our other assets or surplus in our general account, which may include profits derived from mortality and expense risk charges and other charges made under the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors or AIC, and also will be licensed as insurance agents to sell variable insurance products. AIC is a federally registered broker-dealer and member of the Financial Industry Regulatory Authority ("FINRA"). Policies

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can also be purchased from us through salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

Voting Rights

As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy Owners can determine the outcome of a voting proposal.

Legal Proceedings

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Certain of the proceedings we are involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations. Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on any or all of the above.

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APPENDIX A: Tax-Qualified Plan Disclosures

DISCLOSURE STATEMENT Ameritas Life Insurance Corp.	For annuity policies issued as a: ■ Traditional IRA ■ SEP IRA ■ SIMPLE IRA ■ Roth IRA

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Statement is not intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publications 590-A and 590-B Contributions and Distributions to Individual Retirement Arrangements, respectively.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this Disclosure Statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:

Ameritas Life Insurance Corp.

Service Center, Attn: Annuity Service Team

P.O. Box 81889

Lincoln, NE 68501

Telephone 800-255-9678

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, or longer, if required under state law, if you elect to cancel your Policy you may be subject to a Policy fee.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity Policy is used for a Traditional IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP IRA), or Savings Incentive Match Plan for Employees (SIMPLE IRA). A separate policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

Traditional IRA

Eligibility

You are eligible to establish a Traditional IRA if you are younger than age 70½ and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Annual Contribution Limits

You may make annual contributions to a Traditional IRA of up to the Annual Contribution Limit of $6,000 in 2020, or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Traditional IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA provision. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

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The combined limit on contributions to both Traditional and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into an IRA and such rollover contributions are not limited by this annual contribution maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions

Contributions made for the tax year may be fully deductible if neither you nor your spouse (if you are married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans) for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phase out range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phase out range are not entitled to an IRA deduction. The phase out limits are as follows:

	Married Filing Jointly	Single/Head of Household
Year	AGI	AGI

2018	$101,000 - $121,000	$63,000 - $73,000
2019	$103,000 - $123,000	$64,000 - $74,000
2020	$104,000 - $124,000	$65,000 – $75,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $196,000; and the deductible contribution for you is phased out between $196,000 and $206,000 of AGI.

Even if you will not be able to deduct the full amount of your Traditional IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Traditional IRA contributions accumulate tax-deferred until you withdraw them.

Excess Contributions

If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Traditional IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Earnings distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

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Distributions From Your Traditional IRA During Your Life

You may take distributions from your Traditional IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½, unless: (1) the distribution is made to a beneficiary on or after the Owner's death; (2) the distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; (8) the distribution is to satisfy a levy issued by the IRS; or (9) the distribution is a qualified reservist distribution. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 72 (or 70 ½ prior to 2020) you must elect to receive Required Minimum Distributions (RMD) no later than April 1 following the year in which you reach age 72 (or 70 ½ prior to 2020) whether or not you have retired (Required Beginning Date). There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. You should consult with your own tax or financial adviser with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Distributions From Your Traditional IRA After Your Death

If you die before all the funds in your Traditional IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

Your designated beneficiary must withdraw the funds remaining no later than December 31 of the calendar year in which the tenth anniversary of your death occurs; or if your beneficiary is an eligible designated beneficiary; over the life or life expectancy of the eligible designated beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the designated beneficiary is your spouse, payments may begin before December 31 of the calendar year in which you would have reached age 72. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

Your surviving spouse, if the sole beneficiary, may elect to treat your Traditional IRA as his or her own Traditional IRA. An eligible designated beneficiary is a designated beneficiary who is your surviving spouse, your minor child; disabled, a chronically ill individual or an individual who is not more than 10 years younger.

Tax Consequences

Amounts paid to you or your beneficiary from your Traditional IRA are taxable as ordinary income, except recovery of your nondeductible Traditional IRA contributions is tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers

Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Traditional IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Traditional IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Traditional IRA contributions, but also are not tax deductible.

Ameritas Advisor No-Load VA	41

There are two ways to make a Rollover to your IRA:

1.	Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts may be subject to a mandatory 20% federal income tax withholding. Participant Rollovers from another Traditional IRA, as well as Direct Rollovers (see below), are not subject to mandatory withholding. Traditional IRA to Traditional IRA Rollovers are limited to one per 12 month period. However, you may transfer Traditional IRA assets to another Traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred tax free to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2.	Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:

  distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
  required minimum distributions made during or after the year you reach your Required Beginning Date;
  any hardship distributions made under the terms of the plan; and
  amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Traditional IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Traditional IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Traditional IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA.

SEP IRA

A SEP Plan allows self-employed people and small business owners to establish Simplified Employee Pensions for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs generally follow the same rules as Traditional IRAs.

SIMPLE IRA

SIMPLE IRAs operate in connection with a Savings Incentive Match Plan for Employees maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific rules regarding eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs generally follow the same rules as Traditional IRAs.

ROTH IRA

Eligibility

You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth IRA), out of your compensation or earned income for any year.

Limit on Annual Contributions

You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $6,000 for 2020. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

Ameritas Advisor No-Load VA	42

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Traditional) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Traditional IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $124,000. Your ability to contribute to your Roth IRA is phased out at $139,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $196,000. Your ability to contribute to your Roth IRA is phased out at $206,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions

Unlike a Traditional IRA, contributions to your Roth IRA are not deductible.

Excess Contributions

If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

▪	You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
▪	If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated.

Tax on Withdrawals From Your Roth IRA

You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if it is a qualified distribution meeting the following requirements: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59½, your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA

Unlike a Traditional IRA, while you are living, there are no distribution requirements for your Roth IRA.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule") if you have not designated a beneficiary. Your designated beneficiary must receive your entire interest within 10 years after your death. If your beneficiary is an eligible designated beneficiary, they may elect to take withdrawals over their life expectanct beginning on or before December 31st of the calendar year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

Ameritas Advisor No-Load VA	43

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own. An eligible designated beneficiary is a designated beneficiary who is your surviving spouse, your minor child, disabled, a chronically ill individual or an individual who is not more than 10 years younger.

Rollovers and Conversions

You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Traditional IRA to a Roth IRA. You can roll over distributions from a Traditional IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. There may be additional income tax consequences upon a conversion. Consult your financial adviser to determine other considerations when converting a Traditional IRA to a Roth IRA.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAs

Lump Sum Distribution

If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Traditional IRA or to a Roth IRA, or "qualified distributions" from a Roth IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability

You may not transfer, assign, or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability

The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions

If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Traditional IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure

Contributions to your IRA will be invested in a variable annuity Policy. The variable annuity Policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

STATUS OF OUR IRA PLAN

We may, but are not obligated to, seek IRS approval of your Traditional IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Traditional IRA or Roth IRA.

Ameritas Advisor No-Load VA	44

APPENDIX B: State-Specific Contract Provisions

Certain features of your Policy may be different than the features described in the prospectus if your Policy is issued in the states described below. Further variations may arise; the variations are subject to change without notice.

Arizona. The Right to Examine period is 10 days for Policy Owners less than age 65. The Right to Examine period is 30 days for Policy Owners age 65 and over.

California. The Right to Examine period is 10 days for Policy Owners less than age 60. The Right to Examine period is 30 days for Policy Owners age 60 and over.

Florida. If we do not pay a full withdrawal request within 30 days, we will include interest at a rate established by Florida law. If we pay the death benefit as a lump-sum, we will pay interest from the date we receive satisfactory proof of death in accordance with Florida law. The Right to Examine period is 21 days.

Georgia. If we pay the death benefit as a lump-sum 60 days after receipt of satisfactory proof of death, we will include interest in accordance with Georgia law.

Idaho. If payment of a withdrawal request from the fixed account is delayed, we will include interest in accordance with Idaho law. The Right to Examine period is 20 days.

Montana. If we pay the death benefit as a lump-sum more than 30 days after receiving satisfactory proof of death, we will include interest in accordance with Montana law. If you or a joint owner dies on or after the annuity date and before all proceeds have been paid, a lump-sum payment may be requested. The lump-sum payment is the commuted value of the remaining portion of any unpaid benefits based on the annuity income option in effect at the time of death.

North Dakota. If we pay the death benefit as a lump-sum more than 60 days after receipt of satisfactory proof of death, we will include interest at the same rate as paid on death proceeds left on deposit with us from the date of death to the date of payment. The Right to Examine period is 20 days.

Oklahoma. If we do not refund the policy within 30 days of receipt of the notice of cancellation during the Right To Examine period, we will include interest in accordance with Oklahoma law.

Pennsylvania. If we make a modification to the Policy and the modification is not acceptable to you, you have the right to notify us within 60 days to reject the modification.

Rhode Island. The Right to Examine period is 20 days.

South Carolina. The Right to Examine period is 31 days.

Texas. The Right to Examine period is 20 days.

Washington. If we pay the death benefit as a lump-sum more than 60 days after receipt of satisfactory proof of death, the death benefit proceeds will include interest at a rate of 8% for the first 90 days from the date of death to the earlier of the date that an annuity option is selected or the payment of the death benefit proceeds in a lump-sum. If payment is not tendered within 90 days of our receipt of proof of death, the rate will increase by an additional 3% beginning with the 91st day. If you or a joint owner dies on or after the annuity date and before all proceeds have been paid, the beneficiary may elect a lump sum payment which shall be equal to the present value of the remaining annuity payments. If we make a modification to the Policy and the modification is not acceptable to you, you have the right to notify us within 60 days to reject the modification.

Ameritas Advisor No-Load VA	45

APPENDIX C: Accumulation Unit Values

The following table shows Accumulation Unit Values ("AUVs") for the Subaccounts that fund obligations of Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant") under variable annuity Policies offered by this prospectus. Ameritas Advisor No-Load VA AUVs are shown as of the close of business each December 31, which marks the beginning and end of each fiscal period.

The table also provides the number of Accumulation Units outstanding for each Subaccount variable investment option as of the end of the periods indicated for Ameritas Advisor No-Load VA Policies, as well as accumulation units for the Registrant's other policies that are no longer offered for sale, but for which the Registrant may continue to accept payments. These closed products include No-Load VA 6150, NLVA 6150, Ameritas Advisor Select No Load Variable Annuity, and Ameritas No-Load Variable Annuity (4080) (collectively referred to as the "Other LLVA Annuities"). Policy expenses vary for each of the Registrant's variable annuities; therefore, Ameritas Advisor No-Load VA AUVs are not representative of value for the other products.

The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
AMERICAN CENTURY INVESTMENTS
American Century VP	2019	10.04	10.489	14,520	0
Inflation Protection Fund, Class I
(05/01/2019)
American Century VP	2010				158,600
International Fund, Class I	2011				174,754
(09/28/2015)	2012				176,721
	2013				225,738
	2014				207,123
	2015	9.54	10.008	8,409	181,611
	2016		9.416	10,929	156,517
	2017		12.299	15,228	140,228
	2018		10.380	9,072	112,597
	2019		13.270	5,719	92,598
American Century VP Mid Cap	2010				79,240
Value Fund, Class I	2011				86,175
(09/28/2015)	2012				78,612
	2013				60,397
	2014				65,347
	2015	17.40	18.490	108	50,337
	2016		22.614	693	62,864
	2017		25.145	15,304	59,628
	2018		21.819	19,906	43,486
	2019		28.053	25,683	45,765
AMERICAN FUNDS INSURANCE SERIES ®
American Funds IS Blue Chip	2019	13.91	15.017	7,329	8,137
Income and Growth Fund,
Class 1 (05/01/2019)
American Funds IS Growth	2019	81.15	91.449	408	0
Fund, Class 1 (05/01/2019)
American Funds IS	2019	52.13	57.228	0	131
Growth-Income Fund, Class 1
(05/01/2019)
American Funds IS International	2019	20.20	21.694	2,062	1,379
Fund, Class 1 (05/01/2019)
American Funds IS New World	2019	NA	NA	NA	NA
Fund ® , Class 1 (05/01/2020)
Ameritas Advisor No-Load VA	46

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
CALVERT VARIABLE PRODUCTS, INC.
Calvert VP EAFE International	2010				10,217
Index Portfolio, Class I	2011				9,689
(09/28/2015)	2012				9,421
	2013				18,761
	2014				11,219
	2015	73.49	76.982	0	10,865
	2016		76.987	776	8,354
	2017		95.620	3,324	4,930
	2018		82.265	5,011	4,389
	2019		99.308	5,664	4,004
Calvert VP Russell 2000 Small	2014				1,125
Cap Index Portfolio, Class I	2015				1,176
(09/23/2016)	2016	77.66	84.204	172	6,564
	2017		95.875	8,654	4,628
	2018		84.724	13,481	4,794
	2019		105.493	38,313	6,454
Calvert VP S&P 500 Index	2010				5,664
Portfolio (09/28/2015)	2011				1,498
	2012				1,882
	2013				5,179
	2014				15,053
	2015	104.63	114.043	0	13,776
	2016		126.676	303	12,153
	2017		153.178	2,605	11,230
	2018		145.271	4,117	10,367
	2019		189.671	5,404	10,548
Calvert VP MidCap 400 Index	2010	NA	NA	NA	4,649
Portfolio, Class I	2011				4,658
	2012				4,418
	2013				4,719
	2014				4,097
	2015				3,823
	2016				4,486
	2017				3,746
	2018				3,484
	2019				2,707
Calvert VP Volatility Managed	2013				158,658
Growth Portfolio, Class F	2014				413,195
(09/28/2015)	2015	15.60	15.999	18,912	422,537
	2016		16.813	27,229	197,435
	2017		19.571	34,195	387,102
	2018		18.022	33,157	361,409
	2019		21.389	26,572	327,500
Calvert VP Volatility Managed	2013				172,817
Moderate Growth Portfolio,	2014				308,039
Class F (09/28/2015)	2015	15.40	15.810	623	317,975
	2016		16.807	13,703	104,040
	2017		19.166	13,124	310,310
	2018		17.804	10,934	300,423
	2019		21.015	16,688	288,472
Calvert VP Volatility Managed	2013				42,212
Moderate Portfolio, Class F	2014				572,133
(09/28/2015)	2015	15.40	15.796	36,327	608,483
	2016		16.765	37,733	507,744
	2017		18.719	38,940	640,242
	2018		17.567	38,480	619,123
	2019		20.464	36,364	572,191
Ameritas Advisor No-Load VA	47

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
CALVERT VARIABLE SERIES, INC.
Calvert VP SRI Balanced	2010				752,716
Portfolio, Class I (09/28/2015)	2011				621,503
	2012				470,098
	2013				523,523
	2014				486,168
	2015	1.94	2.004	0	356,972
	2016		2.151	2,687	280,123
	2017		2.399	0	187,504
	2018		2.324	0	184,269
	2019		2.879	20,500	162,612
DFA INVESTMENT DIMENSIONS GROUP INC.
VA Equity Allocation Portfolio	2019	11.01	11.963	21,302	15,186
(05/01/2019)
VA Global Bond Portfolio	2010				1,521
(09/28/2015)	2011				174,470
	2012				232,393
	2013				279,968
	2014				344,205
	2015	10.92	10.863	13,037	387,246
	2016		11.001	104,404	259,222
	2017		11.183	546,775	373,173
	2018		11.328	989,016	340,370
	2019		11.749	1,565,997	325,471
DFA VA Global Moderate Allocation	2016	11.06	11.679	20,913	2,231
Portfolio (05/01/2016)	2017		13.320	120,775	9,594
	2018		12.345	232,251	21,120
	2019		14.518	496,644	15,989
VA International Small	2010				0
Portfolio (09/28/2015)	2011				143,663
	2012				99,328
	2013				155,101
	2014				175,504
	2015	11.02	11.689	5,148	167,824
	2016		12.362	44,743	113,212
	2017		15.993	197,231	146,332
	2018		12.773	390,810	118,268
	2019		15.755	544,963	115,926
VA International Value	2010				0
Portfolio (09/28/2015)	2011				285,076
	2012				301,709
	2013				364,305
	2014				537,355
	2015	10.42	10.901	10,857	609,867
	2016		11.840	92,546	604,208
	2017		14.830	314,318	675,562
	2018		12.241	623,675	681,620
	2019		14.118	896,301	682,496
VA Short-Term Fixed Portfolio	2010				0
(09/28/2015)	2011				521,972
	2012				365,486
	2013				733,091
	2014				1,175,978
	2015	10.22	10.199	24,266	1,221,447
	2016		10.233	73,857	532,297
	2017		10.273	340,041	656,406
	2018		10.408	660,339	678,825
	2019		10.622	785,283	626,908
Ameritas Advisor No-Load VA	48

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
VA U.S. Large Value Portfolio	2010				75
(09/28/2015)	2011				66,565
	2012				112,949
	2013				154,629
	2014				177,711
	2015	20.62	22.162	6,072	217,865
	2016		26.227	91,963	133,375
	2017		31.091	247,238	177,151
	2018		27.201	435,415	156,176
	2019		34.062	497,009	139,503
VA U.S. Targeted Value	2010				0
Portfolio (09/28/2015)	2011				96,423
	2012				105,065
	2013				135,713
	2014				128,857
	2015	16.69	17.276	783	125,234
	2016		21.926	20,163	110,187
	2017		23.960	194,323	88,483
	2018		20.067	303,467	64,966
	2019		24.484	410,856	82,687
DWS INVESTMENTS VIT FUNDS
DWS Small Cap Index VIP,	2010	NA	NA	NA	8,461
Class A	2011				9,562
	2012				5,415
	2013				4,173
	2014				6,929
	2015				23,104
	2016				7,086
	2017				7,152
	2018				7,229
	2019				4,358
DWS VARIABLE SERIES I
DWS Capital Growth VIP,	2011				6,847
Class A (09/28/2015)	2012				5,266
	2013				8,232
	2014				6,257
	2015	25.54	28.187	42	10,493
	2016		29.253	748	5,256
	2017		36.780	750	6,913
	2018		36.030	942	4,867
	2019		49.190	2,217	4,226
DWS VARIABLE SERIES II
DWS International Growth	2010				35,611
VIP, Class A (09/28/2015)	2011				8,277
	2012				3,827
	2013				35,623
	2014				26,498
	2015	10.28	10.798	0	28,313
	2016		11.149	986	19,510
	2017		13.925	3,818	21,237
	2018		11.549	5,034	18,437
	2019		15.088	4,933	17,694
DWS Small Mid Cap	2010				166,453
Value VIP, Class A	2011				210,810
(09/28/2015)	2012				205,876
	2013				149,273
	2014				107,284
Ameritas Advisor No-Load VA	49

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
	2015	15.26	15.952	0	53,059
	2016		18.562	1	32,254
	2017		20.424	6,843	35,747
	2018		17.076	15,774	34,187
	2019		20.656	20,819	31,473
FIDELITY® VARIABLE INSURANCE PRODUCTS
Fidelity® VIP Contrafund SM	2010				436,022
Portfolio, Initial Class	2011				419,721
(09/28/2015)	2012				491,443
	2013				405,946
	2014				315,612
	2015	31.71	34.517	4,102	288,274
	2016		37.113	25,482	242,383
	2017		45.030	32,576	221,388
	2018		41.969	35,879	187,189
	2019		54.974	36,236	166,164
Fidelity® VIP Contrafund SM	2010	NA	NA	NA	152,334
Portfolio, Service Class	2011				52,161
	2012				44,339
	2013				40,276
	2014				31,517
	2015				26,816
	2016				14,218
	2017				12,469
	2018				10,886
	2019				9,943
Fidelity® VIP Equity-IncomeSM	2010				78,726
Portfolio, Initial Class	2011				76,978
(09/28/2015)	2012				76,944
	2013				68,236
	2014				68,992
	2015	20.02	21.284	0	61,969
	2016		25.006	1,992	53,904
	2017		28.104	2,339	58,442
	2018		25.658	3,576	53,017
	2019		32.553	3,642	45,528
Fidelity® VIP Government	2016	1.00	0.999	541,566	13,916,023
Money Market Portfolio,	2017		1.001	636,529	11,876,616
Initial Class (05/01/2016)	2018		1.013	5,183,808	16,485,652
	2019		1.029	3,206,882	14,560,316
Fidelity® VIP Growth Portfolio,	2010				77,388
Initial Class (09/28/15)	2011				91,581
	2012				87,356
	2013				69,432
	2014				68,513
	2015	59.87	65.892	0	51,855
	2016		66.123	117	41,469
	2017		88.955	2,006	41,507
	2018		88.405	2,300	39,016
	2019		118.209	2,937	31,578
Fidelity® VIP High Income	2010				462,638
Portfolio, Initial Class	2011				637,365
(09/28/2015)	2012				681,211
	2013				862,552
	2014				822,328
	2015	5.48	5.300	38,977	594,554
	2016		6.048	40,566	281,294
Ameritas Advisor No-Load VA	50

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
	2017		6.438	77,716	143,282
	2018		6.198	158,062	90,265
	2019		7.103	125,437	97,815
Fidelity® VIP High Income	2010	NA	NA	NA	91,348
Portfolio, Service Class	2011				52,753
	2012				27,827
	2013				32,067
	2014				8,681
	2015				3,390
	2016				3,424
	2017				3,258
	2018				2,808
	2019				2,699
Fidelity® VIP Investment	2010				916,977
Grade Bond Portfolio,	2011				1,165,342
Initial Class (09/28/2015)	2012				1,385,907
	2013				1,250,939
	2014				1,048,298
	2015	12.71	12.679	35,478	1,157,255
	2016		13.220	201,376	1,016,129
	2017		13.716	240,850	1,070,904
	2018		13.582	236,055	1,004,853
	2019		14.828	315,487	953,576
Fidelity® VIP Mid Cap Portfolio,	2010				255,573
Initial Class (09/28/2015)	2011				214,093
	2012				213,102
	2013				148,099
	2014				126,628
	2015	31.35	32.819	2,615	116,200
	2016		36.670	3,633	101,808
	2017		44.102	6,534	88,930
	2018		37.521	27,527	74,689
	2019		46.111	7,872	64,453
Fidelity® VIP Mid Cap Portfolio,	2010	NA	NA	NA	31,979
Service Class	2011				25,464
	2012				16,201
	2013				13,317
	2014				8,327
	2015				8,268
	2016				7,114
	2017				6,064
	2018				4,143
	2019				3,897
Fidelity® VIP Overseas	2010				151,133
Portfolio, Initial Class	2011				131,089
(09/28/2015)	2012				120,315
	2013				137,376
	2014				105,465
	2015	18.28	19.356	1,870	116,660
	2016		18.293	22,178	104,928
	2017		23.727	26,590	100,477
	2018		20.123	34,972	88,729
	2019		25.595	35,647	83,758
Fidelity® VIP Strategic Income	2010				181,357
Portfolio, Initial Class	2011				431,235
(09/28/2015)	2012				507,319
	2013				458,131
Ameritas Advisor No-Load VA	51

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
	2014				527,562
	2015	10.99	10.926	4,688	564,929
	2016		11.777	100,178	493,614
	2017		12.638	217,839	501,633
	2018		12.257	226,235	473,838
	2019		13.532	232,300	484,797
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton Global Bond VIP	2010				321,201
Fund, Class 2 (09/28/2015)	2011				361,081
	2012				343,738
	2013				360,287
	2014				519,958
	2015	15.37	15.782	15,315	458,040
	2016		16.173	22,749	235,362
	2017		16.411	53,650	226,952
	2018		16.653	51,811	207,487
	2019		16.912	64,655	197,381
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. American	2012				1,445
Franchise Fund, Series I	2013				4,682
(09/28/2015)	2014				1,089
	2015	50.94	57.232	0	602
	2016		58.267	0	230
	2017		73.870	593	252
	2018		70.872	593	471
	2019		96.488	593	303
Invesco V.I. Diversified	2011	NA	NA	NA	2,820
Dividend Fund, Series I	2012				6,675
	2013				15,546
	2014				6,887
	2015				31,878
	2016				5,081
	2017				6,004
	2018				4,035
	2019				3,578
Invesco V.I. Global Health	2010	NA	NA	NA	3,207
Care Fund, Series I	2011				2,642
	2012				4,025
	2013				7,286
	2014				7,470
	2015				10,332
	2016				5,064
	2017				4,276
	2018				8,165
	2019				2,504
Invesco V.I. International	2010				20,016
Growth Fund, Series I	2011				79,147
(09/28/2015)	2012				106,446
	2013				117,947
	2014				168,642
	2015	31.15	33.451	281	133,051
	2016		33.151	1,279	25,138
	2017		40.595	1,726	26,280
	2018		34.360	4,661	23,514
	2019		43.979	6,304	24,204
Ameritas Advisor No-Load VA	52

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
Invesco V.I. Technology Fund,	2010	NA	NA	NA	8,681
Series I	2011				8,552
	2012				8,661
	2013				9,798
	2014				9,502
	2015				9,417
	2016				5,120
	2017				6,614
	2018				6,517
	2019				4,801
MFS® VARIABLE INSURANCE TRUST
MFS® Mid Cap Growth Series,	2019	10.23	11.378	706	17,253
Initial Class (05/01/2019)
MFS® Utilities Series, Initial	2010				23,975
Class (09/28/2015)	2011				52,787
	2012				43,265
	2013				48,574
	2014				60,651
	2015	25.71	25.530	0	45,862
	2016		28.332	2,242	39,141
	2017		32.388	5,299	37,736
	2018		32.584	12,803	32,493
	2019		40.570	19,820	31,040
MFS® VARIABLE INSURANCE TRUST II
MFS® Research International	2015	13.25	13.834	479	456,414
Portfolio, Initial Class	2016		13.675	1,698	209,346
(09/28/2015)	2017		17.466	13,689	203,118
	2018		14.931	20,070	206,916
	2019		19.033	22,548	187,153
MORGAN STANLEY VARIABLE INSURANCE FUND, INC.
Morgan Stanley VIF Emerging	2010				344,150
Markets Equity Portfolio,	2011				323,894
Class I (09/28/2015)	2012				327,168
	2013				360,887
	2014				504,300
	2015	12.09	12.376	7,687	479,449
	2016		13.150	45,134	306,873
	2017		17.682	126,909	382,557
	2018		14.528	207,299	354,054
	2019		17.296	234,605	335,026
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Mid	2015	NA	NA	NA	13,555
Cap Growth Portfolio, Class I	2016				9,213
	2017				7,946
	2018				8,099
	2019				7,723
Neuberger Berman AMT Mid	2010				43,300
Cap Intrinsic Value Portfolio,	2011				8,996
Class I (09/28/2015)	2012				8,996
	2013				21,403
	2014				30,506
	2015	16.16	16.361	778	20,457
	2016		18.922	385	10,319
	2017		21.990	4,054	12,215
	2018		18.547	5,089	11,738
	2019		21.555	5,002	7,163
Ameritas Advisor No-Load VA	53

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
Neuberger Berman AMT Short	2010	NA	NA	NA	3,371
Duration Bond Portfolio,	2011				8,112
Class I	2012				12,062
	2013				19,750
	2014				18,259
	2015				2,880
	2016				3,696
	2017				3,272
	2018				1,798
	2019				1,843
Neuberger Berman AMT	2019	26.10	28.488	13,275	23,585
Sustainable Equity Portfolio,
Class I (05/01/2019)
PIMCO VARIABLE INSURANCE TRUST
PIMCO	2010				671,305
CommodityRealReturn®	2011				685,085
Strategy Portfolio,	2012				680,483
Administrative Class	2013				646,051
(09/28/2015)	2014				621,208
	2015	7.66	6.902	7,697	551,822
	2016		7.912	14,762	516,599
	2017		8.047	34,644	287,391
	2018		6.878	70,790	252,478
	2019		7.630	68,881	218,687
PIMCO Low Duration Portfolio,	2014	NA	NA	NA	15,148
Administrative Class	2015				66,052
	2016				16,662
	2017				1,653
	2018				6,155
	2019				5,924
PIMCO Total Return Portfolio,	2010				1,079,130
Administrative Class	2011				1,853,223
(09/28/2015)	2012				2,094,346
	2013				1,657,457
	2014				1,034,368
	2015	10.98	11.010	6,717	560,808
	2016		11.254	10,485	363,929
	2017		11.754	237,353	363,774
	2018		11.640	380,930	287,155
	2019		12.556	470,142	270,722
PROFUNDS VP
ProFund VP Bull	2010	NA	NA	NA	110,419
	2011				96,162
	2012				86,626
	2013				99,979
	2014				98,905
	2015				97,987
	2016				53,706
	2017				43,258
	2018				13,850
	2019				13,789
ProFund VP Dow 30	2010	NA	NA	NA	2,141
	2011				293
	2012				6,615
	2013				2,887
	2014				3,859
	2015				3,557
Ameritas Advisor No-Load VA	54

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
	2016				1,539
	2017				1,539
	2018				1,539
	2019				1,293
ProFund VP Europe 30	2010	NA	NA	NA	2,471
	2011				2,505
	2012				3,218
	2013				3,376
	2014				3,342
	2015				2,828
	2016				2,263
	2017				2,263
	2018				2,263
	2019				2,216
ProFund VP Mid-Cap Value	2010	NA	NA	NA	641
	2011				103
	2012				103
	2013				1,021
	2014				966
	2015				948
	2016				772
	2017				848
	2018				848
	2019				758
ProFund VP Nasdaq-100	2010	NA	NA	NA	540
	2011				717
	2012				9,549
	2013				1,718
	2014				1,616
	2015				1,459
	2016				0
	2017				0
	2018				0
	2019				0
ProFund VP Small-Cap	2010	NA	NA	NA	1,380
	2011				580
	2012				5,598
	2013				0
	2014				0
	2015				0
	2016				0
	2017				1,590
	2018				0
	2019				0
ProFund VP Small-Cap Value	2010	NA	NA	NA	398
	2011				31
	2012				339
	2013				325
	2014				878
	2015				859
	2016				87
	2017				87
	2018				87
	2019				71
ULTRA PROFUNDS VP
ProFund VP UltraBull	2010	NA	NA	NA	849
	2011				2,527
Ameritas Advisor No-Load VA	55

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
	2012				849
	2013				1,580
	2014				3,718
	2015				849
	2016				4162
	2017				849
	2018				849
	2019				849
ProFund VP UltraMid-Cap	2010	NA	NA	NA	3,347
	2011				762
	2012				2,208
	2013				242
	2014				44
	2015				257
	2016				44
	2017				114
	2018				380
	2019				141
ProFund VP UltraNasdaq- 100	2010	NA	NA	NA	8,492
	2011				5,412
	2012				3,810
	2013				4,225
	2014				5,614
	2015				3,902
	2016				4,064
	2017				3,753
	2018				3,463
	2019				3,303
ProFund VP UltraSmall-Cap	2010	NA	NA	NA	4,002
	2011				1,200
	2012				35
	2013				964
	2014				842
	2015				570
	2016				35
	2017				289
	2018				304
	2019				169
INVERSE PROFUNDS VP
ProFund VP Bear	2010	NA	NA	NA	6,010
	2011				1,947
	2012				19,909
	2013				16,244
	2014				16,253
	2015				12,188
	2016				8,703
	2017				923
	2018				0
	2019				0
ProFund VP Short Dow 30	2010	NA	NA	NA	0
	2011				3,263
	2012				3,263
	2013				3,263
	2014				3,263
	2015				0
	2016				931
	2017				221
Ameritas Advisor No-Load VA	56

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
	2018				221
	2019				221
ProFund VP Short Nasdaq-100	2010	NA	NA	NA	22,809
	2011				4,617
	2012				4,235
	2013				4,235
	2014				4,235
	2015				1,199
	2016				4,032
	2017				615
	2018				615
	2019				615
ProFund VP Short Small-Cap	2010	NA	NA	NA	0
	2011				5,386
	2012				7,549
	2013				7,549
	2014				7,549
	2015				4,504
	2016				4,504
	2017				4,504
	2018				4,504
	2019				4,504
SECTOR PROFUNDS VP
ProFund VP Oil & Gas	2010	NA	NA	NA	3,827
	2011				1,925
	2012				2,299
	2013				1,759
	2014				1,191
	2015				968
	2016				968
	2017				968
	2018				968
	2019				948
ProFund VP Precious Metals	2010	NA	NA	NA	12,175
	2011				12,562
	2012				8,994
	2013				2,841
	2014				2,138
	2015				5,865
	2016				3,180
	2017				1,800
	2018				3,300
	2019				3,828
ProFund VP Real Estate	2010	NA	NA	NA	1,358
	2011				1,549
	2012				1,360
	2013				1,857
	2014				1,843
	2015				1,354
	2016				1,066
	2017				1,066
	2018				1,158
	2019				1,081
NON-EQUITY PROFUNDS VP
ProFund VP Rising Rates	2010	NA	NA	NA	0
Opportunity	2011				0
	2012				3,844
Ameritas Advisor No-Load VA	57

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
	2013				12,001
	2014				13,870
	2015				1,630
	2016				514
	2017				875
	2018				946
	2019				846
ProFund VP U.S. Government Plus	2010	NA	NA	NA	13,159
	2011				1,220
	2012				4,985
	2013				1,498
	2014				1,405
	2015				2,025
	2016				1,647
	2017				518
	2018				689
	2019				474
ACCESS VP HIGH YIELD FUND (SM)
Access VP High Yield Fund (SM)	2010	NA	NA	NA	180
	2011				180
	2012				1,497
	2013				1,436
	2014				838
	2015				793
	2016				346
	2017				1,028
	2018				346
	2019				309
PROFUND VP GOVERNMENT MONEY MARKET
Profound VP Government	2010	NA	NA	NA	6,045,193
Money Market	2011				5,595,656
	2012				3,881,196
	2013				1,634,267
	2014				916,051
	2015				986,916
	2016				821,961
	2017				460,882
	2018				2,075,239
	2019				2,065,289
RYDEX VARIABLE TRUST
Guggenheim Long Short Equity	2010				71,023
Fund (09/28/2015)	2011				65,409
	2012				59,852
	2013				47,628
	2014				27,549
	2015	15.07	15.252	0	47,133
	2016		15.284	0	17,615
	2017		17.475	6,389	66,836
	2018		15.146	6,561	69,474
	2019		15.913	8,726	67,967
Rydex Government Long Bond	2010				74,036
1.2x Strategy Fund	2011				75,558
(09/28/2015)	2012				68,388
	2013				53,846
	2014				60,578
	2015	30.69	29.771	784	54,762
	2016		29.537	61	55,839
Ameritas Advisor No-Load VA	58

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
	2017		32.238	11,099	53,060
	2018		30.384	34	63,628
	2019		35.318	0	63,207
Rydex Inverse Government	2010				61,922
Long Bond Strategy Fund	2011				18,143
(09/28/2015)	2012				10,176
	2013				42,260
	2014				22,365
	2015	35.27	35.669	0	7,945
	2016		34.465	0	4,127
	2017		31.262	40	5,184
	2018		32.301	192	4,278
	2019		27.882	0	3,833
Rydex Inverse NASDAQ-100®	2010				18,745
Strategy Fund (09/28/2015)	2011				35,688
	2012				27,967
	2013				29,755
	2014				23,487
	2015	24.73	21.705	892	25,800
	2016		19.559	9,493	91,384
	2017		14.671	1,498	27,907
	2018		14.201	2,017	192,400
	2019		10.177	1,202	38,128
Rydex Inverse S&P 500®	2010				263,534
Strategy Fund (09/28/2015)	2011				411,712
	2012				339,458
	2013				327,012
	2014				259,576
	2015	17.59	15.932	0	984,873
	2016		13.956	10,845	581,997
	2017		11.483	0	392,879
	2018		11.885	0	380,332
	2019		9.121	0	334,098
Rydex NASDAQ-100® Fund	2010				60,595
(09/28/2015)	2011				98,651
	2012				81,677
	2013				71,070
	2014				92,224
	2015	30.56	34.121	22	80,191
	2016		35.999	516	48,129
	2017		46.992	15,871	44,845
	2018		45.934	3,232	36,081
	2019		62.584	2,004	28,009
Rydex Nova Fund	2010				110,254
(09/28/2015)	2011				55,196
	2012				116,383
	2013				176,704
	2014				124,369
	2015	136.60	154.642	9	63,205
	2016		178.153	21	55,302
	2017		233.721	1,443	51,086
	2018		208.655	320	32,071
	2019		301.282	310	16,014
Rydex Precious Metals Fund	2010				513,764
(09/28/2015)	2011				428,728
	2012				312,388
	2013				246,783
Ameritas Advisor No-Load VA	59

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
	2014				277,466
	2015	17.41	17.950	0	309,648
	2016		29.543	430	285,576
	2017		31.494	1,134	366,410
	2018		26.146	3,597	413,174
	2019		39.615	8,639	401,398
Rydex Russell 2000® 1.5x	2010				26,135
Strategy Fund (09/28/2015)	2011				20,342
	2012				20,018
	2013				29,791
	2014				29,638
	2015	46.26	49.033	28	33,042
	2016		63.660	8,557	17,829
	2017		76.060	8,591	14,140
	2018		60.901	8,475	10,135
	2019		82.070	8,368	8,321
T. ROWE PRICE EQUITY SERIES, INC.
T. Rowe Price Blue Chip	2010				542,249
Growth Portfolio (09/28/2015)	2011				691,294
	2012				767,686
	2013				758,565
	2014				650,742
	2015	20.46	22.983	7,936	612,276
	2016		23.060	60,544	367,482
	2017		31.259	70,343	356,897
	2018		31.715	108,779	299,987
	2019		41.010	104,055	256,174
THIRD AVENUE VARIABLE SERIES TRUST
FFI Strategies Portfolio	2010				312,857
(09/28/2015)	2011				187,934
	2012				166,864
	2013				136,867
	2014				120,296
	2015	13.92	14.723	0	88,867
	2016		16.449	1,103	75,791
	2017		18.600	865	63,510
	2018		14.750	2,337	54,074
	2019		16.514	3,580	47,309
VANGUARD® VARIABLE INSURANCE FUND
Vanguard® Balanced Portfolio	2010				475,803
(09/28/2015)	2011				467,751
	2012				444,720
	2013				441,103
	2014				447,484
	2015	21.17	22.294	12,961	401,853
	2016		24.639	37,485	384,018
	2017		28.139	45,965	395,267
	2018		27.057	70,178	342,352
	2019		32.992	99,294	336,160
Vanguard® Conservative	2016	23.55	24.148	4,142	1,846
Allocation Portfolio	2017		26.657	17,399	13,463
(05/01/2016)	2018		25.746	33,682	13,315
	2019		29.688	141,561	26,071
Vanguard® Diversified Value	2010				1,042,653
Portfolio (09/28/2015)	2011				935,302
	2012				875,068
	2013				712,454

Ameritas Advisor No-Load VA	60

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
	2014				641,098
	2015	15.49	16.531	8,596	620,659
	2016		18.590	18,382	508,060
	2017		20.942	32,204	483,191
	2018		18.948	38,084	448,039
	2019		23.710	55,821	415,684
Vanguard® Equity Income	2010				486,606
Portfolio (09/28/2015)	2011				570,071
	2012				561,759
	2013				356,122
	2014				358,283
	2015	19.40	21.196	7,255	303,993
	2016		24.280	24,529	267,906
	2017		28.583	53,393	249,791
	2018		26.757	92,879	233,235
	2019		33.144	157,408	217,216
Vanguard® Equity Index	2010				556,634
Portfolio (09/28/2015)	2011				566,904
	2012				600,589
	2013				531,000
	2014				488,503
	2015	30.45	33.212	4,226	434,513
	2016		36.968	6,857	494,589
	2017		44.773	115,916	482,838
	2018		42.563	154,188	429,141
	2019		55.636	563,195	388,811
Vanguard® Global Bond Index Portfolio	2019	20.35	21.346	22,624	13,545
(05/01/2019)
Vanguard® Growth Portfolio	2010				409,553
(09/28/2015)	2011				390,906
	2012				373,915
	2013				362,990
	2014				377,363
	2015	20.52	22.554	672	395,996
	2016		22.210	24,174	317,950
	2017		28.947	36,371	320,707
	2018		28.874	66,875	301,908
	2019		38.465	97,246	291,998
Vanguard® High Yield Bond	2010				559,934
Portfolio (09/28/2015)	2011				589,645
	2012				633,281
	2013				467,398
	2014				473,832
	2015	7.66	7.581	9,349	414,235
	2016		8.404	34,727	593,283
	2017		8.953	216,962	593,376
	2018		8.669	210,978	516,798
	2019		9.983	284,696	495,217
Vanguard® International	2010				1,321,421
Portfolio (09/28/2015)	2011				1,213,885
	2012				1,152,994
	2013				867,917
	2014				845,025
	2015	18.07	19.777	9,694	725,073
	2016		20.058	32,643	601,105
	2017		28.490	155,985	636,563
	2018		24.784	242,736	549,911
	2019		32.375	662,764	514,364
Ameritas Advisor No-Load VA	61

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
Vanguard® Mid-Cap Index	2010				722,574
Portfolio (09/28/2015)	2011				635,190
	2012				617,178
	2013				648,760
	2014				601,132
	2015	19.69	20.736	9,253	557,037
	2016		22.937	31,886	494,252
	2017		27.192	128,111	488,570
	2018		24.544	255,176	452,975
	2019		31.978	335,785	420,755
Vanguard® Moderate	2016	25.53	26.591	1,822	11,666
Allocation Portfolio	2017		30.390	19,449	22,319
(05/01/2016)	2018		28.760	19,701	19,658
	2019		34.223	21,008	20,373
Vanguard® Real Estate Index	2010				491,398
Portfolio (09/28/2015)	2011				556,935
	2012				600,519
	2013				587,614
	2014				573,214
	2015	12.62	13.754	15,723	519,685
	2016		14.837	56,305	468,860
	2017		15.476	190,338	445,413
	2018		14.582	316,571	403,163
	2019		18.698	407,437	360,073
Vanguard® Short-Term	2016	10.57	10.598	87,482	117,821
Investment-Grade Portfolio	2017		10.772	515,803	504,494
(05/01/2016)	2018		10.835	979,967	527,691
	2019		11.400	1,284,435	473,218
Vanguard® Small Company	2010				541,585
Growth Portfolio (09/28/2015)	2011				473,781
	2012				478,077
	2013				465,812
	2014				403,558
	2015	19.73	20.766	3,520	380,310
	2016		23.761	28,307	348,954
	2017		29.205	61,469	337,264
	2018		26.962	95,504	304,369
	2019		34.386	78,577	263,977
Vanguard® Total Bond Market	2010				1,384,293
Index Portfolio (09/28/2015)	2011				1,678,237
	2012				2,244,227
	2013				2,188,938
	2014				2,014,825
	2015	11.86	11.776	37,820	2,163,655
	2016		12.013	166,557	1,794,152
	2017		12.376	783,549	1,906,233
	2018		12.304	1,623,678	1,713,348
	2019		13.312	4,582,966	1,598,490
Vanguard® Total International	2019	19.83	21.316	16,309	6,989
Stock Market Index Portfolio
(05/01/2019)
Vanguard® Total Stock Market	2010				324,114
Index Portfolio (09/28/2015)	2011				314,114
	2012				306,810
	2013				314,352
	2014				273,805
	2015	29.61	32.023	1,447	280,333
Ameritas Advisor No-Load VA	62

				Number (#) of
			Ameritas Advisor	Accumulation Units
		Ameritas Advisor	No-Load VA	At End of Year
FUND COMPANY	Year	No-Load VA	Value ($) at	(December 31)
Subaccount (inception date)		Value ($) at	End of Year	Ameritas Advisor	Other LLVA
		Inception	(December 31)	No-Load VA	Annuities
	2016		35.882	21,137	244,864
	2017		43.212	87,976	266,103
	2018		40.721	144,806	227,720
	2019		53.005	182,810	227,566
WELLS FARGO FUNDS (SM) – VARIABLE TRUST
Wells Fargo VT Discovery	2010	NA	NA	NA	19,800
Fund (SM), Class 2	2011				18,991
	2012				19,724
	2013				18,671
	2014				14,529
	2015				15,321
	2016				10,699
	2017				9,200
	2018				9,207
	2019				10,518
Wells Fargo VT Opportunity	2010	NA	NA	NA	8,912
Fund (SM), Class 2	2011				3,992
	2012				4,042
	2013				4,078
	2014				4,398
	2015				4,246
	2016				4,053
	2017				2,913
	2018				1,442
	2019				1,310

Ameritas Advisor No-Load VA	63

STATEMENT OF ADDITIONAL INFORMATION Table of Contents

A Statement of Additional Information, dated May 1, 2020, and other information about us and the Policy is on file with the SEC and is incorporated into this prospectus by reference.

For a free copy, access it on the SEC's website (www.sec.gov), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

		Begin on Page
REMEMBER, THE CORRECT FORM is important for us to accurately process your Policy elections and changes. Many can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.	GENERAL INFORMATION AND HISTORY SERVICES	1
	PURCHASE OF SECURITIES BEING OFFERED UNDERWRITER CALCULATION OF PERFORMANCE	2
	STANDARDIZED PERFORMANCE REPORTING NON-STANDARDIZED PERFORMANCE REPORTING YIELDS	3
	OTHER INFORMATION SERVICE MARKS AND COPYRIGHT LICENSING AGREEMENT FINANCIAL STATEMENTS	4

THANK YOU

for reviewing this prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

IF YOU HAVE QUESTIONS,

for marketing assistance or other product questions prior to issue, call us at:

Ameritas Life Insurance Corp.

Telephone: 800-255-9678

for all other matters, write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-255-9678

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

Email: direct@ameritas.com

© 2020 Ameritas Life Insurance Corp.	Registration No. 811-07661
Ameritas Advisor No-Load VA	64

Statement of Additional Information: May 1, 2020
to accompany Policy Prospectus dated May 1, 2020

Ameritas Advisor No-Load VA
Flexible Premium Deferred Variable Annuity Policy	Ameritas Life Insurance Corp. Separate Account LLVA

TABLE OF CONTENTS	PAGE

GENERAL INFORMATION AND HISTORY	1
SERVICES

PURCHASE OF SECURITIES BEING OFFERED	2
UNDERWRITER
CALCULATION OF PERFORMANCE

STANDARDIZED PERFORMANCE REPORTING	3
NON-STANDARDIZED PERFORMANCE REPORTING
YIELDS

OTHER INFORMATION	4
SERVICE MARKS AND COPYRIGHT
LICENSING AGREEMENT
FINANCIAL STATEMENTS

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information ("Statement") is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by sending us an email through our website at ameritasdirect.com, or by calling us at 800-255-9678. Defined terms used in the current prospectus for the Policy and not otherwise defined herein are incorporated in this Statement.

GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVA (the “Separate Account”) is a separate investment account of Ameritas Life Insurance Corp. ("Company, we, us, our, Ameritas Life"). We are engaged in the business of issuing life insurance and annuities, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except in New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company. Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

SERVICES

Ameritas Advisor No-Load VA	SAI: 1	Statement of Additional Information

Affiliates of Ameritas Life may provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including the Separate Account. On January 1, 2020, Ameritas Life entered into a Second Amended and Restated General Administrative Services Agreement (the "Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life. The parties to the Agreement are Ameritas Life, AHC, Ameritas Investment Partners, Inc., Ameritas Investment Company, LLC (“AIC”), Calvert Investments, Inc., Variable Contract Agency, LLC and Ameritas Advisory Services, LLC. All parties to the Agreement are wholly owned subsidiaries of Ameritas or have since been dissolved by wholly owned subsidiaries of Ameritas. Ameritas Life made no payments for administrative services provided by affiliated companies in 2017, 2018, 2019.

All matters of state and federal law pertaining to the Policy have been reviewed by the Ameritas Life legal staff.

PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policy may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority.

UNDERWRITER

The Policy is offered continuously and is distributed by AIC, 5900 O Street, Lincoln, Nebraska 68510.

In 2019, Ameritas Investment Corp.** served as the underwriter and distributor for the Ameritas Advisor No-Load VA and the other policies in the Separate Account. Ameritas Investment Corp. was a wholly owned subsidiary of ours. Ameritas Investment Corp. entered into contracts with various broker-dealers to distribute the Policy.

YEAR:	2017	2018	2019
Variable annuity commissions we paid to Ameritas Investment Corp.** that were paid to other broker-dealers and representatives (not kept by Ameritas Investment Corp.).	$478,345	$553,123	$1,088,328
Variable annuity commission earned and kept by Ameritas Investment Corp.**	$0	$0	$0
Fees we paid to Ameritas Investment Corp.** for variable annuity Principal Underwriter services.	$137,625	$30,493	$144,285

**Predecessor to Ameritas Investment Company, LLC

CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any money market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet website will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. A

Ameritas Advisor No-Load VA	SAI: 2	Statement of Additional Information

Policy owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

STANDARDIZED PERFORMANCE REPORTING

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the beginning of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of all recurring fees that are charged to all Policy Owners. No deduction is made for premium taxes which may be assessed by certain states.

NON-STANDARDIZED PERFORMANCE REPORTING

We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

YIELDS

We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD=2[(a-b+1)[6]-1]
cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects all recurring fees that are charged to all Policy owners. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $75,000.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of a money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven-day calendar period. A money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). A money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

A money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in a money market Subaccount nor that Subaccount's investment in the underlying money market series fund portfolio is guaranteed or insured.

Ameritas Advisor No-Load VA	SAI: 3	Statement of Additional Information

Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Statements in the prospectus and this Statement are intended to be summaries. For a complete statement of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's website (www.sec.gov) or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 202-551-8090 for details and public hours.)

SERVICE MARKS AND COPYRIGHT

"Ameritas" and the bison design are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Ameritas Life Insurance Corp. (the “Licensee”) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.

S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2019 and 2018, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2019 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2019, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein.

Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Our financial statements are part of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Ameritas Advisor No-Load VA	SAI: 4	Statement of Additional Information

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2019
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Life Insurance Corp. Separate Account LLVA

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVA (the “Account”) as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 13, 2020

We have served as the Account’s auditor since 1997.

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2019

ASSETS
INVESTMENTS AT FAIR VALUE:

Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
324,768.439 shares at $2.29 per share (cost $658,579)	$743,720
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
28,077.180 shares at $32.89 per share (cost $852,591)	923,458
DWS Investments VIT Funds (Scudder):
DWS Small Cap Index VIP Portfolio, Class A (Small Cap) -
10,771.015 shares at $16.97 per share (cost $177,898)	182,784
DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
84,973.203 shares at $13.69 per share (cost $1,192,381)	1,163,283
DWS International Growth VIP Portfolio, Class A (Thematic) -
23,847.451 shares at $14.64 per share (cost $293,967)	349,127
DWS Variable Series I (Scudder):
DWS Capital Growth VIP Portfolio, Class A (Growth) -
10,920.353 shares at $33.24 per share (cost $328,456)	362,993
Fidelity Variable Insurance Products (Fidelity):
Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
167,621.113 shares at $23.13 per share (cost $3,254,521)	3,877,076
Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
1,918,864.958 shares at $13.17 per share (cost $24,737,706)	25,271,452
Fidelity VIP Equity-Income Portfolio, Initial Class (Equity Income IC) -
121,335.156 shares at $23.77 per share (cost $2,615,444)	2,884,137
Fidelity VIP Growth Portfolio, Initial Class (Growth IC) -
52,676.396 shares at $79.09 per share (cost $3,029,949)	4,166,176
Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
423,441.245 shares at $5.43 per share (cost $2,314,950)	2,299,286
Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
8,878.287 shares at $5.38 per share (cost $49,429)	47,765
Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
470,789.252 shares at $37.17 per share (cost $14,021,262)	17,499,237
Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
25,150.287 shares at $36.96 per share (cost $731,631)	929,555
Fidelity VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
199,496.567 shares at $32.95 per share (cost $6,312,011)	6,573,412
Fidelity VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
11,349.482 shares at $32.59 per share (cost $358,401)	369,880
Fidelity VIP Strategic Income Portfolio, Initial Class (Strategic) -
1,072,153.730 shares at $11.45 per share (cost $12,270,217)	12,276,160

The accompanying notes are an integral part of these financial statements.

FS-3

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2019

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity Variable Insurance Products (Fidelity), continued:
Fidelity VIP Government Money Market Portfolio, Initial Class (Money Market) -
18,194,085.770 shares at $1.00 per share (cost $18,194,086)	$18,194,086
AIM Variable Insurance Funds (AIM):
Invesco V.I. Diversified Dividend Fund Portfolio, Series I (Dividend) -
4,522.376 shares at $27.23 per share (cost $111,404)	123,144
Invesco V.I. Health Care Fund Portfolio, Series I (Health) -
5,155.356 shares at $30.23 per share (cost $141,333)	155,846
Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
7,210.145 shares at $27.23 per share (cost $156,723)	196,332
Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
36,876.368 shares at $39.06 per share (cost $1,267,995)	1,440,391
Invesco V.I. American Franchise Fund Portfolio, Series I (Franchise) -
1,280.306 shares at $67.15 per share (cost $87,172)	85,973
Janus Aspen Series (Janus):
Janus Henderson Research Portfolio, Institutional Shares (Growth) -
1,177.413 shares at $40.79 per share (cost $29,690)	48,027
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I (Mid-Cap) -
9,350.783 shares at $29.76 per share (cost $229,853)	278,279
Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
3,963.827 shares at $10.57 per share (cost $42,820)	41,898
Neuberger Berman AMT Sustainable Equity Portfolio, Class I (Equity) -
39,030.078 shares at $26.89 per share (cost $1,016,841)	1,049,519
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
20,823.749 shares at $16.01 per share (cost $351,775)	333,388
Rydex Variable Trust (Rydex):
Rydex Nova Fund Portfolio (Nova) -
5,059.805 shares at $135.68 per share (cost $614,081)	686,514
Rydex NASDAQ-100 Fund Portfolio (NASDAQ) -
40,854.344 shares at $48.86 per share (cost $1,665,944)	1,996,143
Rydex Precious Metals Fund Portfolio (Precious Metals) -
106,148.517 shares at $36.74 per share (cost $3,322,385)	3,899,897
Rydex Inverse S&P 500 Strategy Fund Portfolio (Inv. S&P 500) -
6,033.598 shares at $55.29 per share (cost $402,507)	333,598
Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
45,827.855 shares at $34.15 per share (cost $1,412,713)	1,565,021
Rydex Inverse NASDAQ-100 Strategy Fund Portfolio (Inverse NASDAQ) -
2,265.265 shares at $41.22 per share (cost $111,307)	93,374

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2019

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Rydex Variable Trust (Rydex), continued:
Rydex Inverse Government Long Bond Strategy Fund Portfolio (Inv. Long Bond) -
287.072 shares at $85.26 per share (cost $25,655)	$24,476
Rydex Russell 2000 1.5x Strategy Fund Portfolio (Russell) -
18,312.154 shares at $77.93 per share (cost $1,202,571)	1,427,066
Guggenheim Long Short Equity Fund Portfolio (Sector Rotation) -
93,393.624 shares at $13.84 per share (cost $1,363,883)	1,292,568
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
105,304.044 shares at $16.20 per share (cost $1,782,299)	1,705,926
Vanguard Variable Insurance Fund (Vanguard):
Vanguard Equity Index Portfolio (Equity Index) -
1,378,669.350 shares at $47.70 per share (cost $49,418,788)	65,762,528
Vanguard Total Bond Market Index Portfolio (Total Bond) -
7,400,102.965 shares at $12.21 per share (cost $87,112,393)	90,355,257
Vanguard Real Estate Index Portfolio (REIT Index) -
1,931,489.134 shares at $13.74 per share (cost $24,169,008)	26,538,661
Vanguard Mid-Cap Index Portfolio (Mid-Cap) -
1,432,688.973 shares at $24.03 per share (cost $28,115,013)	34,427,516
Vanguard Total Stock Market Index Portfolio (Stock Market Index) -
717,109.676 shares at $42.81 per share (cost $23,550,863)	30,699,465
Vanguard Conservative Allocation Portfolio (Conservative) -
187,457.107 shares at $26.53 per share (cost $4,708,574)	4,973,237
Vanguard Moderate Allocation Portfolio (Moderate) -
46,823.927 shares at $30.12 per share (cost $1,287,566)	1,410,337
Vanguard Short-Term Investment-Grade Portfolio (Short-Term) -
1,845,671.179 shares at $10.84 per share (cost $19,500,822)	20,007,076
Vanguard Equity Income Portfolio (Equity Income) -
772,703.644 shares at $24.17 per share (cost $15,769,960)	18,676,247
Vanguard Growth Portfolio (Growth) -
603,252.070 shares at $26.95 per share (cost $12,415,034)	16,257,643
Vanguard High Yield Bond Portfolio (High Yield Bond) -
1,478,767.390 shares at $8.19 per share (cost $11,475,257)	12,111,105
Vanguard Balanced Portfolio (Balanced) -
851,380.805 shares at $24.94 per share (cost $18,317,887)	21,233,437
Vanguard International Portfolio (International) -
1,505,542.438 shares at $29.00 per share (cost $34,172,708)	43,660,731
Vanguard Diversified Value Portfolio (Diversified) -
978,836.693 shares at $16.45 per share (cost $14,503,141)	16,101,864

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2019

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Vanguard Variable Insurance Fund (Vanguard), continued:
Vanguard Small Company Growth Portfolio (Small Company Growth) -
875,961.869 shares at $23.08 per share (cost $18,096,036)	$20,217,200
Vanguard Total International Stock Market Index Portfolio (International Stock) -
23,239.418 shares at $21.38 per share (cost $464,735)	496,859
Vanguard Global Bond Index Portfolio (Global Bond) -
36,070.722 shares at $21.41 per share (cost $773,711)	772,274
Wells Fargo Funds - Variable Trust (Wells Fargo):
Wells Fargo VT Discovery Fund Portfolio, Class 2 (Discovery) -
18,882.186 shares at $32.85 per share (cost $521,894)	620,280
Wells Fargo VT Opportunity Fund Portfolio, Class 2 (Opportunity) -
6,846.500 shares at $26.68 per share (cost $151,550)	182,665
ProFunds VP (ProFunds):
ProFund VP Bull Portfolio (Bull) -
17,053.037 shares at $53.62 per share (cost $705,599)	914,384
ProFund VP Europe 30 Portfolio (Europe) -
3,260.434 shares at $23.50 per share (cost $69,118)	76,620
ProFund VP Mid-Cap Value Portfolio (Mid-Cap) -
1,383.783 shares at $42.15 per share (cost $53,183)	58,326
ProFund VP NASDAQ-100 Portfolio (NASDAQ-100) -
0.00 shares at $51.68 per share (cost $0)	-
ProFund VP Small-Cap Portfolio (Small-Cap) -
0.000 shares at $35.40 per share (cost $0)	-
ProFund VP Small-Cap Value Portfolio (Small-Cap Value) -
103.155 shares at $48.67 per share (cost $4,766)	5,021
ProFund VP Dow 30 Portfolio (Classic Dow) -
2,623.873 shares at $28.16 per share (cost $83,195)	73,888
Inverse ProFunds VP (ProFunds):
ProFund VP Bear Portfolio (Bear) -
0.000 shares at $26.48 per share (cost $0)	-
ProFund VP Short NASDAQ-100 Portfolio (Short NASDAQ) -
32.491 shares at $31.90 per share (cost $1,443)	1,036
ProFund VP Short Small-Cap Portfolio (Short Small-Cap) -
926.589 shares at $10.20 per share (cost $15,526)	9,451
ProFund VP Short Dow 30 Portfolio (Short Dow) -
55.293 shares at $35.00 per share (cost $3,045)	1,935
Ultra ProFunds VP (ProFunds):
ProFund VP UltraMid-Cap Portfolio (UltraMid) -
284.746 shares at $61.51 per share (cost $16,592)	17,515

The accompanying notes are an integral part of these financial statements

FS-6

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2019

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Ultra ProFunds VP (ProFunds), continued:
ProFund VP UltraNASDAQ-100 Portfolio (UltraOTC) -
5,835.479 shares at $122.19 per share (cost $503,024)	$713,037
ProFund VP UltraSmall-Cap Portfolio (UltraSmall) -
499.978 shares at $23.72 per share (cost $11,163)	11,859
ProFund VP UltraBull Portfolio (UltraBull) -
3,803.525 shares at $16.21 per share (cost $54,341)	61,655
Non-Equity ProFunds VP (ProFunds):
ProFund VP US Government Plus Portfolio (U.S. Gov. Plus) -
1,084.093 shares at $27.15 per share (cost $25,757)	29,433
ProFund VP Rising Rates Opportunity Portfolio (Opportunity) -
83.190 shares at $38.21 per share (cost $4,063)	3,179
Sector ProFunds VP (ProFunds):
ProFund VP Oil & Gas Portfolio (Oil & Gas) -
1,705.667 shares at $29.86 per share (cost $57,194)	50,931
ProFund VP Precious Metals Portfolio (Precious Metals) -
4,135.178 shares at $24.94 per share (cost $89,332)	103,131
ProFund VP Real Estate Portfolio (Real Estate) -
1,642.503 shares at $65.05 per share (cost $100,950)	106,845
Access VP High Yield Fund (ProFunds):
Access VP High Yield Fund Portfolio (High Yield) -
538.827 shares at $28.71 per share (cost $15,157)	15,470
ProFund VP Government Money Market (ProFunds):
ProFund VP Government Money Market Portfolio (Money Market) -
2,018,853.050 shares at $1.00 per share (cost $2,018,853)	2,018,853
PIMCO Variable Insurance Trust (Pimco):
PIMCO CommodityRealReturn Strategy Portfolio,
Administrative Class (Commodity) -
342,769.754 shares at $6.41 per share (cost $3,426,068)	2,197,154
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
924,214.876 shares at $11.02 per share (cost $10,096,697)	10,184,848
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
6,431.082 shares at $10.20 per share (cost $65,593)	65,597
American Century Investments (American Century):
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
118,255.166 shares at $20.68 per share (cost $2,300,846)	2,445,517
American Century VP International Fund Portfolio, Class I (International) -
120,039.066 shares at $11.50 per share (cost $1,173,292)	1,380,449

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2019

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

American Century Investments (American Century), continued:
American Century VP Inflation Protection Fund Portfolio, Class I (Inflation) -
14,815.780 shares at $10.28 per share (cost $152,268)	$152,306
American Funds Insurance Series (American Funds):
American Funds IS Growth-Income Fund Portfolio, Class 1 (IS Growth-Inc) -
133.077 shares at $50.71 per share (cost $6,334)	6,748
American Funds IS Growth Fund Portfolio, Class 1 (IS Growth) -
459.584 shares at $81.22 per share (cost $36,213)	37,327
American Funds IS Blue Chip Income and Growth Fund Portfolio, Class 1 (Blue Chip) -
16,375.404 shares at $13.56 per share (cost $205,625)	222,050
American Funds IS International Fund Portfolio, Class 1 (IS International) -
3,542.274 shares at $20.86 per share (cost $71,806)	73,892
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Inc.) -
411,411.685 shares at $15.97 per share (cost $7,189,305)	6,570,245
MFS Variable Insurance Trust (MFS):
MFS Utilities Series Portfolio, Initial Class (Utilities IC) -
74,711.948 shares at $35.18 per share (cost $2,315,812)	2,628,366
MFS Mid Cap Growth Series Portfolio, Initial Class (Mid Cap) -
20,499.937 shares at $9.96 per share (cost $200,058)	204,179
MFS Variable Insurance Trust II (MFS):
MFS Research International Portfolio, Initial Class (Research) -
239,737.095 shares at $16.96 per share (cost $3,697,229)	4,065,941
Calvert Variable Products, Inc. (Summit):
Calvert VP S&P 500 Index Portfolio (S&P 500) -
22,308.106 shares at $147.79 per share (cost $2,864,977)	3,296,915
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
10,995.986 shares at $90.02 per share (cost $924,119)	989,859
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
3,964.923 shares at $111.74 per share (cost $359,207)	443,041
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
363,501.314 shares at $20.77 per share (cost $6,091,531)	7,549,922
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
326,492.785 shares at $19.81 per share (cost $5,246,464)	6,467,822
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
663,141.547 shares at $18.86 per share (cost $10,645,630)	12,506,850
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
58,608.121 shares at $80.81 per share (cost $4,754,198)	4,736,122

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2019

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
366,692.735 shares at $38.98 per share (cost $8,083,187)	$14,293,683
Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
744,191.940 shares at $15.99 per share (cost $11,366,832)	11,899,629
DFA Investment Dimensions Group Inc. (DFA):
VA Global Bond Portfolio (Bond) -
2,152,693.226 shares at $10.48 per share (cost $23,044,554)	22,560,225
VA International Small Portfolio (Small) -
860,764.687 shares at $12.52 per share (cost $10,597,509)	10,776,774
VA International Value Portfolio (Value) -
1,904,933.022 shares at $12.26 per share (cost $22,957,134)	23,354,479
VA Short-Term Fixed Portfolio (Fixed) -
1,460,334.770 shares at $10.20 per share (cost $14,965,621)	14,895,415
VA U.S. Large Value Portfolio (Large) -
815,544.721 shares at $27.45 per share (cost $20,088,825)	22,386,703
VA U.S. Targeted Value Portfolio (Targeted) -
678,935.625 shares at $17.98 per share (cost $12,278,341)	12,207,263
DFA VA Global Moderate Allocation Portfolio (Global) -
559,080.716 shares at $13.31 per share (cost $7,120,197)	7,441,364
VA Equity Allocation Portfolio (Equity) -
37,276.747 shares at $11.71 per share (cost $408,649)	436,511

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$750,145,114

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Balanced

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$10,664
Mortality and expense risk charge	(3,948)
Net investment income(loss)	6,716

Realized gain(loss) on investments:
Net realized gain distributions	24,549
Net realized gain(loss) on sale of fund shares	17,006
Net realized gain(loss)	41,555

Change in unrealized appreciation/depreciation	91,552

Net increase(decrease) in net assets resulting
from operations	$139,823

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$6,716	$7,702
Net realized gain(loss)	41,555	64,783
Net change in unrealized appreciation/depreciation	91,552	(93,282)
Net increase(decrease) in net assets resulting
from operations	139,823	(20,797)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	48,820	4,300
Subaccounts transfers (including fixed account), net	(24,344)	29,178
Transfers for policyowner benefits and terminations	(46,657)	(44,819)
Policyowner maintenance charges	(183)	(187)
Net increase(decrease) from policyowner transactions	(22,364)	(11,528)

Total increase(decrease) in net assets	117,459	(32,325)
Net assets at beginning of period	626,261	658,586
Net assets at end of period	$743,720	$626,261

The accompanying notes are an integral part of these financial statements.

FS-10

Calvert		Scudder
				Small
Mid Cap		Small Cap		Mid Value

2019		2019		2019

$4,027		$2,887		$7,666
(5,337)		(1,578)		(5,984)
(1,310)		1,309		1,682

75,859		23,767		76,118
3,305		(959)		(27,902)
79,164		22,808		48,216

151,378		31,142		164,374

$229,232		$55,259		$214,272

Mid Cap		Small Cap		Small Mid Value

2019	2018	2019	2018	2019	2018

$(1,310)	$(569)	$1,309	$909	$1,682	$7,499
79,164	86,391	22,808	19,146	48,216	191,421
151,378	(124,399)	31,142	(50,465)	164,374	(380,477)

229,232	(38,577)	55,259	(30,410)	214,272	(181,557)

-	-	-	-	159,160	292,709
(53,130)	(7,854)	(109,350)	5,741	(107,137)	(33,139)
(13,254)	(9,698)	(6,643)	(4,763)	(31,644)	(114,793)
(123)	(137)	(96)	(100)	(123)	(136)
(66,507)	(17,689)	(116,089)	878	20,256	144,641

162,725	(56,266)	(60,830)	(29,532)	234,528	(36,916)
760,733	816,999	243,614	273,146	928,755	965,671
$923,458	$760,733	$182,784	$243,614	$1,163,283	$928,755

FS-11

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Thematic

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,937
Mortality and expense risk charge	(2,004)
Net investment income(loss)	3,933

Realized gain(loss) on investments:
Net realized gain distributions	7,099
Net realized gain(loss) on sale of fund shares	8,960
Net realized gain(loss)	16,059

Change in unrealized appreciation/depreciation	66,847

Net increase(decrease) in net assets resulting
from operations	$86,839

	Thematic

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,933	$1,467
Net realized gain(loss)	16,059	23,287
Net change in unrealized appreciation/depreciation	66,847	(82,454)
Net increase(decrease) in net assets resulting
from operations	86,839	(57,700)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	270	23,344
Subaccounts transfers (including fixed account), net	(4,097)	(24,213)
Transfers for policyowner benefits and terminations	(11,627)	(22,166)
Policyowner maintenance charges	(30)	(25)
Net increase(decrease) from policyowner transactions	(15,484)	(23,060)

Total increase(decrease) in net assets	71,355	(80,760)
Net assets at beginning of period	277,772	358,532
Net assets at end of period	$349,127	$277,772

The accompanying notes are an integral part of these financial statements.

FS-12

Scudder		Fidelity
				Inv. Grade
Growth		Overseas IC		Bond IC

2019		2019		2019

$4,432		$62,392		$665,476
(3,357)		(19,823)		(139,011)
1,075		42,569		526,465

113,806		125,599		-
50,204		37,329		24,920
164,010		162,928		24,920

49,987		632,185		1,513,132

$215,072		$837,682		$2,064,517

Growth		Overseas IC		Inv. Grade Bond IC

2019	2018	2019	2018	2019	2018

$1,075	$541	$42,569	$36,606	$526,465	$445,405
164,010	37,867	162,928	109,399	24,920	51,430
49,987	(45,955)	632,185	(718,030)	1,513,132	(779,338)

215,072	(7,547)	837,682	(572,025)	2,064,517	(282,503)

52,392	7,257	61,701	316,361	407,253	501,783
19,408	(85,938)	(47,723)	(93,133)	1,915,633	105,279
(172,230)	(4,407)	(150,740)	(411,838)	(2,124,946)	(1,884,326)
(127)	(56)	(482)	(526)	(105,305)	(106,355)
(100,557)	(83,144)	(137,244)	(189,136)	92,635	(1,383,619)

114,515	(90,691)	700,438	(761,161)	2,157,152	(1,666,122)
248,478	339,169	3,176,638	3,937,799	23,114,300	24,780,422
$362,993	$248,478	$3,877,076	$3,176,638	$25,271,452	$23,114,300

FS-13

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity Income
	IC

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$54,897
Mortality and expense risk charge	(16,827)
Net investment income(loss)	38,070

Realized gain(loss) on investments:
Net realized gain distributions	185,642
Net realized gain(loss) on sale of fund shares	11,569
Net realized gain(loss)	197,211

Change in unrealized appreciation/depreciation	431,855

Net increase(decrease) in net assets resulting
from operations	$667,136

	Equity Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$38,070	$48,482
Net realized gain(loss)	197,211	168,171
Net change in unrealized appreciation/depreciation	431,855	(465,018)
Net increase(decrease) in net assets resulting
from operations	667,136	(248,365)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	7,493	53,645
Subaccounts transfers (including fixed account), net	(103,787)	(17,825)
Transfers for policyowner benefits and terminations	(320,193)	(292,864)
Policyowner maintenance charges	(470)	(480)
Net increase(decrease) from policyowner transactions	(416,957)	(257,524)

Total increase(decrease) in net assets	250,179	(505,889)
Net assets at beginning of period	2,633,958	3,139,847
Net assets at end of period	$2,884,137	$2,633,958

The accompanying notes are an integral part of these financial statements.

FS-14

Fidelity
Growth		High Income		High Income
IC		IC		SC

2019		2019		2019

$10,381		$115,827		$2,376
(23,702)		(12,008)		(278)
(13,321)		103,819		2,098

259,000		-		-
165,906		(11,252)		(99)
424,906		(11,252)		(99)

761,684		210,379		4,097

$1,173,269		$302,946		$6,096

Growth IC		High Income IC		High Income SC

2019	2018	2019	2018	2019	2018

$(13,321)	$(14,480)	$103,819	$107,021	$2,098	$2,507
424,906	823,159	(11,252)	(48,360)	(99)	(774)
761,684	(839,287)	210,379	(144,957)	4,097	(3,864)

1,173,269	(30,608)	302,946	(86,296)	6,096	(2,131)

10,785	26,278	150,659	309,180	-	-
(450,184)	(95,125)	(187,551)	107,926	-	(5,005)
(304,467)	(129,589)	(82,146)	(590,785)	(1,822)	(2,030)
(775)	(799)	(206)	(249)	(8)	(9)
(744,641)	(199,235)	(119,244)	(173,928)	(1,830)	(7,044)

428,628	(229,843)	183,702	(260,224)	4,266	(9,175)
3,737,548	3,967,391	2,115,584	2,375,808	43,499	52,674
$4,166,176	$3,737,548	$2,299,286	$2,115,584	$47,765	$43,499

FS-15

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Contrafund
	IC

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$76,654
Mortality and expense risk charge	(98,556)
Net investment income(loss)	(21,902)

Realized gain(loss) on investments:
Net realized gain distributions	1,898,459
Net realized gain(loss) on sale of fund shares	327,819
Net realized gain(loss)	2,226,278

Change in unrealized appreciation/depreciation	2,231,256

Net increase(decrease) in net assets resulting
from operations	$4,435,632

	Contrafund IC

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(21,902)	$17,217
Net realized gain(loss)	2,226,278	2,224,500
Net change in unrealized appreciation/depreciation	2,231,256	(3,301,065)
Net increase(decrease) in net assets resulting
from operations	4,435,632	(1,059,348)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	211,293	489,902
Subaccounts transfers (including fixed account), net	(622,014)	(1,883,778)
Transfers for policyowner benefits and terminations	(1,385,146)	(1,122,835)
Policyowner maintenance charges	(2,739)	(2,882)
Net increase(decrease) from policyowner transactions	(1,798,606)	(2,519,593)

Total increase(decrease) in net assets	2,637,026	(3,578,941)
Net assets at beginning of period	14,862,211	18,441,152
Net assets at end of period	$17,499,237	$14,862,211

The accompanying notes are an integral part of these financial statements.

FS-16

Fidelity
Contrafund		Mid Cap		Mid Cap
SC		IC		SC

2019		2019		2019

$3,144		$56,039		$2,829
(5,358)		(39,744)		(2,150)
(2,214)		16,295		679

99,646		752,364		38,849
32,116		(102,334)		(1,061)
131,762		650,030		37,788

108,538		665,063		32,609

$238,086		$1,331,388		$71,076

Contrafund SC		Mid Cap IC		Mid Cap SC

2019	2018	2019	2018	2019	2018

$(2,214)	$(58)	$16,295	$2,675	$679	$(412)
131,762	109,503	650,030	950,221	37,788	47,406
108,538	(166,409)	665,063	(2,082,540)	32,609	(120,988)

238,086	(56,964)	1,331,388	(1,129,644)	71,076	(73,994)

2,040	1,972	31,034	326,865	-	-
(71,360)	(70,253)	(850,737)	(177,850)	(72)	(72,589)
(17,857)	(55,330)	(834,756)	(628,920)	(21,752)	(85,729)
(252)	(275)	(1,096)	(1,232)	(102)	(137)
(87,429)	(123,886)	(1,655,555)	(481,137)	(21,926)	(158,455)

150,657	(180,850)	(324,167)	(1,610,781)	49,150	(232,449)
778,898	959,748	6,897,579	8,508,360	320,730	553,179
$929,555	$778,898	$6,573,412	$6,897,579	$369,880	$320,730

FS-17

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Strategic

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$397,350
Mortality and expense risk charge	(64,923)
Net investment income(loss)	332,427

Realized gain(loss) on investments:
Net realized gain distributions	87,727
Net realized gain(loss) on sale of fund shares	3,295
Net realized gain(loss)	91,022

Change in unrealized appreciation/depreciation	691,491

Net increase(decrease) in net assets resulting
from operations	$1,114,940

	Strategic

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$332,427	$357,652
Net realized gain(loss)	91,022	5,533
Net change in unrealized appreciation/depreciation	691,491	(729,447)
Net increase(decrease) in net assets resulting
from operations	1,114,940	(366,262)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	191,609	344,557
Subaccounts transfers (including fixed account), net	1,226,925	(77,642)
Transfers for policyowner benefits and terminations	(1,079,044)	(585,275)
Policyowner maintenance charges	(49,291)	(49,645)
Net increase(decrease) from policyowner transactions	290,199	(368,005)

Total increase(decrease) in net assets	1,405,139	(734,267)
Net assets at beginning of period	10,871,021	11,605,288
Net assets at end of period	$12,276,160	$10,871,021

The accompanying notes are an integral part of these financial statements.

FS-18

Fidelity		AIM

Money Market		Dividend		Health

2019		2019		2019

$381,418		$2,892		$59
(107,642)		(676)		(1,660)
273,776		2,216		(1,601)

-		5,367		3,280
-		3,711		(8,573)
-		9,078		(5,293)

-		13,553		82,411

$273,776		$24,847		$75,517

Money Market		Dividend		Health

2019	2018	2019	2018	2019	2018

$273,776	$157,825	$2,216	$2,824	$(1,601)	$(2,162)
-	-	9,078	6,890	(5,293)	43,501
-	-	13,553	(23,500)	82,411	(31,537)

273,776	157,825	24,847	(13,786)	75,517	9,802

16,190,207	6,851,569	45	-	-	-
(14,447,639)	12,084,112	(4,767)	(46,365)	(297,536)	175,824
(5,701,128)	(9,705,262)	(8,629)	(9,035)	(7,828)	(1,189)
(2,373)	(2,085)	(33)	(37)	(50)	(92)
(3,960,933)	9,228,334	(13,384)	(55,437)	(305,414)	174,543

(3,687,157)	9,386,159	11,463	(69,223)	(229,897)	184,345
21,881,243	12,495,084	111,681	180,904	385,743	201,398
$18,194,086	$21,881,243	$123,144	$111,681	$155,846	$385,743

FS-19

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Technology

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(1,426)
Net investment income(loss)	(1,426)

Realized gain(loss) on investments:
Net realized gain distributions	20,162
Net realized gain(loss) on sale of fund shares	17,176
Net realized gain(loss)	37,338

Change in unrealized appreciation/depreciation	32,271

Net increase(decrease) in net assets resulting
from operations	$68,183

	Technology

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,426)	$(1,685)
Net realized gain(loss)	37,338	40,528
Net change in unrealized appreciation/depreciation	32,271	(34,147)
Net increase(decrease) in net assets resulting
from operations	68,183	4,696

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	230
Subaccounts transfers (including fixed account), net	(59,068)	(9,367)
Transfers for policyowner benefits and terminations	(10,050)	(523)
Policyowner maintenance charges	(47)	(100)
Net increase(decrease) from policyowner transactions	(69,165)	(9,760)

Total increase(decrease) in net assets	(982)	(5,064)
Net assets at beginning of period	197,314	202,378
Net assets at end of period	$196,332	$197,314

The accompanying notes are an integral part of these financial statements.

FS-20

AIM				Janus

Intl. Growth		Franchise		Growth

2019		2019		2019

$20,787		$-		$199
(7,464)		(1,006)		(260)
13,323		(1,006)		(61)

83,971		24,952		4,429
14,128		1,600		625
98,099		26,552		5,054

198,268		5,889		7,588

$309,690		$31,435		$12,581

Intl. Growth		Franchise		Growth

2019	2018	2019	2018	2019	2018

$13,323	$19,594	$(1,006)	$(400)	$(61)	$(20)
98,099	29,514	26,552	3,743	5,054	2,031
198,268	(248,059)	5,889	(7,078)	7,588	(3,210)

309,690	(198,951)	31,435	(3,735)	12,581	(1,199)

78,509	142,511	-	-	-	-
65,860	(11,352)	60,561	18,251	-	-
(57,667)	(126,908)	(80,958)	(1,750)	(1,268)	-
(267)	(284)	(6)	(7)	(54)	(52)
86,435	3,967	(20,403)	16,494	(1,322)	(52)

396,125	(194,984)	11,032	12,759	11,259	(1,251)
1,044,266	1,239,250	74,941	62,182	36,768	38,019
$1,440,391	$1,044,266	$85,973	$74,941	$48,027	$36,768

FS-21

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Mid-Cap

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(1,590)
Net investment income(loss)	(1,590)

Realized gain(loss) on investments:
Net realized gain distributions	18,323
Net realized gain(loss) on sale of fund shares	3,696
Net realized gain(loss)	22,019

Change in unrealized appreciation/depreciation	49,183

Net increase(decrease) in net assets resulting
from operations	$69,612

	Mid-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,590)	$(1,490)
Net realized gain(loss)	22,019	19,020
Net change in unrealized appreciation/depreciation	49,183	(34,799)
Net increase(decrease) in net assets resulting
from operations	69,612	(17,269)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(361)	5,445
Transfers for policyowner benefits and terminations	(11,857)	(19)
Policyowner maintenance charges	(253)	(245)
Net increase(decrease) from policyowner transactions	(12,471)	5,181

Total increase(decrease) in net assets	57,141	(12,088)
Net assets at beginning of period	221,138	233,226
Net assets at end of period	$278,279	$221,138

The accompanying notes are an integral part of these financial statements.

FS-22

Neuberger Berman

Bond		Equity		Regency

2019		2019		2019

$842		$4,059		$3,280
(229)		(3,712)		(2,578)
613		347		702

-		54,067		53,350
(263)		(458)		(3,579)
(263)		53,609		49,771

747		32,677		8,476

$1,097		$86,633		$58,949

Bond		Equity		Regency

2019	2018	2019	2018	2019	2018

$613	$593	$347	$-	$702	$463
(263)	(1,493)	53,609	-	49,771	27,405
747	1,151	32,677	-	8,476	(103,503)

1,097	251	86,633	-	58,949	(75,635)

-	-	2,414	-	1,225	26,688
9,536	(22,875)	989,265	-	(130,358)	(11,349)
(8,391)	(9,581)	(28,580)	-	(7,085)	(8,913)
(11)	(11)	(213)	-	(78)	(97)
1,134	(32,467)	962,886	-	(136,296)	6,329

2,231	(32,216)	1,049,519	-	(77,347)	(69,306)
39,667	71,883	-	-	410,735	480,041
$41,898	$39,667	$1,049,519	$-	$333,388	$410,735

FS-23

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex

	Nova

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$18,188
Mortality and expense risk charge	(6,259)
Net investment income(loss)	11,929

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	48,153
Net realized gain(loss)	48,153

Change in unrealized appreciation/depreciation	221,364

Net increase(decrease) in net assets resulting
from operations	$281,446

	Nova

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$11,929	$(5,319)
Net realized gain(loss)	48,153	232,957
Net change in unrealized appreciation/depreciation	221,364	(330,739)
Net increase(decrease) in net assets resulting
from operations	281,446	(103,101)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	116	27,192
Subaccounts transfers (including fixed account), net	(499,061)	(679,860)
Transfers for policyowner benefits and terminations	(7,589)	(108,053)
Policyowner maintenance charges	(501)	(388)
Net increase(decrease) from policyowner transactions	(507,035)	(761,109)

Total increase(decrease) in net assets	(225,589)	(864,210)
Net assets at beginning of period	912,103	1,776,313
Net assets at end of period	$686,514	$912,103

The accompanying notes are an integral part of these financial statements.

FS-24

Rydex
		Precious		Inv.
NASDAQ		Metals		S&P 500

2019		2019		2019

$2,592		$-		$3,222
(11,918)		(16,112)		(2,452)
(9,326)		(16,112)		770

46,869		-		-
182,423		309,692		(57,030)
229,292		309,692		(57,030)

372,425		947,236		(62,568)

$592,391		$1,240,816		$(118,828)

NASDAQ		Precious Metals		Inv. S&P 500

2019	2018	2019	2018	2019	2018

$(9,326)	$(16,771)	$(16,112)	$89,478	$770	$(2,939)
229,292	344,969	309,692	(146,073)	(57,030)	(107,997)
372,425	(328,446)	947,236	(332,074)	(62,568)	143,366

592,391	(248)	1,240,816	(388,669)	(118,828)	32,430

13,682	139,726	51,867	64,239	300	538
13,154	(962,855)	159,176	462,380	(12,137)	11,573
(543,656)	(260,638)	(66,701)	(246,802)	(30,077)	(43,936)
(606)	(753)	(909)	(932)	(153)	(147)
(517,426)	(1,084,520)	143,433	278,885	(42,067)	(31,972)

74,965	(1,084,768)	1,384,249	(109,784)	(160,895)	458
1,921,178	3,005,946	2,515,648	2,625,432	494,493	494,035
$1,996,143	$1,921,178	$3,899,897	$2,515,648	$333,598	$494,493

FS-25

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Gov. Long
	Bond

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$18,138
Mortality and expense risk charge	(9,065)
Net investment income(loss)	9,073

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	2,220
Net realized gain(loss)	2,220

Change in unrealized appreciation/depreciation	208,338

Net increase(decrease) in net assets resulting
from operations	$219,631

	Gov. Long Bond

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$9,073	$13,776
Net realized gain(loss)	2,220	(76,825)
Net change in unrealized appreciation/depreciation	208,338	(45,100)
Net increase(decrease) in net assets resulting
from operations	219,631	(108,149)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	9,075	240
Subaccounts transfers (including fixed account), net	1,780	(83,326)
Transfers for policyowner benefits and terminations	(27,903)	(15,332)
Policyowner maintenance charges	(157)	(154)
Net increase(decrease) from policyowner transactions	(17,205)	(98,572)

Total increase(decrease) in net assets	202,426	(206,721)
Net assets at beginning of period	1,362,595	1,569,316
Net assets at end of period	$1,565,021	$1,362,595

The accompanying notes are an integral part of these financial statements.

FS-26

Rydex
Inverse		Inv. Long
NASDAQ		Bond		Russell

2019		2019		2019

$689		$-		$-
(2,078)		(199)		(7,315)
(1,389)		(199)		(7,315)

-		-		-
(133,146)		(6,683)		25,332
(133,146)		(6,683)		25,332

(48,449)		1,415		378,222

$(182,984)		$(5,467)		$396,239

Inverse NASDAQ		Inv. Long Bond		Russell

2019	2018	2019	2018	2019	2018

$(1,389)	$(1,001)	$(199)	$(440)	$(7,315)	$(9,085)
(133,146)	(18,430)	(6,683)	641	25,332	300,234
(48,449)	45,010	1,415	(2,359)	378,222	(580,013)

(182,984)	25,579	(5,467)	(2,158)	396,239	(288,864)

645	20,698	1,240	90	4,824	63,475
(315,174)	448,497	(8,380)	10,895	(141,310)	(302,373)
(9,791)	(1,656)	(799)	(9,388)	(18,715)	(108,582)
(170)	(119)	(15)	(7)	(212)	(236)
(324,490)	467,420	(7,954)	1,590	(155,413)	(347,716)

(507,474)	492,999	(13,421)	(568)	240,826	(636,580)
600,848	107,849	37,897	38,465	1,186,240	1,822,820
$93,374	$600,848	$24,476	$37,897	$1,427,066	$1,186,240

FS-27

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Sector
	Rotation

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$7,384
Mortality and expense risk charge	(7,389)
Net investment income(loss)	(5)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(106,326)
Net realized gain(loss)	(106,326)

Change in unrealized appreciation/depreciation	167,431

Net increase(decrease) in net assets resulting
from operations	$61,100

	Sector Rotation

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(5)	$(8,323)
Net realized gain(loss)	(106,326)	207,644
Net change in unrealized appreciation/depreciation	167,431	(409,190)
Net increase(decrease) in net assets resulting
from operations	61,100	(209,869)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	78,555	26,047
Subaccounts transfers (including fixed account), net	120,018	183,467
Transfers for policyowner benefits and terminations	(190,520)	(137,305)
Policyowner maintenance charges	(75)	(93)
Net increase(decrease) from policyowner transactions	7,978	72,116

Total increase(decrease) in net assets	69,078	(137,753)
Net assets at beginning of period	1,223,490	1,361,243
Net assets at end of period	$1,292,568	$1,223,490

The accompanying notes are an integral part of these financial statements.

FS-28

Third Avenue		Vanguard

Value		Equity Index		Total Bond

2019		2019		2019

$4,641		$786,184		$1,384,665
(10,269)		(274,547)		(365,591)
(5,628)		511,637		1,019,074

-		1,029,385		-
(18,629)		959,568		106,538
(18,629)		1,988,953		106,538

230,255		10,294,826		4,016,072

$205,998		$12,795,416		$5,141,684

Value		Equity Index		Total Bond

2019	2018	2019	2018	2019	2018

$(5,628)	$26,333	$511,637	$442,849	$1,019,074	$750,414
(18,629)	35,677	1,988,953	2,210,886	106,538	(96,423)
230,255	(511,365)	10,294,826	(4,455,833)	4,016,072	(831,061)

205,998	(449,355)	12,795,416	(1,802,098)	5,141,684	(177,070)

39,793	34,805	16,883,723	3,815,437	37,223,950	10,730,255
(34,174)	(266,307)	3,880,075	(3,952,369)	3,867,955	806,049
(225,029)	(114,903)	(3,316,043)	(1,959,972)	(4,851,689)	(4,483,606)
(455)	(549)	(137,378)	(137,506)	(112,624)	(113,632)
(219,865)	(346,954)	17,310,377	(2,234,410)	36,127,592	6,939,066

(13,867)	(796,309)	30,105,793	(4,036,508)	41,269,276	6,761,996
1,719,793	2,516,102	35,656,735	39,693,243	49,085,981	42,323,985
$1,705,926	$1,719,793	$65,762,528	$35,656,735	$90,355,257	$49,085,981

FS-29

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	REIT Index

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$665,856
Mortality and expense risk charge	(140,763)
Net investment income(loss)	525,093

Realized gain(loss) on investments:
Net realized gain distributions	1,203,356
Net realized gain(loss) on sale of fund shares	105,846
Net realized gain(loss)	1,309,202

Change in unrealized appreciation/depreciation	4,064,480

Net increase(decrease) in net assets resulting
from operations	$5,898,775

	REIT Index

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$525,093	$537,904
Net realized gain(loss)	1,309,202	714,070
Net change in unrealized appreciation/depreciation	4,064,480	(2,552,814)
Net increase(decrease) in net assets resulting
from operations	5,898,775	(1,300,840)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	2,507,375	1,998,975
Subaccounts transfers (including fixed account), net	(1,268,291)	(519,570)
Transfers for policyowner benefits and terminations	(1,709,085)	(1,421,200)
Policyowner maintenance charges	(55,086)	(54,998)
Net increase(decrease) from policyowner transactions	(525,087)	3,207

Total increase(decrease) in net assets	5,373,688	(1,297,633)
Net assets at beginning of period	21,164,973	22,462,606
Net assets at end of period	$26,538,661	$21,164,973

The accompanying notes are an integral part of these financial statements.

FS-30

Vanguard
		Stock Market
Mid-Cap		Index		Conservative

2019		2019		2019

$443,998		$410,203		$57,437
(172,924)		(149,416)		(16,416)
271,074		260,787		41,021

2,288,705		734,450		59,245
464,417		353,198		7,189
2,753,122		1,087,648		66,434

4,840,690		5,480,689		304,583

$7,864,886		$6,829,124		$412,038

Mid-Cap		Stock Market Index		Conservative

2019	2018	2019	2018	2019	2018

$271,074	$158,628	$260,787	$221,043	$41,021	$13,154
2,753,122	1,809,020	1,087,648	2,243,380	66,434	20,012
4,840,690	(4,815,392)	5,480,689	(3,753,994)	304,583	(69,453)

7,864,886	(2,847,744)	6,829,124	(1,289,571)	412,038	(36,287)

2,769,107	3,898,913	1,541,408	3,672,226	3,153,915	627,696
(170,941)	(394,489)	1,532,401	(1,686,763)	371,337	(160,072)
(1,865,661)	(1,694,938)	(1,274,361)	(2,511,869)	(172,856)	(44,345)
(39,454)	(39,140)	(1,748)	(1,847)	(175)	(109)
693,051	1,770,346	1,797,700	(528,253)	3,352,221	423,170

8,557,937	(1,077,398)	8,626,824	(1,817,824)	3,764,259	386,883
25,869,579	26,946,977	22,072,641	23,890,465	1,208,978	822,095
$34,427,516	$25,869,579	$30,699,465	$22,072,641	$4,973,237	$1,208,978

FS-31

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Moderate

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$29,722
Mortality and expense risk charge	(6,819)
Net investment income(loss)	22,903

Realized gain(loss) on investments:
Net realized gain distributions	32,022
Net realized gain(loss) on sale of fund shares	5,012
Net realized gain(loss)	37,034

Change in unrealized appreciation/depreciation	158,394

Net increase(decrease) in net assets resulting
from operations	$218,331

	Moderate

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$22,903	$17,222
Net realized gain(loss)	37,034	48,514
Net change in unrealized appreciation/depreciation	158,394	(129,121)
Net increase(decrease) in net assets resulting
from operations	218,331	(63,385)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	262,133	41,511
Subaccounts transfers (including fixed account), net	(93,168)	(93,814)
Transfers for policyowner benefits and terminations	(107,965)	(22,427)
Policyowner maintenance charges	(193)	(141)
Net increase(decrease) from policyowner transactions	60,807	(74,871)

Total increase(decrease) in net assets	279,138	(138,256)
Net assets at beginning of period	1,131,199	1,269,455
Net assets at end of period	$1,410,337	$1,131,199

The accompanying notes are an integral part of these financial statements.

FS-32

Vanguard
		Equity
Short-Term		Income		Growth

2019		2019		2019

$460,011		$390,478		$56,769
(91,282)		(93,220)		(83,001)
368,729		297,258		(26,232)

-		948,294		1,571,174
43,483		242,053		485,786
43,483		1,190,347		2,056,960

498,522		1,918,458		1,925,332

$910,734		$3,406,063		$3,956,060

Short-Term		Equity Income		Growth

2019	2018	2019	2018	2019	2018

$368,729	$130,390	$297,258	$250,169	$(26,232)	$(36,686)
43,483	(30,472)	1,190,347	1,179,959	2,056,960	1,035,053
498,522	16,300	1,918,458	(2,399,407)	1,925,332	(1,128,917)

910,734	116,218	3,406,063	(969,279)	3,956,060	(130,550)

3,214,423	4,118,199	1,945,696	1,141,963	769,375	614,221
821,641	2,658,681	108,599	71,591	637,578	795,095
(1,250,592)	(1,557,771)	(951,654)	(767,849)	(748,907)	(1,060,060)
(564)	(491)	(1,616)	(1,648)	(1,510)	(1,598)
2,784,908	5,218,618	1,101,025	444,057	656,536	347,658

3,695,642	5,334,836	4,507,088	(525,222)	4,612,596	217,108
16,311,434	10,976,598	14,169,159	14,694,381	11,645,047	11,427,939
$20,007,076	$16,311,434	$18,676,247	$14,169,159	$16,257,643	$11,645,047

FS-33

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	High Yield
	Bond

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$652,137
Mortality and expense risk charge	(64,116)
Net investment income(loss)	588,021

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	9,060
Net realized gain(loss)	9,060

Change in unrealized appreciation/depreciation	950,451

Net increase(decrease) in net assets resulting
from operations	$1,547,532

	High Yield Bond

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$588,021	$494,157
Net realized gain(loss)	9,060	1,223
Net change in unrealized appreciation/depreciation	950,451	(856,414)
Net increase(decrease) in net assets resulting
from operations	1,547,532	(361,034)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	320,632	531,805
Subaccounts transfers (including fixed account), net	618,420	(1,102,053)
Transfers for policyowner benefits and terminations	(593,301)	(730,516)
Policyowner maintenance charges	(35,519)	(35,749)
Net increase(decrease) from policyowner transactions	310,232	(1,336,513)

Total increase(decrease) in net assets	1,857,764	(1,697,547)
Net assets at beginning of period	10,253,341	11,950,888
Net assets at end of period	$12,111,105	$10,253,341

The accompanying notes are an integral part of these financial statements.

FS-34

Vanguard

Balanced		International		Diversified

2019		2019		2019

$511,608		$399,750		$433,370
(111,215)		(180,875)		(89,012)
400,393		218,875		344,358

1,028,717		871,760		860,264
172,100		374,262		72,507
1,200,817		1,246,022		932,771

2,130,615		7,214,687		2,054,965

$3,731,825		$8,679,584		$3,332,094

Balanced		International		Diversified

2019	2018	2019	2018	2019	2018

$400,393	$345,506	$218,875	$57,083	$344,358	$297,337
1,200,817	1,324,133	1,246,022	1,801,193	932,771	943,326
2,130,615	(2,401,928)	7,214,687	(5,598,500)	2,054,965	(2,649,770)

3,731,825	(732,289)	8,679,584	(3,740,224)	3,332,094	(1,409,107)

824,389	865,664	9,581,184	2,754,207	370,469	365,895
870,788	(1,662,250)	3,075,340	(1,387,338)	(67,792)	(241,667)
(1,111,857)	(906,588)	(1,888,143)	(2,117,011)	(962,802)	(1,108,867)
(1,148)	(1,285)	(2,559)	(2,768)	(42,559)	(42,452)
582,172	(1,704,459)	10,765,822	(752,910)	(702,684)	(1,027,091)

4,313,997	(2,436,748)	19,445,406	(4,493,134)	2,629,410	(2,436,198)
16,919,440	19,356,188	24,215,325	28,708,459	13,472,454	15,908,652
$21,233,437	$16,919,440	$43,660,731	$24,215,325	$16,101,864	$13,472,454

FS-35

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	Small Company
	Growth

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$105,127
Mortality and expense risk charge	(117,982)
Net investment income(loss)	(12,855)

Realized gain(loss) on investments:
Net realized gain distributions	2,284,520
Net realized gain(loss) on sale of fund shares	287,339
Net realized gain(loss)	2,571,859

Change in unrealized appreciation/depreciation	2,331,592

Net increase(decrease) in net assets resulting
from operations	$4,890,596

	Small Company Growth

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(12,855)	$(41,940)
Net realized gain(loss)	2,571,859	2,916,800
Net change in unrealized appreciation/depreciation	2,331,592	(4,470,097)
Net increase(decrease) in net assets resulting
from operations	4,890,596	(1,595,237)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	411,646	1,371,389
Subaccounts transfers (including fixed account), net	(1,928,664)	(712,168)
Transfers for policyowner benefits and terminations	(1,582,356)	(1,464,387)
Policyowner maintenance charges	(19,376)	(19,477)
Net increase(decrease) from policyowner transactions	(3,118,750)	(824,643)

Total increase(decrease) in net assets	1,771,846	(2,419,880)
Net assets at beginning of period	18,445,354	20,865,234
Net assets at end of period	$20,217,200	$18,445,354

The accompanying notes are an integral part of these financial statements.

FS-36

Vanguard				Wells Fargo
International		Global
Stock		Bond		Discovery

2019		2019		2019

$-		$-		$-
(590)		(883)		(2,958)
(590)		(883)		(2,958)

-		-		50,081
(1,858)		159		6,611
(1,858)		159		56,692

32,125		(1,438)		94,277

$29,677		$(2,162)		$148,011

International Stock		Global Bond		Discovery

2019	2018	2019	2018	2019	2018

$(590)	$-	$(883)	$-	$(2,958)	$(2,712)
(1,858)	-	159	-	56,692	54,468
32,125	-	(1,438)	-	94,277	(84,181)

29,677	-	(2,162)	-	148,011	(32,425)

245,585	-	19,138	-	516	501
222,207	-	759,179	-	102,744	-
(608)	-	(3,877)	-	(23,791)	-
(2)	-	(4)	-	(119)	(155)
467,182	-	774,436	-	79,350	346

496,859	-	772,274	-	227,361	(32,079)
-	-	-	-	392,919	424,998
$496,859	$-	$772,274	$-	$620,280	$392,919

FS-37

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Wells Fargo

	Opportunity

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$469
Mortality and expense risk charge	(1,013)
Net investment income(loss)	(544)

Realized gain(loss) on investments:
Net realized gain distributions	18,692
Net realized gain(loss) on sale of fund shares	2,772
Net realized gain(loss)	21,464

Change in unrealized appreciation/depreciation	23,877

Net increase(decrease) in net assets resulting
from operations	$44,797

	Opportunity

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(544)	$(1,337)
Net realized gain(loss)	21,464	38,192
Net change in unrealized appreciation/depreciation	23,877	(64,817)
Net increase(decrease) in net assets resulting
from operations	44,797	(27,962)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(15,914)	(40,760)
Transfers for policyowner benefits and terminations	(26)	(114,089)
Policyowner maintenance charges	(110)	(133)
Net increase(decrease) from policyowner transactions	(16,050)	(154,982)

Total increase(decrease) in net assets	28,747	(182,944)
Net assets at beginning of period	153,918	336,862
Net assets at end of period	$182,665	$153,918

The accompanying notes are an integral part of these financial statements.

FS-38

ProFunds

Bull		Europe		Mid-Cap

2019		2019		2019

$2,208		$2,077		$120
(7,451)		(661)		(526)
(5,243)		1,416		(406)

14,342		-		1,995
1,791		119		264
16,133		119		2,259

188,189		9,591		9,974

$199,079		$11,126		$11,827

Bull		Europe		Mid-Cap

2019	2018	2019	2018	2019	2018

$(5,243)	$(16,639)	$1,416	$1,218	$(406)	$(489)
16,133	546,798	119	78	2,259	8,075
188,189	(462,375)	9,591	(13,036)	9,974	(16,272)

199,079	67,784	11,126	(11,740)	11,827	(8,686)

-	-	-	-	-	-
-	(1,683,688)	-	-	-	-
(3,777)	(79,706)	(1,551)	-	(6,557)	-
-	-	-	-	-	-
(3,777)	(1,763,394)	(1,551)	-	(6,557)	-

195,302	(1,695,610)	9,575	(11,740)	5,270	(8,686)
719,082	2,414,692	67,045	78,785	53,056	61,742
$914,384	$719,082	$76,620	$67,045	$58,326	$53,056

FS-39

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

ProFunds

NASDAQ-100

2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	-
Net investment income(loss)	-

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$-

NASDAQ-100

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$-	$(12)
Net realized gain(loss)	-	135
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	-	123

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	(123)
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	(123)

Total increase(decrease) in net assets	-	-
Net assets at beginning of period	-	-
Net assets at end of period	$-	$-

The accompanying notes are an integral part of these financial statements.

FS-40

ProFunds
		Small-Cap
Small-Cap		Value		Classic Dow

2019		2019		2019

$-		$-		$68
-		(48)		(673)
-		(48)		(605)

-		-		-
-		(22)		(3,061)
-		(22)		(3,061)

-		1,082		17,909

$-		$1,012		$14,243

Small-Cap		Small-Cap Value		Classic Dow

2019	2018	2019	2018	2019	2018

$-	$(29)	$(48)	$(57)	$(605)	$(708)
-	647	(22)	639	(3,061)	18,621
-	317	1,082	(1,597)	17,909	(23,273)

-	935	1,012	(1,015)	14,243	(5,360)

-	-	-	-	-	-
-	(56,582)	-	124	(9,397)	-
-	-	(1,049)	-	(3,610)	-
-	-	-	-	-	-
-	(56,582)	(1,049)	124	(13,007)	-

-	(55,647)	(37)	(891)	1,236	(5,360)
-	55,647	5,058	5,949	72,652	78,012
$-	$-	$5,021	$5,058	$73,888	$72,652

FS-41

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Bear

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	-
Net investment income(loss)	-

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$-

	Bear

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$-	$(26)
Net realized gain(loss)	-	(1,414)
Net change in unrealized appreciation/depreciation	-	1,286
Net increase(decrease) in net assets resulting
from operations	-	(154)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	(3,405)
Transfers for policyowner benefits and terminations	-	(2,078)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	(5,483)

Total increase(decrease) in net assets	-	(5,637)
Net assets at beginning of period	-	5,637
Net assets at end of period	$-	$-

The accompanying notes are an integral part of these financial statements.

FS-42

ProFunds
Short		Short Small-
NASDAQ		Cap		Short Dow

2019		2019		2019

$2		$12		$1
(11)		(93)		(19)
(9)		(81)		(18)

-		1,076		-
(1)		(41)		(6)
(1)		1,035		(6)

(408)		(3,541)		(458)

$(418)		$(2,587)		$(482)

Short NASDAQ		Short Small-Cap		Short Dow

2019	2018	2019	2018	2019	2018

$(9)	$(17)	$(81)	$(97)	$(18)	$(21)
(1)	(568)	1,035	(4,062)	(6)	(7)
(408)	340	(3,541)	5,108	(458)	62

(418)	(245)	(2,587)	949	(482)	34

-	-	-	-	-	-
-	189	-	85	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	189	-	85	-	-

(418)	(56)	(2,587)	1,034	(482)	34
1,454	1,510	12,038	11,004	2,417	2,383
$1,036	$1,454	$9,451	$12,038	$1,935	$2,417

FS-43

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	UltraMid

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(121)
Net investment income(loss)	(121)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(4,472)
Net realized gain(loss)	(4,472)

Change in unrealized appreciation/depreciation	16,509

Net increase(decrease) in net assets resulting
from operations	$11,916

	UltraMid

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(121)	$(278)
Net realized gain(loss)	(4,472)	3,915
Net change in unrealized appreciation/depreciation	16,509	(16,063)
Net increase(decrease) in net assets resulting
from operations	11,916	(12,426)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(26,664)	32,697
Transfers for policyowner benefits and terminations	-	(1,366)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(26,664)	31,331

Total increase(decrease) in net assets	(14,748)	18,905
Net assets at beginning of period	32,263	13,358
Net assets at end of period	$17,515	$32,263

The accompanying notes are an integral part of these financial statements.

FS-44

ProFunds

UltraOTC		UltraSmall		UltraBull

2019		2019		2019

$-		$-		$144
(5,259)		(51)		(490)
(5,259)		(51)		(346)

-		-		-
33,964		(3,497)		423
33,964		(3,497)		423

302,211		9,383		23,841

$330,916		$5,835		$23,918

UltraOTC		UltraSmall		UltraBull

2019	2018	2019	2018	2019	2018

$(5,259)	$(4,907)	$(51)	$(161)	$(346)	$(448)
33,964	221,088	(3,497)	2,892	423	9,602
302,211	(258,745)	9,383	(9,365)	23,841	(16,574)

330,916	(42,564)	5,835	(6,634)	23,918	(7,420)

-	-	-	-	-	-
(37,765)	(44,208)	(8,615)	2,422	(1,104)	94
-	(1,469)	-	(418)	-	(218)
-	-	-	-	-	-
(37,765)	(45,677)	(8,615)	2,004	(1,104)	(124)

293,151	(88,241)	(2,780)	(4,630)	22,814	(7,544)
419,886	508,127	14,639	19,269	38,841	46,385
$713,037	$419,886	$11,859	$14,639	$61,655	$38,841

FS-45

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds
	U.S. Gov.
	Plus

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$308
Mortality and expense risk charge	(316)
Net investment income(loss)	(8)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	1,399
Net realized gain(loss)	1,399

Change in unrealized appreciation/depreciation	4,595

Net increase(decrease) in net assets resulting
from operations	$5,986

	U.S. Gov. Plus

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(8)	$21
Net realized gain(loss)	1,399	(122)
Net change in unrealized appreciation/depreciation	4,595	(1,666)
Net increase(decrease) in net assets resulting
from operations	5,986	(1,767)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(5,326)	9,589
Transfers for policyowner benefits and terminations	(7,738)	(615)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(13,064)	8,974

Total increase(decrease) in net assets	(7,078)	7,207
Net assets at beginning of period	36,511	29,304
Net assets at end of period	$29,433	$36,511

The accompanying notes are an integral part of these financial statements.

FS-46

ProFunds
				Precious
Opportunity		Oil & Gas		Metals

2019		2019		2019

$6		$715		$25
(33)		(468)		(652)
(27)		247		(627)

151		1,695		-
(91)		66		(279)
60		1,761		(279)

(807)		1,973		25,103

$(774)		$3,981		$24,197

Opportunity		Oil & Gas		Precious Metals

2019	2018	2019	2018	2019	2018

$(27)	$(37)	$247	$467	$(627)	$(701)
60	47	1,761	96	(279)	(7,314)
(807)	138	1,973	(13,577)	25,103	(9,677)

(774)	148	3,981	(13,014)	24,197	(17,692)

-	-	-	-	-	-
-	355	(1,394)	210	34,829	40,053
(390)	(48)	-	-	(17,346)	-
-	-	-	-	-	-
(390)	307	(1,394)	210	17,483	40,053

(1,164)	455	2,587	(12,804)	41,680	22,361
4,343	3,888	48,344	61,148	61,451	39,090
$3,179	$4,343	$50,931	$48,344	$103,131	$61,451

FS-47

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Real Estate

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,752
Mortality and expense risk charge	(935)
Net investment income(loss)	817

Realized gain(loss) on investments:
Net realized gain distributions	4,438
Net realized gain(loss) on sale of fund shares	355
Net realized gain(loss)	4,793

Change in unrealized appreciation/depreciation	17,353

Net increase(decrease) in net assets resulting
from operations	$22,963

	Real Estate

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$817	$1,118
Net realized gain(loss)	4,793	9,811
Net change in unrealized appreciation/depreciation	17,353	(17,294)
Net increase(decrease) in net assets resulting
from operations	22,963	(6,365)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(4,863)	7,758
Transfers for policyowner benefits and terminations	(2,318)	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(7,181)	7,758

Total increase(decrease) in net assets	15,782	1,393
Net assets at beginning of period	91,063	89,670
Net assets at end of period	$106,845	$91,063

The accompanying notes are an integral part of these financial statements.

FS-48

ProFunds				Pimco

High Yield		Money Market		Commodity

2019		2019		2019

$735		$15,827		$100,605
(144)		(18,421)		(12,437)
591		(2,594)		88,168

-		-		-
9		-		(803,299)
9		-		(803,299)

1,129		-		950,619

$1,729		$(2,594)		$235,488

High Yield		Money Market		Commodity

2019	2018	2019	2018	2019	2018

$591	$223	$(2,594)	$(2,447)	$88,168	$39,603
9	(1,643)	-	-	(803,299)	(502,680)
1,129	541	-	-	950,619	73,935

1,729	(879)	(2,594)	(2,447)	235,488	(389,142)

-	-	-	-	85,366	348,923
-	(30,513)	60,300	1,724,943	(200,769)	(125,980)
(1,836)	-	(70,070)	(144,553)	(152,706)	(206,907)
-	-	-	-	(287)	(323)
(1,836)	(30,513)	(9,770)	1,580,390	(268,396)	15,713

(107)	(31,392)	(12,364)	1,577,943	(32,908)	(373,429)
15,577	46,969	2,031,217	453,274	2,230,062	2,603,491
$15,470	$15,577	$2,018,853	$2,031,217	$2,197,154	$2,230,062

FS-49

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Total Return

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$288,373
Mortality and expense risk charge	(49,945)
Net investment income(loss)	238,428

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(14,053)
Net realized gain(loss)	(14,053)

Change in unrealized appreciation/depreciation	470,998

Net increase(decrease) in net assets resulting
from operations	$695,373

	Total Return

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$238,428	$174,096
Net realized gain(loss)	(14,053)	36,855
Net change in unrealized appreciation/depreciation	470,998	(301,987)
Net increase(decrease) in net assets resulting
from operations	695,373	(91,036)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,491,749	1,777,378
Subaccounts transfers (including fixed account), net	(229,308)	(630,966)
Transfers for policyowner benefits and terminations	(423,073)	(596,557)
Policyowner maintenance charges	(561)	(673)
Net increase(decrease) from policyowner transactions	838,807	549,182

Total increase(decrease) in net assets	1,534,180	458,146
Net assets at beginning of period	8,650,668	8,192,522
Net assets at end of period	$10,184,848	$8,650,668

The accompanying notes are an integral part of these financial statements.

FS-50

Pimco		American Century

Low Duration		Mid Cap		International

2019		2019		2019

$1,797		$49,174		$13,367
(389)		(13,014)		(8,614)
1,408		36,160		4,753

-		252,391		80,289
(22)		(574)		33,393
(22)		251,817		113,682

786		237,250		227,131

$2,172		$525,227		$345,566

Low Duration		Mid Cap		International

2019	2018	2019	2018	2019	2018

$1,408	$278	$36,160	$17,566	$4,753	$12,859
(22)	(88)	251,817	216,986	113,682	222,401
786	(143)	237,250	(514,925)	227,131	(479,861)

2,172	47	525,227	(280,373)	345,566	(244,601)

-	-	41,411	287,654	-	20,048
816	50,356	321,024	(462,009)	(122,402)	(211,800)
(3,290)	(2,233)	(153,073)	(239,257)	(179,488)	(250,509)
(13)	(9)	(231)	(297)	(52)	(62)
(2,487)	48,114	209,131	(413,909)	(301,942)	(442,323)

(315)	48,161	734,358	(694,282)	43,624	(686,924)
65,912	17,751	1,711,159	2,405,441	1,336,825	2,023,749
$65,597	$65,912	$2,445,517	$1,711,159	$1,380,449	$1,336,825

FS-51

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	American Century

	Inflation

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,015
Mortality and expense risk charge	(159)
Net investment income(loss)	856

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	50
Net realized gain(loss)	50

Change in unrealized appreciation/depreciation	38

Net increase(decrease) in net assets resulting
from operations	$944

	Inflation

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$856	$-
Net realized gain(loss)	50	-
Net change in unrealized appreciation/depreciation	38	-
Net increase(decrease) in net assets resulting
from operations	944	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	153,350	-
Transfers for policyowner benefits and terminations	(1,988)	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	151,362	-

Total increase(decrease) in net assets	152,306	-
Net assets at beginning of period	-	-
Net assets at end of period	$152,306	$-

The accompanying notes are an integral part of these financial statements.

FS-52

American Funds

IS Growth-Inc		IS Growth		Blue Chip

2019		2019		2019

$103		$254		$3,814
(20)		(19)		(333)
83		235		3,481

-		-		-
17		(67)		(2,454)
17		(67)		(2,454)

414		1,115		16,425

$514		$1,283		$17,452

IS Growth-Inc		IS Growth		Blue Chip

2019	2018	2019	2018	2019	2018

$83	$-	$235	$-	$3,481	$-
17	-	(67)	-	(2,454)	-
414	-	1,115	-	16,425	-

514	-	1,283	-	17,452	-

-	-	35,969	-	33,151	-
6,514	-	75	-	171,728	-
(280)	-	-	-	(281)	-
-	-	-	-	-	-
6,234	-	36,044	-	204,598	-

6,748	-	37,327	-	222,050	-
-	-	-	-	-	-
$6,748	$-	$37,327	$-	$222,050	$-

FS-53

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	IS International

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,051
Mortality and expense risk charge	(42)
Net investment income(loss)	1,009

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(163)
Net realized gain(loss)	(163)

Change in unrealized appreciation/depreciation	2,086

Net increase(decrease) in net assets resulting
from operations	$2,932

	IS International

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,009	$-
Net realized gain(loss)	(163)	-
Net change in unrealized appreciation/depreciation	2,086	-
Net increase(decrease) in net assets resulting
from operations	2,932	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	43,113	-
Subaccounts transfers (including fixed account), net	27,847	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	70,960	-

Total increase(decrease) in net assets	73,892	-
Net assets at beginning of period	-	-
Net assets at end of period	$73,892	$-

The accompanying notes are an integral part of these financial statements.

FS-54

Franklin Templeton		MFS

Global Inc.		Utilities IC		Mid Cap

2019		2019		2019

$465,181		$90,269		$-
(38,080)		(12,466)		(224)
427,101		77,803		(224)

-		6,629		819
(63,442)		40,856		(17,380)
(63,442)		47,485		(16,561)

(272,734)		348,599		4,122

$90,925		$473,887		$(12,663)

Global Inc.		Utilities IC		Mid Cap

2019	2018	2019	2018	2019	2018

$427,101	$(40,097)	$77,803	$9,451	$(224)	$-
(63,442)	(105,128)	47,485	6,134	(16,561)	-
(272,734)	239,925	348,599	(12,208)	4,122	-

90,925	94,700	473,887	3,377	(12,663)	-

96,885	274,183	173,667	260,745	4,558	-
354,328	14,042	292,738	(113,837)	212,557	-
(500,426)	(839,839)	(264,951)	(144,350)	(273)	-
(11,748)	(12,004)	(223)	(214)	-	-
(60,961)	(563,618)	201,231	2,344	216,842	-

29,964	(468,918)	675,118	5,721	204,179	-
6,540,281	7,009,199	1,953,248	1,947,527	-	-
$6,570,245	$6,540,281	$2,628,366	$1,953,248	$204,179	$-

FS-55

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Research

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$55,618
Mortality and expense risk charge	(22,229)
Net investment income(loss)	33,389

Realized gain(loss) on investments:
Net realized gain distributions	159,099
Net realized gain(loss) on sale of fund shares	13,390
Net realized gain(loss)	172,489

Change in unrealized appreciation/depreciation	710,078

Net increase(decrease) in net assets resulting
from operations	$915,956

	Research

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$33,389	$34,513
Net realized gain(loss)	172,489	132,942
Net change in unrealized appreciation/depreciation	710,078	(739,736)
Net increase(decrease) in net assets resulting
from operations	915,956	(572,281)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	127,384	174,451
Subaccounts transfers (including fixed account), net	(224,522)	217,482
Transfers for policyowner benefits and terminations	(182,120)	(203,782)
Policyowner maintenance charges	(29,473)	(29,162)
Net increase(decrease) from policyowner transactions	(308,731)	158,989

Total increase(decrease) in net assets	607,225	(413,292)
Net assets at beginning of period	3,458,716	3,872,008
Net assets at end of period	$4,065,941	$3,458,716

The accompanying notes are an integral part of these financial statements.

FS-56

Summit
		EAFE		S&P
S&P 500		Intl.		MidCap

2019		2019		2019

$53,698		$24,274		$4,945
(16,061)		(4,559)		(2,585)
37,637		19,715		2,360

196,210		-		29,647
32,797		(843)		20,905
229,007		(843)		50,552

469,041		143,376		49,128

$735,685		$162,248		$102,040

S&P 500		EAFE Intl.		S&P MidCap

2019	2018	2019	2018	2019	2018

$37,637	$36,353	$19,715	$21,333	$2,360	$2,843
229,007	212,035	(843)	23,834	50,552	45,059
469,041	(382,030)	143,376	(166,045)	49,128	(106,730)

735,685	(133,642)	162,248	(120,878)	102,040	(58,828)

273,394	280,869	161,437	208,783	-	-
43,685	6,060	(72,662)	(45,878)	-	(39,172)
(69,251)	(200,947)	(61,911)	(66,983)	(114,813)	(2,191)
(406)	(487)	(150)	(139)	(93)	(114)
247,422	85,495	26,714	95,783	(114,906)	(41,477)

983,107	(48,147)	188,962	(25,095)	(12,866)	(100,305)
2,313,808	2,361,955	800,897	825,992	455,907	556,212
$3,296,915	$2,313,808	$989,859	$800,897	$443,041	$455,907

FS-57

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Growth

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$101,705
Mortality and expense risk charge	(44,031)
Net investment income(loss)	57,674

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	253,190
Net realized gain(loss)	253,190

Change in unrealized appreciation/depreciation	954,292

Net increase(decrease) in net assets resulting
from operations	$1,265,156

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$57,674	$39,672
Net realized gain(loss)	253,190	189,101
Net change in unrealized appreciation/depreciation	954,292	(861,703)
Net increase(decrease) in net assets resulting
from operations	1,265,156	(632,930)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	67,502	34,762
Subaccounts transfers (including fixed account), net	(9,057)	(3,645)
Transfers for policyowner benefits and terminations	(782,385)	(450,304)
Policyowner maintenance charges	(89,928)	(91,656)
Net increase(decrease) from policyowner transactions	(813,868)	(510,843)

Total increase(decrease) in net assets	451,288	(1,143,773)
Net assets at beginning of period	7,098,634	8,242,407
Net assets at end of period	$7,549,922	$7,098,634

The accompanying notes are an integral part of these financial statements.

FS-58

Summit
Mod.				Russell
Growth		Moderate		Small Cap

2019		2019		2019

$89,557		$189,587		$37,230
(36,062)		(71,906)		(13,870)
53,495		117,681		23,360

76,635		83,455		307,494
86,928		124,976		(20,320)
163,563		208,431		287,174

779,241		1,510,523		262,483

$996,299		$1,836,635		$573,017

Mod. Growth		Moderate		Russell Small Cap

2019	2018	2019	2018	2019	2018

$53,495	$38,885	$117,681	$95,706	$23,360	$11,111
163,563	129,714	208,431	374,461	287,174	100,968
779,241	(607,616)	1,510,523	(1,252,830)	262,483	(332,151)

996,299	(439,017)	1,836,635	(782,663)	573,017	(220,072)

153,538	33,740	24,000	89,855	1,643,526	638,755
(49,452)	10,251	118,504	30,774	1,165,486	47,932
(156,079)	(202,112)	(974,270)	(407,377)	(202,467)	(197,140)
(76,516)	(73,881)	(115,921)	(117,083)	(222)	(201)
(128,509)	(232,002)	(947,687)	(403,831)	2,606,323	489,346

867,790	(671,019)	888,948	(1,186,494)	3,179,340	269,274
5,600,032	6,271,051	11,617,902	12,804,396	1,556,782	1,287,508
$6,467,822	$5,600,032	$12,506,850	$11,617,902	$4,736,122	$1,556,782

FS-59

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	T. Rowe

	Blue Chip

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(77,892)
Net investment income(loss)	(77,892)

Realized gain(loss) on investments:
Net realized gain distributions	363,621
Net realized gain(loss) on sale of fund shares	1,264,586
Net realized gain(loss)	1,628,207

Change in unrealized appreciation/depreciation	1,975,029

Net increase(decrease) in net assets resulting
from operations	$3,525,344

	Blue Chip

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(77,892)	$(78,063)
Net realized gain(loss)	1,628,207	1,899,270
Net change in unrealized appreciation/depreciation	1,975,029	(1,613,212)
Net increase(decrease) in net assets resulting
from operations	3,525,344	207,995

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	379,974	1,081,165
Subaccounts transfers (including fixed account), net	(1,363,828)	(489,987)
Transfers for policyowner benefits and terminations	(760,502)	(1,102,926)
Policyowner maintenance charges	(30,903)	(30,911)
Net increase(decrease) from policyowner transactions	(1,775,259)	(542,659)

Total increase(decrease) in net assets	1,750,085	(334,664)
Net assets at beginning of period	12,543,598	12,878,262
Net assets at end of period	$14,293,683	$12,543,598

The accompanying notes are an integral part of these financial statements.

FS-60

Morgan Stanley		DFA
Emerging
Markets		Bond		Small

2019		2019		2019

$116,087		$572,255		$272,533
(59,729)		(90,579)		(42,449)
56,358		481,676		230,084

747,871		-		120,977
(5,167)		(15,163)		(40,446)
742,704		(15,163)		80,531

1,087,423		156,136		1,559,596

$1,886,485		$622,649		$1,870,211

Emerging Markets		Bond		Small

2019	2018	2019	2018	2019	2018

$56,358	$(9,254)	$481,676	$630,896	$230,084	$97,364
742,704	119,199	(15,163)	(13,346)	80,531	413,812
1,087,423	(2,279,792)	156,136	(422,552)	1,559,596	(2,013,940)

1,886,485	(2,169,847)	622,649	194,998	1,870,211	(1,502,764)

462,614	1,694,135	6,639,612	5,023,163	2,192,025	3,379,514
165,127	(208,251)	478,662	163,428	133,115	(590,715)
(579,812)	(740,952)	(585,764)	(646,198)	(225,214)	(449,408)
(18,020)	(17,902)	(323)	(172)	(116)	(100)
29,909	727,030	6,532,187	4,540,221	2,099,810	2,339,291

1,916,394	(1,442,817)	7,154,836	4,735,219	3,970,021	836,527
9,983,235	11,426,052	15,405,389	10,670,170	6,806,753	5,970,226
$11,899,629	$9,983,235	$22,560,225	$15,405,389	$10,776,774	$6,806,753

FS-61

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Value

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$790,199
Mortality and expense risk charge	(106,030)
Net investment income(loss)	684,169

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(34,665)
Net realized gain(loss)	(34,665)

Change in unrealized appreciation/depreciation	2,222,867

Net increase(decrease) in net assets resulting
from operations	$2,872,371

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$684,169	$417,299
Net realized gain(loss)	(34,665)	199,862
Net change in unrealized appreciation/depreciation	2,222,867	(3,856,760)
Net increase(decrease) in net assets resulting
from operations	2,872,371	(3,239,599)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	4,215,282	4,370,562
Subaccounts transfers (including fixed account), net	350,763	709,925
Transfers for policyowner benefits and terminations	(938,710)	(689,217)
Policyowner maintenance charges	(58,455)	(58,189)
Net increase(decrease) from policyowner transactions	3,568,880	4,333,081

Total increase(decrease) in net assets	6,441,251	1,093,482
Net assets at beginning of period	16,913,228	15,819,746
Net assets at end of period	$23,354,479	$16,913,228

The accompanying notes are an integral part of these financial statements.

FS-62

DFA

Fixed		Large		Targeted

2019		2019		2019

$336,666		$452,172		$169,643
(74,959)		(94,436)		(47,397)
261,707		357,736		122,246

-		229,473		298,083
26,912		146,326		(89,286)
26,912		375,799		208,797

(6,956)		3,667,802		1,609,544

$281,663		$4,401,337		$1,940,587

Fixed		Large		Targeted

2019	2018	2019	2018	2019	2018

$261,707	$157,242	$357,736	$334,786	$122,246	$48,369
26,912	(1,721)	375,799	601,354	208,797	591,064
(6,956)	3,935	3,667,802	(3,249,823)	1,609,544	(2,074,184)

281,663	159,456	4,401,337	(2,313,683)	1,940,587	(1,434,751)

2,432,585	3,409,669	3,298,014	6,322,840	2,398,966	3,047,714
(416,730)	1,446,277	(1,340,555)	(478,056)	602,012	(448,734)
(1,224,293)	(1,312,730)	(702,116)	(832,377)	(209,071)	(601,267)
(14,913)	(15,113)	(417)	(403)	(157)	(177)
776,649	3,528,103	1,254,926	5,012,004	2,791,750	1,997,536

1,058,312	3,687,559	5,656,263	2,698,321	4,732,337	562,785
13,837,103	10,149,544	16,730,440	14,032,119	7,474,926	6,912,141
$14,895,415	$13,837,103	$22,386,703	$16,730,440	$12,207,263	$7,474,926

FS-63

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Global

	2019
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$164,079
Mortality and expense risk charge	(24,235)
Net investment income(loss)	139,844

Realized gain(loss) on investments:
Net realized gain distributions	53,965
Net realized gain(loss) on sale of fund shares	4,610
Net realized gain(loss)	58,575

Change in unrealized appreciation/depreciation	604,403

Net increase(decrease) in net assets resulting
from operations	$802,822

	Global

STATEMENTS OF CHANGES IN NET ASSETS	2019	2018
Increase(decrease) in net assets from operations:
Net investment income(loss)	$139,844	$55,148
Net realized gain(loss)	58,575	15,343
Net change in unrealized appreciation/depreciation	604,403	(314,452)
Net increase(decrease) in net assets resulting
from operations	802,822	(243,961)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3,042,330	1,638,054
Subaccounts transfers (including fixed account), net	515,114	210,178
Transfers for policyowner benefits and terminations	(46,073)	(213,202)
Policyowner maintenance charges	(186)	(107)
Net increase(decrease) from policyowner transactions	3,511,185	1,634,923

Total increase(decrease) in net assets	4,314,007	1,390,962
Net assets at beginning of period	3,127,357	1,736,395
Net assets at end of period	$7,441,364	$3,127,357

The accompanying notes are an integral part of these financial statements.

FS-64

DFA

Equity

2019

$7,491
(794)
6,697

2,965
187
3,152

27,862

$37,711

Equity

2019	2018

$6,697	$-
3,152	-
27,862	-

37,711	-

146,880	-
251,920	-
-	-
-	-
398,800	-

436,511	-
-	-
$436,511	$-

FS-65

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2019 AND 2018

1. ORGANIZATION

Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") began operations during 1997. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2019 there are one hundred and ten subaccounts available within the Account listed as follows:

Calvert Research and Management	Fidelity Management & Research
(Advisor)	Company, continued
Calvert (Fund Series short cite)	Fidelity, continued
*Balanced (Subaccount short cite)	*Money Market
*Mid Cap	(Commenced May 10, 2016)

DWS Investment Management Americas,	Invesco Advisers, Inc.
Inc.	AIM
Scudder	*Dividend
*Small Cap	*Health
*Small Mid Value	*Technology
*Thematic	*Intl. Growth
*Growth	*Franchise

Fidelity Management & Research	Janus Capital Management LLC
Company	Janus
Fidelity	*Growth
*Overseas IC
*Inv. Grade Bond IC	Neuberger Berman Investment Advisers LLC
*Equity Income IC	Neuberger Berman
*Growth IC	*Mid-Cap
*High Income IC	(Commenced November 6, 2015)
*High Income SC	*Bond
*Contrafund IC	*Equity
*Contrafund SC	(Commenced April 29, 2019)
*Mid Cap IC	*Regency
*Mid Cap SC
*Strategic

FS-66

1. ORGANIZATION, continued

Guggenheim Investments	Schroder Investment Management North
Rydex	America, Inc., Baillie Gifford
*Nova	Overseas Ltd.
*NASDAQ	Vanguard
*Precious Metals	*International
*Inv. S&P 500
*Gov. Long Bond	Barrow, Hanley, Mewhinney &
*Inverse NASDAQ	Strauss, LLC
*Inv. Long Bond	Vanguard
*Russell	*Diversified
*Sector Rotation
The Vanguard Group, Inc.
Third Avenue Management LLC	ArrowMark Colorado Holdings, LLC
Third Avenue	Vanguard
*Value	*Small Company Growth

The Vanguard Group, Inc.	Wells Fargo Funds Management, LLC
Vanguard	Wells Fargo
*Equity Index	*Discovery
*Total Bond	*Opportunity
*REIT Index
*Mid-Cap	ProFund Advisors LLC
*Stock Market Index	ProFunds
*Conservative	*Bull
(Commenced May 18, 2016)	*Europe
*Moderate	*Mid-Cap
Commenced September 15, 2016)	*NASDAQ-100
*Short-Term	*Small-Cap
(Commenced May 13, 2016)	*Small-Cap Value
*Classic Dow
The Vanguard Group, Inc. and	*Bear
Wellington Management Company, LLP	*Short NASDAQ
Vanguard	*Short Small-Cap
*Equity Income	*Short Dow
*UltraMid
Wellington Management Company LLP,	*UltraOTC
Jackson Square Partners, LLC,	*UltraSmall
William Blair & Company, L.L.C.	*UltraBull
Vanguard	*U.S. Gov. Plus
*Growth	*Opportunity

Wellington Management Company, LLP
Vanguard
*High Yield Bond
*Balanced

FS-67

1. ORGANIZATION, continued

ProFund Advisors LLC, continued	Massachusetts Financial Services
ProFunds, continued	Company
*Oil & Gas	MFS
*Precious Metals	*Utilities IC
*Real Estate	*Mid Cap
*High Yield	(Commenced May 16, 2019)
*Money Market	*Research
(Commenced March 27, 2015)
Pacific Investment Management
Company LLC	Calvert Research and Management
Pimco	(See Note 3)
*Commodity	Summit
*Total Return	*S&P 500
*Low Duration	*EAFE Intl.
*S&P MidCap
American Century Investment	*Growth
Management, Inc.	*Mod. Growth
American Century	*Moderate
*Mid Cap	*Russell Small Cap
*International
*Inflation	T.Rowe Price Associates, Inc.
(Commenced May 7, 2019)	T. Rowe
*Blue Chip
Capital Research and Management
Company	Morgan Stanley Investment
American Funds	Management Inc.
*IS Growth-Inc	Morgan Stanley
(Commenced July 1, 2019)	*Emerging Markets
*IS Growth
(Commenced July 1, 2019)	Dimensional Fund Advisors LP
*Blue Chip	DFA
(Commenced May 9, 2019)	*Bond
*IS International	*Small
(Commenced July 1, 2019)	*Value
*Fixed
Franklin Advisers, Inc.	*Large
Franklin Templeton	*Targeted
*Global Inc.	*Global (formerly VA Global Moderate
Allocation Portfolio)
(Commenced August 8, 2016)
* Equity
(Commenced June 26, 2019)

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-68

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FS-69

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, continued

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2019 and 2018, as follows:

Sub-Advisor Fee %
Summit:
S&P 500.050
S&P MidCap	.050
Growth	.050
Mod. Growth	.050
Moderate	.050
Russell Small Cap	.050

FS-70

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2019 were as follows:

	Purchases	Sales
Calvert:
Balanced	$259,125	$250,224
Mid Cap	79,870	71,828

Scudder:
Small Cap	26,649	117,662
Small Mid Value	561,103	463,047
Thematic	174,618	179,070
Growth	1,227,723	1,213,398

Fidelity:
Overseas IC	483,600	452,676
Inv. Grade Bond IC	3,459,459	2,840,358
Equity Income IC	468,238	661,482
Growth IC	325,624	824,586
High Income IC	771,779	787,203
High Income SC	2,374	2,106
Contrafund IC	2,498,918	2,420,967
Contrafund SC	229,438	219,434
Mid Cap IC	1,784,043	2,670,939
Mid Cap SC	45,657	28,054
Strategic	1,822,278	1,111,925
Money Market	30,345,070	34,032,228

AIM:
Dividend	28,427	34,227
Health	21,520	325,255
Technology	40,858	91,287
Intl. Growth	309,361	125,632
Franchise	891,770	888,228

Janus:
Growth	4,623	1,578

Neuberger Berman:
Mid-Cap	24,696	20,435
Bond	13,946	12,199
Equity	1,110,956	93,657
Regency	236,481	318,724

FS-71

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Rydex:
Nova	$1,878,194	$2,373,300
NASDAQ	1,445,446	1,925,329
Precious Metals	5,888,764	5,761,442
Inv. S&P 500	490,804	532,100
Gov. Long Bond	441,916	450,047
Inverse NASDAQ	867,792	1,193,672
Inv. Long Bond	166,607	174,761
Russell	308,108	470,837
Sector Rotation	930,367	922,394

Third Avenue:
Value	83,280	308,771

Vanguard:
Equity Index	23,233,933	4,382,534
Total Bond	43,618,853	6,472,187
REIT Index	4,914,903	3,711,543
Mid-Cap	6,598,036	3,345,208
Stock Market Index	4,870,412	2,077,476
Conservative	3,973,956	521,469
Moderate	570,485	454,753
Short-Term	6,122,708	2,969,070
Equity Income	5,170,855	2,824,278
Growth	4,845,013	2,643,536
High Yield Bond	2,442,557	1,544,305
Balanced	3,929,549	1,918,265
International	14,268,346	2,411,888
Diversified	2,286,546	1,784,607
Small Company Growth	3,744,618	4,591,704
International Stock	591,782	125,190
Global Bond	787,508	13,955

Wells Fargo:
Discovery	163,484	37,012
Opportunity	19,439	17,341

ProFunds:
Bull	16,529	11,207
Europe	2,075	2,210
Mid-Cap	2,114	7,081
NASDAQ-100	-	-
Small-Cap	-	-
Small-Cap Value	-	1,096
Classic Dow	66	13,678
Bear	-	-
Short NASDAQ	1	10
Short Small-Cap	1,087	92

FS-72

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
ProFunds, continued:
Short Dow	$-	$18
UltraMid	39,241	66,026
UltraOTC	154,655	197,680
UltraSmall	28,230	36,895
UltraBull	21,190	22,640
U.S. Gov. Plus	287	13,358
Opportunity	157	423
Oil & Gas	12,164	11,617
Precious Metals	92,657	75,801
Real Estate	6,174	8,100
High Yield	732	1,977
Money Market	347,821	360,185

Pimco:
Commodity	951,874	1,132,103
Total Return	2,917,246	1,840,010
Low Duration	2,583	3,661

American Century:
Mid Cap	1,017,045	519,364
International	205,191	422,091
Inflation	427,828	275,610

American Funds:
IS Growth-Inc	6,616	299
IS Growth	42,736	6,456
Blue Chip	347,752	139,673
IS International	78,348	6,380

Franklin Templeton:
Global Inc.	1,361,989	995,848

MFS:
Utilities IC	745,931	460,269
Mid Cap	1,011,596	794,159
Research	392,475	508,718

Summit:
S&P 500	867,419	386,150
EAFE Intl.	233,714	187,285
S&P MidCap	34,585	117,484
Growth	1,124,199	1,880,393
Mod. Growth	580,066	578,445
Moderate	411,022	1,157,573
Russell Small Cap	3,420,199	483,022

FS-73

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
T. Rowe:
Blue Chip	$1,503,412	$2,992,942

Morgan Stanley:
Emerging Markets	2,395,847	1,561,709

DFA:
Bond	8,441,892	1,428,029
Small	3,106,755	655,884
Value	6,471,168	2,218,119
Fixed	4,119,238	3,080,881
Large	4,771,874	2,929,739
Targeted	4,615,755	1,403,677
Global	4,079,052	374,057
Equity	411,964	3,502

5. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2019, these fees range between .45 percent and .90 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $40 per policy annually, depending on the product selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-74

FS-75

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Calvert:
Balanced
2019	2.88	4.13	183,112	743,720	1.60	0.45	0.60	16.69	23.66
2018	3.34	3.90	184,269	626,261	1.77	0.60	0.60	(3.25)	(3.25)
2017	2.40	3.45	187,504	658,586	2.10	0.45	0.60	7.76	11.33
2016	2.15	3.10	282,809	884,523	1.95	0.45	0.60	4.47	7.21
2015	2.89	3.38	356,972	1,044,397	0.09	0.60	0.60	(2.78)	(2.78)

Mid Cap
2019	76.28	79.48	12,103	923,458	0.45	0.60	0.60	30.58	30.58
2018	58.42	60.86	13,018	760,733	0.53	0.60	0.60	(5.00)	(4.98)
2017	61.49	64.05	13,282	816,999	0.69	0.60	0.60	10.99	11.00
2016	55.40	57.71	13,709	759,945	-	0.60	0.60	6.60	6.60
2015	51.98	54.14	13,918	724,130	-	0.60	0.60	(3.86)	(3.86)

Scudder:
Small Cap
2019	41.95	41.95	4,358	182,784	1.09	0.60	0.60	24.48	24.48
2018	33.70	33.70	7,229	243,614	0.94	0.60	0.60	(11.76)	(11.76)
2017	38.19	38.19	7,152	273,146	0.94	0.60	0.60	13.65	13.65
2016	33.60	33.60	7,086	238,122	1.51	0.60	0.60	20.31	20.31
2015	27.93	27.93	23,104	645,345	1.21	0.60	0.60	(5.16)	(5.16)

Small Mid Value
2019	20.66	23.30	52,292	1,163,283	0.70	0.45	0.60	20.79	20.97
2018	17.08	19.29	49,961	928,755	1.29	0.45	0.60	(16.52)	(16.39)
2017	20.42	23.10	42,590	965,671	0.72	0.45	0.60	9.87	10.03
2016	18.56	21.03	42,289	889,318	0.58	0.45	0.60	(0.90)	16.19
2015	18.10	18.10	53,059	960,334	0.29	0.60	0.60	(2.50)	(2.50)

Thematic
2019	15.09	15.54	22,626	349,127	1.69	0.45	0.60	30.44	30.64
2018	11.55	11.91	23,470	277,772	1.01	0.45	0.60	(17.19)	(17.06)
2017	13.93	14.39	25,055	358,532	0.33	0.45	0.60	24.72	24.91
2016	11.15	11.53	21,957	252,880	0.84	0.45	0.60	0.22	3.10
2015	11.19	11.19	28,313	316,757	0.77	0.60	0.60	(1.82)	(1.82)

Growth
2019	49.19	60.09	6,442	362,993	0.68	0.45	0.60	36.32	36.52
2018	36.03	44.08	5,809	248,478	0.76	0.45	0.60	(2.19)	(2.04)
2017	36.78	45.07	7,663	339,169	0.71	0.45	0.60	25.55	25.73
2016	29.25	35.90	6,005	210,590	0.80	0.45	0.60	3.62	3.78
2015	28.19	34.64	10,535	364,722	0.71	0.45	0.60	(0.75)	7.97

FS-76

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Overseas IC
2019	25.59	35.40	119,405	3,877,076	1.77	0.45	0.60	27.00	27.19
2018	20.12	27.87	123,701	3,176,638	1.57	0.45	0.60	(15.32)	(15.19)
2017	23.73	32.91	127,067	3,937,799	1.44	0.45	0.60	29.51	29.70
2016	18.29	25.41	131,237	3,177,179	1.57	0.45	0.60	(5.63)	(5.49)
2015	19.36	26.93	118,530	3,177,669	1.46	0.45	0.60	(1.31)	3.01

Inv. Grade Bond IC
2019	14.83	21.56	1,269,064	25,271,452	2.75	0.45	0.60	9.01	9.18
2018	13.58	19.78	1,240,908	23,114,300	2.44	0.45	0.60	(1.13)	(0.98)
2017	13.72	20.00	1,311,754	24,780,422	2.41	0.45	0.60	3.60	3.75
2016	13.22	19.31	1,316,373	24,261,166	2.42	0.45	0.60	4.12	4.27
2015	12.68	18.55	1,192,733	22,379,818	2.62	0.45	0.60	(1.19)	(0.25)

Equity Income IC
2019	32.55	60.74	49,170	2,884,137	1.93	0.45	0.60	26.68	26.87
2018	25.66	47.95	56,594	2,633,958	2.20	0.45	0.60	(8.84)	(8.70)
2017	28.10	52.60	60,781	3,139,847	1.69	0.45	0.60	12.22	12.39
2016	25.01	46.87	66,155	3,057,267	2.49	0.45	0.60	13.14	17.31
2015	39.95	39.95	61,969	2,475,957	3.10	0.60	0.60	(4.54)	(4.54)

Growth IC
2019	118.21	120.94	34,515	4,166,176	0.26	0.45	0.60	33.51	33.71
2018	88.41	90.58	41,316	3,737,548	0.24	0.45	0.60	(0.77)	(0.62)
2017	88.95	91.28	43,513	3,967,391	0.23	0.45	0.60	34.33	34.53
2016	66.12	67.96	43,151	2,932,081	0.04	0.45	0.60	(1.70)	0.20
2015	67.82	67.82	51,855	3,516,784	0.23	0.60	0.60	6.54	6.54

High Income IC
2019	7.10	14.40	223,252	2,299,286	5.22	0.45	0.60	14.42	14.59
2018	6.20	12.58	248,327	2,115,584	5.00	0.45	0.60	(3.87)	(3.72)
2017	6.44	13.09	220,999	2,375,808	3.75	0.45	0.60	6.30	6.46
2016	6.05	12.31	341,106	3,946,112	3.86	0.45	0.60	13.92	14.10
2015	5.30	10.81	633,532	6,632,984	5.73	0.45	0.60	(5.31)	(4.20)

High Income SC
2019	17.70	17.70	2,699	47,765	5.11	0.60	0.60	14.23	14.23
2018	15.49	15.49	2,808	43,499	5.50	0.60	0.60	(4.18)	(4.18)
2017	16.17	16.17	3,258	52,674	5.24	0.60	0.60	6.43	6.43
2016	15.19	15.19	3,424	52,015	5.28	0.60	0.60	13.69	13.69
2015	13.36	13.36	3,390	45,298	5.07	0.60	0.60	(4.33)	(4.33)

FS-77

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund IC
2019	54.97	93.32	202,400	17,499,237	0.45	0.45	0.60	30.79	30.99
2018	41.97	71.35	223,068	14,862,211	0.68	0.45	0.60	(6.94)	(6.80)
2017	45.03	76.67	253,964	18,441,152	0.99	0.45	0.60	21.15	21.33
2016	37.11	63.29	278,646	16,967,547	0.82	0.45	0.60	7.36	7.52
2015	34.52	58.95	292,377	17,134,615	1.01	0.45	0.60	0.07	2.26

Contrafund SC
2019	93.49	93.49	9,943	929,555	0.35	0.60	0.60	30.66	30.66
2018	71.55	71.55	10,886	778,898	0.60	0.60	0.60	(7.05)	(7.05)
2017	76.97	76.97	12,469	959,748	0.91	0.60	0.60	21.04	21.04
2016	63.59	63.59	14,218	904,219	0.50	0.60	0.60	7.27	7.27
2015	59.29	59.29	26,816	1,589,789	0.92	0.60	0.60	(0.04)	(0.04)

Mid Cap IC
2019	46.11	96.36	72,325	6,573,412	0.83	0.45	0.60	22.71	22.90
2018	37.52	78.52	102,217	6,897,579	0.63	0.45	0.60	(15.05)	(14.92)
2017	44.10	92.43	95,464	8,508,360	0.69	0.45	0.60	20.09	20.27
2016	36.67	76.97	107,975	8,164,496	0.50	0.45	0.60	11.56	11.73
2015	32.82	68.99	118,814	8,102,679	0.49	0.45	0.60	(1.98)	(1.57)

Mid Cap SC
2019	94.91	94.91	3,897	369,880	0.79	0.60	0.60	22.61	22.61
2018	77.41	77.41	4,143	320,730	0.52	0.60	0.60	(15.15)	(15.15)
2017	91.23	91.23	6,064	553,179	0.62	0.60	0.60	19.99	19.99
2016	76.03	76.03	7,114	540,929	0.43	0.60	0.60	11.44	11.44
2015	68.23	68.23	8,268	564,099	0.40	0.60	0.60	(2.09)	(2.09)

Strategic
2019	13.53	18.84	717,097	12,276,160	3.42	0.45	0.60	10.23	10.39
2018	12.26	17.09	700,072	10,871,021	3.64	0.45	0.60	(3.16)	(3.01)
2017	12.64	17.65	719,473	11,605,288	3.25	0.45	0.60	7.15	7.31
2016	11.78	16.47	664,261	10,469,612	3.79	0.45	0.60	7.62	7.78
2015	10.93	15.30	569,617	8,697,710	2.82	0.45	0.60	(2.21)	(0.58)

Money Market
2019	1.02	1.03	17,767,199	18,194,086	1.99	0.45	0.60	1.41	1.56
2018	1.01	1.01	21,669,460	21,881,243	1.66	0.45	0.60	1.04	1.19
2017	1.00	1.00	12,513,146	12,495,084	0.66	0.45	0.60	0.08	0.22
2016	1.00	1.00	16,656,435	16,618,307	0.15	0.45	0.60	(0.23)	(0.09)
2015	-	-	-	-	-	-	-	-	-

FS-78

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM:
Dividend
2019	34.42	34.42	3,578	123,144	2.56	0.60	0.60	24.35	24.35
2018	27.68	27.68	4,035	111,681	2.37	0.60	0.60	(8.13)	(8.13)
2017	30.13	30.13	6,004	180,904	1.77	0.60	0.60	7.93	7.93
2016	27.91	27.91	5,081	141,826	0.45	0.60	0.60	14.13	14.13
2015	24.46	24.46	31,878	779,716	1.78	0.60	0.60	1.45	1.45

Health
2019	62.23	62.23	2,504	155,846	0.02	0.60	0.60	31.71	31.71
2018	47.24	47.24	8,165	385,743	-	0.60	0.60	0.30	0.30
2017	47.10	47.10	4,276	201,398	0.38	0.60	0.60	15.14	15.14
2016	40.91	40.91	5,064	207,180	-	0.60	0.60	(11.99)	(11.99)
2015	46.48	46.48	10,332	480,259	-	0.60	0.60	2.55	2.55

Technology
2019	40.90	40.90	4,801	196,332	-	0.60	0.60	35.07	35.07
2018	30.28	30.28	6,517	197,314	-	0.60	0.60	(1.05)	(1.05)
2017	30.60	30.60	6,614	202,378	-	0.60	0.60	34.33	34.33
2016	22.78	22.78	5,120	116,632	-	0.60	0.60	(1.35)	(1.35)
2015	23.09	23.09	9,417	217,463	-	0.60	0.60	6.18	6.18

Intl. Growth
2019	43.98	48.06	30,508	1,440,391	1.60	0.45	0.60	27.81	28.00
2018	34.36	37.60	28,175	1,044,266	2.19	0.45	0.60	(15.49)	(15.36)
2017	40.59	44.49	28,006	1,239,250	1.36	0.45	0.60	22.27	22.45
2016	33.15	36.39	34,192	1,239,996	0.72	0.45	0.60	(1.05)	(0.90)
2015	33.45	36.77	133,332	4,901,879	1.43	0.45	0.60	(2.93)	0.59

Franchise
2019	94.92	96.49	896	85,973	-	0.45	0.60	35.94	36.14
2018	69.82	70.87	1,064	74,941	-	0.45	0.60	(4.21)	(4.06)
2017	72.89	73.87	845	62,182	0.11	0.45	0.60	21.73	26.59
2016	57.58	58.27	230	13,266	-	0.45	0.60	(0.23)	1.66
2015	56.63	56.63	602	34,111	-	0.60	0.60	4.37	4.37

Janus:
Growth
2019	67.92	67.92	707	48,027	0.46	0.60	0.60	34.71	34.71
2018	50.42	50.42	729	36,768	0.55	0.60	0.60	(3.16)	(3.16)
2017	52.06	52.06	730	38,019	0.40	0.60	0.60	27.12	27.12
2016	40.95	40.95	731	29,953	0.56	0.60	0.60	(0.10)	(0.10)
2015	41.00	41.00	859	35,225	0.63	0.60	0.60	4.72	4.72

FS-79

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Neuberger Berman:
Mid-Cap
2019	36.03	36.03	7,723	278,279	-	0.60	0.60	31.96	31.96
2018	27.31	27.31	8,099	221,138	-	0.60	0.60	(6.97)	(6.97)
2017	29.35	29.35	7,946	233,226	-	0.60	0.60	24.54	24.54
2016	23.57	23.57	9,213	217,115	-	0.60	0.60	3.77	3.77
2015	22.71	22.71	13,555	307,827	-	0.60	0.60	(4.23)	(4.23)

Bond
2019	22.74	22.74	1,843	41,898	2.21	0.60	0.60	3.07	3.07
2018	22.06	22.06	1,798	39,667	1.50	0.60	0.60	0.42	0.42
2017	21.97	21.97	3,272	71,883	1.39	0.60	0.60	0.29	0.29
2016	21.91	21.91	3,696	80,961	1.22	0.60	0.60	0.62	0.62
2015	21.77	21.77	2,880	62,715	0.53	0.60	0.60	(0.41)	(0.41)

Equity
2019	28.46	28.49	36,860	1,049,519	0.40	0.45	0.60	3.07	9.10
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-
2015	-	-	-	-	-	-	-	-	-

Regency
2019	21.56	31.49	12,165	333,388	0.72	0.45	0.60	16.05	16.22
2018	18.55	27.14	16,827	410,735	0.66	0.45	0.60	(15.78)	(15.66)
2017	21.99	32.22	16,269	480,041	0.82	0.45	0.60	16.04	16.21
2016	18.92	27.77	14,074	385,067	0.56	0.45	0.60	15.48	15.65
2015	16.36	24.05	21,234	502,033	0.66	0.45	0.60	(8.88)	(4.25)

Rydex:
Nova
2019	29.64	301.28	16,324	686,514	1.71	0.45	0.60	44.18	44.39
2018	20.56	208.65	32,390	912,103	0.19	0.45	0.60	(10.86)	(10.72)
2017	23.06	233.72	52,529	1,776,313	0.05	0.45	0.60	31.00	31.19
2016	17.61	178.15	56,254	1,231,893	-	0.45	0.60	15.03	15.20
2015	15.31	154.64	63,214	1,194,734	-	0.45	0.60	(1.49)	(1.31)

NASDAQ
2019	62.58	66.53	30,013	1,996,143	0.13	0.45	0.60	36.05	36.25
2018	45.93	48.90	39,313	1,921,178	-	0.45	0.60	(2.40)	(2.25)
2017	46.99	50.10	60,716	3,005,946	-	0.45	0.60	30.34	30.53
2016	36.00	38.44	59,067	2,283,797	-	0.45	0.60	5.35	5.51
2015	34.12	36.49	80,214	2,955,703	-	0.45	0.60	(2.44)	7.60

FS-80

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Rydex, continued:
Precious Metals
2019	8.89	39.61	410,037	3,899,897	-	0.45	0.60	51.29	51.52
2018	5.87	26.15	416,771	2,515,648	4.35	0.45	0.60	(17.11)	(16.98)
2017	7.09	31.49	367,544	2,625,432	4.97	0.45	0.60	6.45	6.60
2016	6.66	29.54	293,353	1,957,031	-	0.45	0.60	(22.68)	64.53
2015	3.91	4.05	309,648	1,249,745	5.28	0.60	0.60	(30.79)	(30.79)

Inv. S&P 500
2019	0.98	9.12	334,098	333,598	0.79	0.45	0.60	(23.37)	(7.34)
2018	1.28	1.42	380,332	494,493	-	0.60	0.60	3.34	3.34
2017	1.24	11.48	392,879	494,035	-	0.45	0.60	(17.84)	(13.97)
2016	1.51	13.96	626,202	1,114,981	-	0.45	0.60	(19.94)	(12.53)
2015	1.72	1.92	984,874	1,768,587	-	0.60	0.60	(5.00)	(5.00)

Gov. Long Bond
2019	24.37	35.32	63,207	1,565,021	1.20	0.45	0.60	16.08	17.36
2018	20.99	30.38	63,662	1,362,595	1.57	0.45	0.60	(5.88)	(2.27)
2017	22.30	32.24	64,158	1,569,316	1.25	0.45	0.60	8.98	9.14
2016	20.46	29.54	57,491	1,206,900	0.91	0.45	0.60	(0.93)	1.06
2015	20.66	29.77	55,547	1,181,699	0.86	0.45	0.60	(5.66)	(1.29)

Inverse NASDAQ
2019	2.13	10.18	39,330	93,374	0.20	0.45	0.60	(28.44)	(28.33)
2018	2.97	14.20	194,417	600,848	-	0.45	0.60	(3.35)	(3.20)
2017	3.08	14.67	29,405	107,849	-	0.45	0.60	(25.10)	(24.99)
2016	4.11	19.56	105,408	579,749	-	0.45	0.60	(10.02)	(9.89)
2015	4.57	21.70	26,692	137,168	-	0.45	0.60	(13.39)	(6.39)

Inv. Long Bond
2019	6.39	27.88	3,833	24,476	-	0.45	0.60	(18.11)	(13.82)
2018	7.41	32.30	4,470	37,897	-	0.45	0.60	3.17	6.38
2017	7.18	31.26	5,223	38,465	-	0.45	0.60	(9.43)	(2.77)
2016	7.93	34.46	4,127	32,722	-	0.45	0.60	(3.52)	6.56
2015	8.22	8.22	7,945	65,296	-	0.60	0.60	(1.81)	(1.81)

Russell
2019	82.07	88.97	16,689	1,427,066	-	0.45	0.60	34.56	34.76
2018	60.90	66.12	18,610	1,186,240	-	0.45	0.60	(20.05)	(19.93)
2017	76.06	82.70	22,731	1,822,820	-	0.45	0.60	19.30	19.48
2016	63.66	69.32	27,396	1,850,700	-	0.45	0.60	29.64	29.83
2015	49.03	53.47	33,070	1,768,248	-	0.45	0.60	(9.62)	(2.16)

FS-81

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Rydex, continued:
Sector Rotation
2019	15.91	16.97	76,692	1,292,568	0.59	0.45	0.60	4.91	5.07
2018	15.15	16.18	76,035	1,223,490	-	0.45	0.60	(13.46)	(13.33)
2017	17.48	18.70	73,225	1,361,243	0.43	0.45	0.60	13.62	14.17
2016	16.38	16.38	18,546	303,710	-	0.60	0.60	0.05	0.05
2015	16.37	16.37	47,133	771,436	-	0.60	0.60	0.66	0.66

Third Avenue:
Value
2019	16.51	34.74	50,889	1,705,926	0.27	0.45	0.60	11.79	11.96
2018	14.75	31.07	56,411	1,719,793	1.78	0.45	0.60	(20.82)	(20.70)
2017	18.60	39.24	64,375	2,516,102	0.85	0.45	0.60	12.91	13.08
2016	16.45	34.76	78,685	2,721,839	0.81	0.45	0.60	10.16	11.55
2015	31.16	32.47	88,867	2,777,370	3.20	0.60	0.60	(9.43)	(9.43)

Vanguard:
Equity Index
2019	55.64	87.57	952,006	65,762,528	1.56	0.45	0.60	30.51	30.71
2018	42.56	67.10	583,329	35,656,735	1.67	0.45	0.60	(5.08)	(4.94)
2017	44.77	70.69	598,754	39,693,243	1.74	0.45	0.60	20.93	21.11
2016	36.97	58.45	537,434	31,577,073	1.91	0.45	0.60	11.14	11.31
2015	33.21	52.59	438,738	23,309,679	1.72	0.45	0.60	(2.53)	0.66

Total Bond
2019	13.31	18.26	6,181,456	90,355,257	1.93	0.45	0.60	8.03	8.19
2018	12.30	16.90	3,337,025	49,085,981	2.24	0.45	0.60	(0.73)	(0.58)
2017	12.38	17.03	2,689,782	42,323,985	2.28	0.45	0.60	2.87	3.02
2016	12.01	16.55	2,230,196	36,314,854	2.26	0.45	0.60	1.86	2.01
2015	11.78	16.25	2,201,475	35,763,788	2.10	0.45	0.60	(0.71)	(0.26)

REIT Index
2019	18.70	52.27	767,511	26,538,661	2.64	0.45	0.60	28.03	28.23
2018	14.58	40.83	719,734	21,164,973	3.03	0.45	0.60	(5.92)	(5.78)
2017	15.48	43.40	635,751	22,462,606	2.45	0.45	0.60	4.15	4.31
2016	14.84	41.67	561,997	22,107,277	2.57	0.45	0.60	7.71	7.87
2015	13.75	38.68	535,408	20,541,624	1.77	0.45	0.60	1.61	7.71

FS-82

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Mid-Cap
2019	31.98	56.13	756,540	34,427,516	1.43	0.45	0.60	30.09	30.29
2018	24.54	43.15	708,151	25,869,579	1.15	0.45	0.60	(9.87)	(9.74)
2017	27.19	47.87	616,681	26,946,977	1.18	0.45	0.60	18.37	18.55
2016	22.94	40.44	584,165	23,134,051	1.36	0.45	0.60	10.45	10.62
2015	20.74	36.62	566,290	20,661,779	1.21	0.45	0.60	(2.02)	5.31

Stock Market Index
2019	53.01	92.32	410,376	30,699,465	1.52	0.45	0.60	29.97	30.17
2018	40.72	71.03	372,526	22,072,641	1.46	0.45	0.60	(5.91)	(5.76)
2017	43.21	75.49	354,078	23,890,465	1.85	0.45	0.60	20.25	20.43
2016	35.88	62.78	293,469	17,855,709	1.48	0.45	0.60	11.88	12.05
2015	32.02	56.11	281,781	15,776,509	1.26	0.45	0.60	(1.25)	(0.23)

Conservative
2019	29.53	29.69	167,632	4,973,237	1.64	0.45	0.60	15.14	15.31
2018	25.65	25.75	46,997	1,208,978	1.69	0.45	0.60	(3.57)	(3.42)
2017	26.60	26.66	30,862	822,095	1.27	0.45	0.60	10.23	10.39
2016	24.13	24.15	5,987	144,614	-	0.45	0.60	(0.09)	3.39
2015	-	-	-	-	-	-	-	-	-

Moderate
2019	34.12	34.22	41,381	1,410,337	2.28	0.45	0.60	18.82	19.00
2018	28.72	28.76	39,360	1,131,199	1.98	0.45	0.60	(5.51)	(5.36)
2017	30.39	30.39	41,768	1,269,455	1.47	0.45	0.60	14.12	14.29
2016	26.59	26.63	17,929	477,417	-	0.45	0.60	0.19	1.12
2015	-	-	-	-	-	-	-	-	-

Short-Term
2019	11.34	11.40	1,757,653	20,007,076	2.49	0.45	0.60	5.06	5.22
2018	10.79	10.83	1,507,659	16,311,434	1.47	0.45	0.60	0.43	0.59
2017	10.75	10.77	1,020,297	10,976,598	1.30	0.45	0.60	1.48	1.64
2016	10.59	10.60	210,748	2,232,534	-	0.45	0.60	-	0.10
2015	-	-	-	-	-	-	-	-	-

Equity Income
2019	33.14	58.05	374,625	18,676,247	2.36	0.45	0.60	23.68	23.87
2018	26.76	46.93	326,113	14,169,159	2.25	0.45	0.60	(6.53)	(6.39)
2017	28.58	50.21	303,184	14,694,381	2.52	0.45	0.60	17.54	17.72
2016	24.28	42.72	314,905	13,561,440	2.59	0.45	0.60	14.38	14.55
2015	21.20	37.35	311,249	12,184,911	2.77	0.45	0.60	0.25	9.26

FS-83

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Growth
2019	38.47	42.63	389,244	16,257,643	0.39	0.45	0.60	33.02	33.22
2018	28.87	32.05	368,783	11,645,047	0.30	0.45	0.60	(0.40)	(0.25)
2017	28.95	32.18	357,078	11,427,939	0.51	0.45	0.60	30.14	30.33
2016	22.21	24.73	359,112	8,861,746	0.59	0.45	0.60	(1.67)	(1.52)
2015	22.55	25.15	396,668	10,021,256	0.57	0.45	0.60	(1.57)	7.33

High Yield Bond
2019	9.98	18.61	779,913	12,111,105	5.77	0.45	0.60	14.98	15.16
2018	8.67	16.19	727,776	10,253,341	4.94	0.45	0.60	(3.31)	(3.17)
2017	8.95	16.74	810,338	11,950,888	4.83	0.45	0.60	6.37	6.53
2016	8.40	15.74	715,571	11,086,128	4.00	0.45	0.60	10.69	10.85
2015	7.58	14.22	423,584	6,027,346	5.32	0.45	0.60	(2.17)	(1.03)

Balanced
2019	32.99	53.42	435,454	21,233,437	2.66	0.45	0.60	21.75	21.94
2018	27.06	43.87	412,529	16,919,440	2.40	0.45	0.60	(3.99)	(3.84)
2017	28.14	45.70	441,232	19,356,188	2.28	0.45	0.60	14.04	14.21
2016	24.64	40.07	433,394	16,788,965	2.39	0.45	0.60	10.35	10.52
2015	22.29	36.31	414,814	14,882,103	2.47	0.45	0.60	(1.22)	(0.51)

International
2019	32.38	43.01	1,177,128	43,660,731	1.19	0.45	0.60	30.43	30.63
2018	24.78	32.97	792,647	24,215,325	0.77	0.45	0.60	(13.14)	(13.01)
2017	28.49	37.96	792,548	28,708,459	1.00	0.45	0.60	41.83	42.04
2016	20.06	26.76	675,739	17,924,633	1.45	0.45	0.60	1.27	1.42
2015	19.78	26.43	734,767	19,425,531	1.89	0.45	0.60	(1.36)	9.45

Diversified
2019	23.71	35.42	471,505	16,101,864	2.86	0.45	0.60	24.94	25.13
2018	18.95	28.35	486,123	13,472,454	2.55	0.45	0.60	(9.66)	(9.53)
2017	20.94	31.38	515,395	15,908,652	2.73	0.45	0.60	12.48	12.65
2016	18.59	27.89	573,421	15,893,213	2.81	0.45	0.60	12.29	12.46
2015	16.53	24.84	629,255	15,622,542	2.51	0.45	0.60	(3.04)	6.72

Small Company Growth
2019	34.39	66.16	342,555	20,217,200	0.51	0.45	0.60	27.33	27.54
2018	26.96	51.96	399,873	18,445,354	0.39	0.45	0.60	(7.82)	(7.68)
2017	29.21	56.37	398,733	20,865,234	0.47	0.45	0.60	22.73	22.91
2016	23.76	45.93	402,198	17,890,650	0.35	0.45	0.60	14.25	14.42
2015	20.77	40.20	383,830	15,402,571	0.36	0.45	0.60	(3.33)	(5.25)

FS-84

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
International Stock
2019	21.32	21.35	23,298	496,859	-	0.45	0.60	2.98	6.73
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-
2015	-	-	-	-	-	-	-	-	-

Global Bond
2019	21.35	21.36	36,170	772,274	-	0.45	0.60	(1.16)	1.07
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-
2015	-	-	-	-	-	-	-	-	-

Wells Fargo:
Discovery
2019	58.97	58.97	10,518	620,280	-	0.60	0.60	38.19	38.19
2018	42.68	42.68	9,207	392,919	-	0.60	0.60	(7.62)	(7.62)
2017	46.20	46.20	9,200	424,998	-	0.60	0.60	28.36	28.36
2016	35.99	35.99	10,699	385,054	-	0.60	0.60	7.00	7.00
2015	33.63	33.63	15,321	515,291	-	0.60	0.60	(2.05)	(2.05)

Opportunity
2019	139.49	139.49	1,310	182,665	0.28	0.60	0.60	30.68	30.68
2018	106.74	106.74	1,442	153,918	0.18	0.60	0.60	(7.70)	(7.70)
2017	115.65	115.65	2,913	336,862	0.69	0.60	0.60	19.72	19.72
2016	96.60	96.60	4,053	391,504	2.00	0.60	0.60	11.56	11.56
2015	86.59	86.59	4,246	367,645	0.13	0.60	0.60	(3.66)	(3.66)

ProFunds:
Bull
2019	66.31	66.31	13,789	914,384	0.27	0.90	0.90	27.73	27.73
2018	51.92	51.92	13,850	719,082	-	0.90	0.90	(6.99)	(6.99)
2017	55.82	55.82	43,258	2,414,692	-	0.90	0.90	18.28	18.28
2016	47.19	47.19	53,706	2,534,574	-	0.90	0.90	8.68	8.68
2015	43.42	43.42	97,987	4,255,042	-	0.90	0.90	(1.35)	(1.35)

Europe
2019	34.58	34.58	2,216	76,620	2.82	0.90	0.90	16.74	16.74
2018	29.62	29.62	2,263	67,045	2.48	0.90	0.90	(14.90)	(14.90)
2017	34.81	34.81	2,263	78,785	1.76	0.90	0.90	18.64	18.64
2016	29.34	29.34	2,263	66,404	2.73	0.90	0.90	6.85	6.85
2015	27.46	27.46	2,828	77,660	4.52	0.90	0.90	(11.67)	(11.67)

FS-85

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
Mid-Cap
2019	76.98	76.98	758	58,326	0.20	0.90	0.90	22.97	22.97
2018	62.60	62.60	848	53,056	0.10	0.90	0.90	(14.07)	(14.07)
2017	72.85	72.85	848	61,742	0.31	0.90	0.90	9.62	9.62
2016	66.45	66.45	772	51,334	0.17	0.90	0.90	23.23	23.23
2015	53.93	53.93	948	51,128	0.13	0.90	0.90	(9.04)	(9.04)

NASDAQ-100
2019	-	-	-	-	-	-	-	-	-
2018	38.09	38.09	-	-	-	0.90	0.90	0.80	0.80
2017	42.74	42.74	-	-	-	0.90	0.90	8.07	8.07
2016	32.91	32.91	-	-	-	0.90	0.90	(10.82)	(10.82)
2015	34.96	34.96	1,459	51,020	-	0.90	0.90	6.49	6.49

Small-Cap
2019	-	-	-	-	-	-	-	-	-
2018	28.64	28.64	-	-	-	0.90	0.90	(14.17)	(14.17)
2017	35.01	35.01	1,590	55,647	-	0.90	0.90	(0.64)	(0.64)
2016	35.33	35.33	-	-	-	0.90	0.90	1.32	1.32
2015	29.52	29.52	-	-	-	0.90	0.90	(2.24)	(2.24)

Small-Cap Value
2019	70.96	70.96	71	5,021	-	0.90	0.90	21.46	21.46
2018	58.43	58.43	87	5,058	-	0.90	0.90	(14.98)	(14.98)
2017	68.72	68.72	87	5,949	0.02	0.90	0.90	8.71	8.71
2016	63.22	63.22	87	5,473	-	0.90	0.90	27.61	27.61
2015	49.54	49.54	859	42,576	-	0.90	0.90	(9.10)	(9.10)

Classic Dow
2019	57.15	57.15	1,293	73,888	0.09	0.90	0.90	21.09	21.09
2018	47.20	47.20	1,539	72,652	-	0.90	0.90	(6.87)	(6.87)
2017	50.68	50.68	1,539	78,012	-	0.90	0.90	22.50	22.50
2016	41.37	41.37	1,539	63,685	-	0.90	0.90	11.93	11.93
2015	36.96	36.96	3,557	131,476	-	0.90	0.90	(3.84)	(3.84)

Bear
2019	-	-	-	-	-	-	-	-	-
2018	34.40	34.40	-	-	-	0.90	0.90	(5.09)	(5.09)
2017	6.11	6.11	923	5,637	-	0.90	0.90	(18.70)	(18.70)
2016	7.51	7.51	8,703	65,397	-	0.90	0.90	(13.83)	(13.83)
2015	8.72	8.72	12,188	106,289	-	0.90	0.90	(5.77)	(5.77)

FS-86

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
Short NASDAQ
2019	1.69	1.69	615	1,036	0.17	0.90	0.90	(28.69)	(28.69)
2018	2.36	2.36	615	1,454	-	0.90	0.90	(3.75)	(3.75)
2017	2.46	2.46	615	1,510	-	0.90	0.90	(25.90)	(25.90)
2016	3.31	3.31	4,032	13,360	-	0.90	0.90	(10.86)	(10.86)
2015	3.72	3.72	1,199	4,458	-	0.90	0.90	(13.82)	(13.82)

Short Small-Cap
2019	2.10	2.10	4,504	9,451	0.12	0.90	0.90	(21.49)	(21.49)
2018	2.67	2.67	4,504	12,038	-	0.90	0.90	9.40	9.40
2017	2.44	2.44	4,504	11,004	-	0.90	0.90	(14.97)	(14.97)
2016	2.87	2.87	4,504	12,941	-	0.90	0.90	(22.29)	(22.29)
2015	3.70	3.70	4,504	16,654	-	0.90	0.90	(1.71)	(1.71)

Short Dow
2019	8.74	8.74	221	1,935	0.05	0.90	0.90	(19.94)	(19.94)
2018	10.91	10.91	221	2,417	-	0.90	0.90	1.42	1.42
2017	10.76	10.76	221	2,383	-	0.90	0.90	(22.72)	(22.72)
2016	13.93	13.93	931	12,970	-	0.90	0.90	(24.73)	(24.73)
2015	16.80	16.80	-	-	-	0.90	0.90	(5.75)	(5.75)

UltraMid
2019	124.50	124.50	141	17,515	-	0.90	0.90	46.50	46.50
2018	84.99	84.99	380	32,263	-	0.90	0.90	(27.43)	(27.43)
2017	117.11	117.11	114	13,358	-	0.90	0.90	27.72	27.72
2016	91.69	91.69	44	4,019	-	0.90	0.90	36.74	36.74
2015	67.06	67.06	257	17,224	-	0.90	0.90	(9.94)	(9.94)

UltraOTC
2019	215.90	215.90	3,303	713,037	-	0.90	0.90	78.06	78.06
2018	121.25	121.25	3,463	419,886	-	0.90	0.90	(10.44)	(10.44)
2017	135.39	135.39	3,753	508,127	-	0.90	0.90	66.83	66.83
2016	81.15	81.15	4,064	329,795	-	0.90	0.90	7.65	7.65
2015	75.39	75.39	3,902	294,170	-	0.90	0.90	12.59	12.59

UltraSmall
2019	70.37	70.37	169	11,859	-	0.90	0.90	46.02	46.02
2018	48.19	48.19	304	14,639	-	0.90	0.90	(27.61)	(27.61)
2017	66.57	66.57	289	19,269	-	0.90	0.90	24.06	24.06
2016	53.66	53.66	35	1,883	-	0.90	0.90	38.33	38.33
2015	38.79	38.79	570	22,103	-	0.90	0.90	(13.75)	(13.75)

FS-87

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
UltraBull
2019	72.60	72.60	849	61,655	0.26	0.90	0.90	58.74	58.74
2018	45.73	45.73	849	38,841	-	0.90	0.90	(16.26)	(16.26)
2017	54.62	54.62	849	46,385	-	0.90	0.90	39.76	39.76
2016	39.08	39.08	4,162	162,639	-	0.90	0.90	17.54	17.54
2015	33.25	33.25	849	28,236	-	0.90	0.90	(3.75)	(3.75)

U.S. Gov. Plus
2019	62.07	62.07	474	29,433	0.88	0.90	0.90	17.16	17.16
2018	52.97	52.97	689	36,511	0.97	0.90	0.90	(6.27)	(6.27)
2017	56.52	56.52	518	29,304	0.45	0.90	0.90	8.51	8.51
2016	52.08	52.08	1,647	85,800	-	0.90	0.90	(1.20)	(1.20)
2015	52.72	52.72	2,025	106,743	-	0.90	0.90	(6.49)	(6.49)

Opportunity
2019	3.76	3.76	846	3,179	0.16	0.90	0.90	(18.13)	(18.13)
2018	4.59	4.59	946	4,343	-	0.90	0.90	3.25	3.25
2017	4.44	4.44	875	3,888	-	0.90	0.90	(12.66)	(12.66)
2016	5.09	5.09	514	2,617	-	0.90	0.90	(6.00)	(6.00)
2015	5.41	5.41	1,630	8,824	-	0.90	0.90	(2.47)	(2.47)

Oil & Gas
2019	53.71	53.71	948	50,931	1.37	0.90	0.90	7.55	7.55
2018	49.94	49.94	968	48,344	1.66	0.90	0.90	(20.94)	(20.94)
2017	63.17	63.17	968	61,148	1.22	0.90	0.90	(4.04)	(4.04)
2016	65.82	65.82	968	63,720	1.33	0.90	0.90	23.07	23.07
2015	53.48	53.48	968	51,774	0.58	0.90	0.90	(24.06)	(24.06)

Precious Metals
2019	26.94	26.94	3,828	103,131	0.03	0.90	0.90	44.68	44.68
2018	18.62	18.62	3,300	61,451	-	0.90	0.90	(14.25)	(14.25)
2017	21.72	21.72	1,800	39,090	-	0.90	0.90	4.34	4.34
2016	20.81	20.81	3,180	66,190	-	0.90	0.90	54.42	54.42
2015	13.48	13.48	5,865	79,048	-	0.90	0.90	(33.45)	(33.45)

Real Estate
2019	98.80	98.80	1,081	106,845	1.68	0.90	0.90	25.63	25.63
2018	78.65	78.65	1,158	91,063	2.17	0.90	0.90	(6.54)	(6.54)
2017	84.15	84.15	1,066	89,670	1.06	0.90	0.90	7.08	7.08
2016	78.59	78.59	1,066	83,737	1.64	0.90	0.90	4.78	4.78
2015	75.00	75.00	1,354	101,561	0.58	0.90	0.90	(0.57)	(0.57)

FS-88

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
High Yield
2019	50.13	50.13	309	15,470	4.59	0.90	0.90	11.43	11.43
2018	44.99	44.99	346	15,577	1.94	0.90	0.90	(1.50)	(1.50)
2017	45.68	45.68	1,028	46,969	3.78	0.90	0.90	3.86	3.86
2016	43.98	43.98	346	15,227	2.40	0.90	0.90	8.02	8.02
2015	40.72	40.72	793	32,295	4.67	0.90	0.90	(0.74)	(0.74)

Money Market
2019	0.98	0.98	2,065,289	2,018,853	0.77	0.90	0.90	(0.13)	(0.13)
2018	0.98	0.98	2,075,239	2,031,217	0.64	0.90	0.90	(0.48)	(0.48)
2017	0.98	0.98	460,882	453,274	0.02	0.90	0.90	(0.87)	(0.87)
2016	0.99	0.99	821,961	815,496	0.02	0.90	0.90	(0.87)	(0.87)
2015	1.00	1.00	986,916	987,782	0.02	0.90	0.90	(0.87)	(0.87)

Pimco:
Commodity
2019	7.63	7.65	287,569	2,197,154	4.57	0.45	0.60	10.77	10.93
2018	6.88	6.90	323,268	2,230,062	2.09	0.45	0.60	(14.65)	(14.52)
2017	8.05	8.09	322,036	2,603,491	12.66	0.45	0.60	1.54	1.70
2016	7.91	7.97	550,927	4,387,278	1.11	0.45	0.60	14.47	14.64
2015	6.90	6.96	559,519	3,893,406	4.47	0.45	0.60	(26.15)	(6.30)

Total Return
2019	12.56	15.82	740,864	10,184,848	3.00	0.45	0.60	7.71	7.87
2018	11.64	14.69	668,085	8,650,668	2.55	0.45	0.60	(1.13)	(0.98)
2017	11.75	14.85	601,127	8,192,522	2.01	0.45	0.60	4.29	4.45
2016	11.25	14.24	428,575	6,071,815	2.09	0.45	0.60	2.06	2.22
2015	11.01	13.95	567,525	7,898,738	4.29	0.45	0.60	(0.15)	0.27

Low Duration
2019	11.07	11.07	5,924	65,597	2.77	0.60	0.60	3.40	3.40
2018	10.71	10.71	6,155	65,912	1.98	0.60	0.60	(0.26)	(0.26)
2017	10.74	10.74	1,653	17,751	1.34	0.60	0.60	0.75	0.75
2016	10.66	10.66	16,662	177,569	1.55	0.60	0.60	0.80	0.80
2015	10.57	10.57	66,052	698,332	3.68	0.60	0.60	(0.29)	(0.29)

FS-89

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Century:
Mid Cap
2019	28.05	37.69	71,448	2,445,517	2.12	0.45	0.60	28.38	28.57
2018	21.82	29.36	63,393	1,711,159	1.38	0.45	0.60	(13.36)	(13.23)
2017	25.15	33.88	74,932	2,405,441	1.53	0.45	0.60	11.03	11.20
2016	22.61	30.52	73,437	2,235,809	1.77	0.45	0.60	22.12	22.30
2015	18.49	24.99	50,445	1,259,966	1.62	0.45	0.60	(2.47)	(2.02)

International
2019	13.27	14.09	98,317	1,380,449	0.91	0.45	0.60	27.65	27.85
2018	10.38	11.04	121,669	1,336,825	1.33	0.45	0.60	(15.73)	(15.60)
2017	12.30	13.10	155,456	2,023,749	0.89	0.45	0.60	30.43	30.62
2016	9.42	10.04	176,202	1,762,437	1.10	0.45	0.60	(6.06)	(5.92)
2015	10.01	10.69	190,021	2,025,438	0.38	0.45	0.60	(1.54)	0.16

Inflation
2019	10.28	10.49	14,520	152,306	1.03	0.45	0.60	(0.36)	(0.32)
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-
2015	-	-	-	-	-	-	-	-	-

American Funds:
IS Growth-Inc
2019	51.34	51.34	131	6,748	1.57	0.60	0.60	7.89	7.89
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-
2015	-	-	-	-	-	-	-	-	-

IS Growth
2019	81.22	91.45	408	37,327	2.02	0.45	0.60	(1.16)	3.79
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-
2015	-	-	-	-	-	-	-	-	-

FS-90

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Funds, continued:
Blue Chip
2019	13.76	15.02	15,467	222,050	3.96	0.45	0.60	6.77	13.43
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-
2015	-	-	-	-	-	-	-	-	-

IS International
2019	21.15	21.69	3,441	73,892	5.87	0.45	0.60	3.76	4.53
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-
2015	-	-	-	-	-	-	-	-	-

Franklin Templeton:
Global Inc.
2019	16.91	27.75	262,035	6,570,245	7.04	0.45	0.60	1.40	1.56
2018	16.65	27.36	259,298	6,540,281	-	0.45	0.60	1.33	1.48
2017	16.41	27.00	280,602	7,009,199	-	0.45	0.60	1.32	1.47
2016	16.17	26.65	293,165	7,575,335	-	0.45	0.60	2.32	2.48
2015	15.78	26.05	473,355	12,172,560	8.16	0.45	0.60	(4.88)	(1.07)

MFS:
Utilities IC
2019	40.57	58.77	50,860	2,628,366	4.06	0.45	0.60	24.32	24.51
2018	32.58	47.27	45,297	1,953,248	1.09	0.45	0.60	0.45	0.60
2017	32.39	47.06	43,035	1,947,527	4.44	0.45	0.60	14.15	14.32
2016	28.33	41.22	48,189	1,957,787	3.86	0.45	0.60	7.53	10.81
2015	37.20	37.23	45,862	1,706,350	4.01	0.60	0.60	(15.03)	(15.03)

Mid Cap
2019	11.37	11.38	17,959	204,179	-	0.45	0.60	4.04	10.81
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-
2015	-	-	-	-	-	-	-	-	-

Research
2019	19.03	19.43	209,701	4,065,941	1.46	0.45	0.60	27.28	27.47
2018	14.93	15.27	226,986	3,458,716	1.51	0.45	0.60	(14.64)	(14.51)
2017	17.47	17.89	216,807	3,872,008	1.83	0.45	0.60	27.53	27.72
2016	13.68	14.03	231,909	3,251,945	1.17	0.45	0.60	(1.29)	(1.15)
2015	13.83	14.21	456,893	6,491,776	1.85	0.45	0.60	(8.57)	(3.28)

FS-91

5. FINANCIAL HIGHLIGHTS, continued

	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit:
S&P 500
2019	189.67	212.46	15,952	3,296,915	1.86	0.45	0.60	30.37	30.56
2018	145.27	162.97	14,484	2,313,808	2.01	0.45	0.60	(5.30)	(5.16)
2017	153.18	172.10	13,835	2,361,955	1.43	0.45	0.60	20.74	20.92
2016	126.68	142.54	14,746	2,135,516	1.38	0.45	0.60	10.91	18.42
2015	128.51	146.09	13,777	1,803,627	0.17	0.60	0.60	0.37	0.37

EAFE Intl.
2019	99.31	106.73	9,669	989,859	2.76	0.45	0.60	20.54	20.72
2018	82.26	88.55	9,401	800,897	3.06	0.45	0.60	(14.10)	(13.97)
2017	95.62	103.08	8,254	825,992	2.16	0.45	0.60	24.02	24.20
2016	76.99	83.12	9,693	800,879	2.84	0.45	0.60	(0.14)	3.08
2015	83.23	83.23	10,865	904,346	0.24	0.60	0.60	(2.22)	(2.22)

S&P MidCap
2019	163.68	163.68	2,707	443,041	1.15	0.60	0.60	25.08	25.08
2018	130.86	130.86	3,484	455,907	1.12	0.60	0.60	(11.86)	(11.86)
2017	148.47	148.47	3,746	556,212	0.68	0.60	0.60	15.20	15.20
2016	128.88	128.88	4,486	578,094	0.58	0.60	0.60	19.55	19.55
2015	107.80	107.80	3,823	412,139	0.09	0.60	0.60	(3.26)	(3.26)

Growth
2019	21.32	21.39	354,072	7,549,922	1.35	0.45	0.60	18.51	18.69
2018	17.99	18.02	394,566	7,098,634	1.09	0.45	0.60	(8.05)	(7.92)
2017	19.56	19.57	421,297	8,242,407	1.16	0.45	0.60	16.23	16.40
2016	16.81	16.83	430,567	7,246,772	-	0.45	0.60	4.93	5.09
2015	16.00	16.04	441,449	7,080,335	1.20	0.45	0.60	(4.09)	(0.82)

Mod. Growth
2019	21.01	21.21	305,160	6,467,822	1.47	0.45	0.60	17.86	18.03
2018	17.80	17.99	311,358	5,600,032	1.23	0.45	0.60	(7.25)	(7.11)
2017	19.17	19.40	323,433	6,271,051	1.17	0.45	0.60	13.87	14.04
2016	16.81	17.04	332,650	5,663,819	0.13	0.45	0.60	6.14	6.30
2015	15.81	16.05	318,598	5,113,179	0.97	0.45	0.60	(2.87)	(2.51)

Moderate
2019	20.46	20.56	608,555	12,506,850	1.55	0.45	0.60	16.32	16.49
2018	17.57	17.67	657,603	11,617,902	1.36	0.45	0.60	(6.30)	(6.16)
2017	18.72	18.86	679,182	12,804,396	1.31	0.45	0.60	11.49	11.66
2016	16.76	16.92	708,396	11,977,902	0.03	0.45	0.60	5.97	6.13
2015	15.80	15.96	644,810	10,287,060	1.43	0.45	0.60	(1.81)	(0.75)

FS-92

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Russell Small Cap
2019	104.98	105.49	44,767	4,736,122	1.27	0.45	0.60	24.33	24.51
2018	84.44	84.72	18,275	1,556,782	1.16	0.45	0.60	(11.76)	(11.63)
2017	95.69	95.87	13,282	1,287,508	0.85	0.45	0.60	13.69	13.86
2016	84.20	96.75	7,753	697,000	1.51	0.45	0.60	8.43	20.20
2015	80.49	80.49	1,176	94,694	0.16	0.60	0.60	(5.76)	(5.76)

T. Rowe:
Blue Chip
2019	39.14	41.01	360,229	14,293,683	-	0.45	0.60	29.11	29.31
2018	30.31	31.71	408,765	12,543,598	-	0.45	0.60	1.30	1.46
2017	29.92	31.26	427,240	12,878,262	-	0.45	0.60	35.36	35.56
2016	22.11	23.06	482,915	10,733,261	-	0.45	0.60	0.18	0.33
2015	22.07	22.98	620,211	13,693,525	-	0.45	0.60	5.16	10.39

Morgan Stanley:
Emerging Markets
2019	17.30	23.41	569,631	11,899,629	1.07	0.45	0.60	18.87	19.05
2018	14.53	19.69	561,353	9,983,235	0.48	0.45	0.60	(17.96)	(17.84)
2017	17.68	24.00	509,466	11,426,052	0.72	0.45	0.60	34.26	34.46
2016	13.15	17.88	383,410	6,640,815	0.47	0.45	0.60	6.10	6.26
2015	12.38	16.85	487,135	8,173,331	0.80	0.45	0.60	(11.22)	(4.78)

DFA:
Bond
2019	11.75	12.79	1,891,468	22,560,225	3.04	0.45	0.60	3.56	3.72
2018	11.33	12.35	1,329,386	15,405,389	5.36	0.45	0.60	1.14	1.29
2017	11.18	12.21	919,948	10,670,170	2.55	0.45	0.60	1.50	1.66
2016	11.00	12.03	485,410	5,730,581	1.76	0.45	0.60	1.12	1.27
2015	10.86	11.89	400,284	4,747,164	1.66	0.45	0.60	(0.52)	0.94

Small
2019	15.75	18.90	660,889	10,776,774	3.09	0.45	0.60	23.16	23.34
2018	12.77	15.35	509,078	6,806,753	1.99	0.45	0.60	(20.25)	(20.13)
2017	15.99	19.24	343,563	5,970,226	3.45	0.45	0.60	29.17	29.37
2016	12.36	14.90	199,584	2,859,842	2.57	0.45	0.60	5.60	5.76
2015	11.69	14.11	172,972	2,427,763	2.09	0.45	0.60	5.18	6.75

FS-93

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
DFA, continued:
Value
2019	14.12	15.68	1,578,796	23,354,479	3.90	0.45	0.60	15.17	15.34
2018	12.24	13.61	1,305,295	16,913,228	3.05	0.45	0.60	(17.58)	(17.46)
2017	14.83	16.52	989,880	15,819,746	3.27	0.45	0.60	25.06	25.25
2016	11.84	13.21	832,693	10,871,359	3.73	0.45	0.60	8.46	8.62
2015	10.90	12.18	620,724	7,545,171	3.25	0.45	0.60	(7.52)	4.82

Fixed
2019	10.45	10.62	1,412,191	14,895,415	2.33	0.45	0.60	1.90	2.06
2018	10.26	10.41	1,339,164	13,837,103	1.84	0.45	0.60	1.17	1.32
2017	10.14	10.27	996,447	10,149,544	1.22	0.45	0.60	0.23	0.38
2016	10.12	10.23	779,836	7,898,224	0.56	0.45	0.60	0.19	0.34
2015	10.10	10.20	1,245,714	12,581,906	0.32	0.45	0.60	(0.30)	(0.21)

Large
2019	34.06	39.12	636,511	22,386,703	2.34	0.45	0.60	25.03	25.22
2018	27.20	31.29	591,590	16,730,440	2.60	0.45	0.60	(12.64)	(12.51)
2017	31.09	35.82	424,389	14,032,119	2.35	0.45	0.60	18.37	18.55
2016	26.23	30.26	282,960	8,191,175	2.34	0.45	0.60	18.16	18.34
2015	22.16	25.61	223,936	5,713,440	2.36	0.45	0.60	(3.98)	7.22

Targeted
2019	24.48	25.98	493,543	12,207,263	1.70	0.45	0.60	21.83	22.01
2018	20.07	21.32	368,433	7,474,926	1.09	0.45	0.60	(16.37)	(16.25)
2017	23.96	25.50	282,806	6,912,141	1.60	0.45	0.60	9.11	9.28
2016	21.93	23.37	155,400	3,602,368	1.30	0.45	0.60	26.73	26.92
2015	17.28	18.44	126,017	2,322,795	1.32	0.45	0.60	(5.79)	(3.67)

Global
2019	14.46	14.52	512,633	7,441,364	3.07	0.45	0.60	17.42	17.60
2018	12.32	12.35	253,371	3,127,357	2.42	0.45	0.60	(7.46)	(7.32)
2017	13.31	13.32	130,369	1,736,395	3.83	0.45	0.60	13.88	14.05
2016	11.68	11.69	23,144	270,312	1.65	0.45	0.60	2.39	2.51
2015	-	-	-	-	-	-	-	-	-

Equity
2019	11.96	11.96	36,488	436,511	2.51	0.45	0.60	9.55	10.34
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-
2015	-	-	-	-	-	-	-	-	-

FS-94

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2019	2018
Calvert:
Balanced
Units issued	78,639	36,986
Units redeemed	(79,796)	(40,221)
Net increase(decrease)	(1,157)	(3,235)

Mid Cap
Units issued	1	-
Units redeemed	(916)	(264)
Net increase(decrease)	(915)	(264)

Scudder:
Small Cap
Units issued	1	468
Units redeemed	(2,872)	(391)
Net increase(decrease)	(2,871)	77

Small Mid Value
Units issued	53,798	36,547
Units redeemed	(51,467)	(29,176)
Net increase(decrease)	2,331	7,371

Thematic
Units issued	63,717	63,379
Units redeemed	(64,561)	(64,964)
Net increase(decrease)	(844)	(1,585)

Growth
Units issued	34,394	2,674
Units redeemed	(33,761)	(4,528)
Net increase(decrease)	633	(1,854)

Fidelity:
Overseas IC
Units issued	75,049	90,497
Units redeemed	(79,345)	(93,863)
Net increase(decrease)	(4,296)	(3,366)

Inv. Grade Bond IC
Units issued	2,950,432	3,125,439
Units redeemed	(2,922,276)	(3,196,285)
Net increase(decrease)	28,156	(70,846)

FS-95

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
Fidelity, continued:
Equity Income IC
Units issued	12,352	5,576
Units redeemed	(19,776)	(9,763)
Net increase(decrease)	(7,424)	(4,187)

Growth IC
Units issued	13,142	27,438
Units redeemed	(19,943)	(29,635)
Net increase(decrease)	(6,801)	(2,197)

High Income IC
Units issued	130,888	166,890
Units redeemed	(155,963)	(139,562)
Net increase(decrease)	(25,075)	27,328

High Income SC
Units issued	-	675
Units redeemed	(109)	(1,125)
Net increase(decrease)	(109)	(450)

Contrafund IC
Units issued	67,068	74,263
Units redeemed	(87,736)	(105,159)
Net increase(decrease)	(20,668)	(30,896)

Contrafund SC
Units issued	1,912	816
Units redeemed	(2,855)	(2,399)
Net increase(decrease)	(943)	(1,583)

Mid Cap IC
Units issued	40,092	58,974
Units redeemed	(69,984)	(52,221)
Net increase(decrease)	(29,892)	6,753

Mid Cap SC
Units issued	-	-
Units redeemed	(246)	(1,921)
Net increase(decrease)	(246)	(1,921)

FS-96

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
Fidelity, continued:
Strategic
Units issued	1,629,347	1,809,995
Units redeemed	(1,612,322)	(1,829,396)
Net increase(decrease)	17,025	(19,401)

Money Market
Units issued	55,800,977	39,085,499
Units redeemed	(59,703,238)	(29,929,185)
Net increase(decrease)	(3,902,261)	9,156,314

AIM:
Dividend
Units issued	1,118	424
Units redeemed	(1,575)	(2,393)
Net increase(decrease)	(457)	(1,969)

Health
Units issued	347	5,813
Units redeemed	(6,008)	(1,924)
Net increase(decrease)	(5,661)	3,889

Technology
Units issued	593	4,196
Units redeemed	(2,309)	(4,293)
Net increase(decrease)	(1,716)	(97)

Intl. Growth
Units issued	23,956	25,505
Units redeemed	(21,623)	(25,336)
Net increase(decrease)	2,333	169

Franchise
Units issued	10,121	911
Units redeemed	(10,289)	(692)
Net increase(decrease)	(168)	219

Janus:
Growth
Units issued	-	-
Units redeemed	(22)	(1)
Net increase(decrease)	(22)	(1)

FS-97

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
Neuberger Berman:
Mid-Cap
Units issued	188	556
Units redeemed	(564)	(403)
Net increase(decrease)	(376)	153

Bond
Units issued	578	158
Units redeemed	(533)	(1,632)
Net increase(decrease)	45	(1,474)

Equity
Units issued	43,526	-
Units redeemed	(6,666)	-
Net increase(decrease)	36,860	-

Regency
Units issued	8,306	2,610
Units redeemed	(12,968)	(2,052)
Net increase(decrease)	(4,662)	558

Rydex:
Nova
Units issued	71,917	97,851
Units redeemed	(87,983)	(117,990)
Net increase(decrease)	(16,066)	(20,139)

NASDAQ
Units issued	26,516	31,087
Units redeemed	(35,816)	(52,490)
Net increase(decrease)	(9,300)	(21,403)

Precious Metals
Units issued	816,263	301,798
Units redeemed	(822,997)	(252,571)
Net increase(decrease)	(6,734)	49,227

Inv. S&P 500
Units issued	432,111	763,814
Units redeemed	(478,345)	(776,361)
Net increase(decrease)	(46,234)	(12,547)

FS-98

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
Rydex, continued:
Gov. Long Bond
Units issued	20,952	62,838
Units redeemed	(21,407)	(63,334)
Net increase(decrease)	(455)	(496)

Inverse NASDAQ
Units issued	350,911	236,269
Units redeemed	(505,998)	(71,257)
Net increase(decrease)	(155,087)	165,012

Inv. Long Bond
Units issued	22,101	140,992
Units redeemed	(22,738)	(141,745)
Net increase(decrease)	(637)	(753)

Russell
Units issued	5,607	10,571
Units redeemed	(7,528)	(14,692)
Net increase(decrease)	(1,921)	(4,121)

Sector Rotation
Units issued	147,056	121,091
Units redeemed	(146,399)	(118,281)
Net increase(decrease)	657	2,810

Third Avenue:
Value
Units issued	13,892	12,295
Units redeemed	(19,414)	(20,259)
Net increase(decrease)	(5,522)	(7,964)

Vanguard:
Equity Index
Units issued	2,068,970	1,157,256
Units redeemed	(1,700,293)	(1,172,681)
Net increase(decrease)	368,677	(15,425)

Total Bond
Units issued	10,749,337	5,313,261
Units redeemed	(7,904,906)	(4,666,018)
Net increase(decrease)	2,844,431	647,243

FS-99

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
Vanguard, continued:
REIT Index
Units issued	961,257	986,936
Units redeemed	(913,480)	(902,953)
Net increase(decrease)	47,777	83,983

Mid-Cap
Units acquired	758,733	680,521
Units disposed	(710,344)	(589,051)
Net increase(decrease)	48,389	91,470

Stock Market Index
Units acquired	203,469	167,137
Units disposed	(165,619)	(148,689)
Net increase(decrease)	37,850	18,448

Conservative
Units acquired	142,737	33,481
Units disposed	(22,102)	(17,346)
Net increase(decrease)	120,635	16,135

Moderate
Units acquired	18,166	5,753
Units disposed	(16,145)	(8,161)
Net increase(decrease)	2,021	(2,408)

Short-Term
Units acquired	2,749,633	2,373,454
Units disposed	(2,499,639)	(1,886,092)
Net increase(decrease)	249,994	487,362

Equity Income
Units acquired	320,387	210,894
Units disposed	(271,875)	(187,965)
Net increase(decrease)	48,512	22,929

Growth
Units acquired	253,541	190,740
Units disposed	(233,080)	(179,035)
Net increase(decrease)	20,461	11,705

FS-100

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
Vanguard, continued:
High Yield Bond
Units acquired	1,178,522	1,222,602
Units disposed	(1,126,385)	(1,305,164)
Net increase(decrease)	52,137	(82,562)

Balanced
Units acquired	263,093	237,570
Units disposed	(240,168)	(266,273)
Net increase(decrease)	22,925	(28,703)

International
Units acquired	1,521,906	547,714
Units disposed	(1,137,425)	(547,615)
Net increase(decrease)	384,481	99

Diversified
Units acquired	800,741	803,247
Units disposed	(815,359)	(832,519)
Net increase(decrease)	(14,618)	(29,272)

Small Company Growth
Units acquired	269,673	295,110
Units disposed	(326,991)	(293,970)
Net increase(decrease)	(57,318)	1,140

International Stock
Units acquired	30,374	-
Units disposed	(7,076)	-
Net increase(decrease)	23,298	-

Global Bond
Units acquired	39,438	-
Units disposed	(3,268)	-
Net increase(decrease)	36,170	-

Wells Fargo:
Discovery
Units acquired	1,991	10
Units disposed	(680)	(3)
Net increase(decrease)	1,311	7

Opportunity
Units acquired	134	536
Units disposed	(266)	(2,007)
Net increase(decrease)	(132)	(1,471)

FS-101

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
ProFunds:
Bull
Units acquired	1	268
Units disposed	(62)	(29,676)
Net increase(decrease)	(61)	(29,408)

Europe
Units acquired	1	-
Units disposed	(48)	-
Net increase(decrease)	(47)	-

Mid-Cap
Units acquired	-	-
Units disposed	(90)	-
Net increase(decrease)	(90)	-

NASDAQ-100
Units acquired	-	336
Units disposed	-	(336)
Net increase(decrease)	-	-

Small-Cap
Units acquired	-	62
Units disposed	-	(1,652)
Net increase(decrease)	-	(1,590)

Small-Cap Value
Units acquired	-	30
Units disposed	(16)	(30)
Net increase(decrease)	(16)	-

Classic Dow
Units acquired	-	-
Units disposed	(246)	-
Net increase(decrease)	(246)	-

Bear
Units acquired	-	2,594
Units disposed	-	(3,517)
Net increase(decrease)	-	(923)

Short NASDAQ
Units acquired	-	6,610
Units disposed	-	(6,610)
Net increase(decrease)	-	-

FS-102

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
ProFunds, continued:
Short Small-Cap
Units acquired	-	3,173
Units disposed	-	(3,173)
Net increase(decrease)	-	-

Short Dow
Units acquired	-	-
Units disposed	-	-
Net increase(decrease)	-	-

UltraMid
Units acquired	337	483
Units disposed	(576)	(217)
Net increase(decrease)	(239)	266

UltraOTC
Units acquired	902	219
Units disposed	(1,062)	(509)
Net increase(decrease)	(160)	(290)

UltraSmall
Units acquired	436	339
Units disposed	(571)	(324)
Net increase(decrease)	(135)	15

UltraBull
Units acquired	339	186
Units disposed	(339)	(186)
Net increase(decrease)	-	-

U.S. Gov. Plus
Units acquired	-	204
Units disposed	(215)	(33)
Net increase(decrease)	(215)	171

Opportunity
Units acquired	-	435
Units disposed	(100)	(364)
Net increase(decrease)	(100)	71

FS-103

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
ProFunds, continued:
Oil & Gas
Units acquired	170	86
Units disposed	(190)	(86)
Net increase(decrease)	(20)	-

Precious Metals
Units acquired	4,000	3,357
Units disposed	(3,472)	(1,857)
Net increase(decrease)	528	1,500

Real Estate
Units acquired	-	92
Units disposed	(77)	-
Net increase(decrease)	(77)	92

High Yield
Units acquired	1	676
Units disposed	(38)	(1,358)
Net increase(decrease)	(37)	(682)

Money Market
Units acquired	349,451	1,927,311
Units disposed	(359,401)	(312,954)
Net increase(decrease)	(9,950)	1,614,357

Pimco:
Commodity
Units acquired	300,231	378,055
Units disposed	(335,930)	(376,823)
Net increase(decrease)	(35,699)	1,232

Total Return
Units acquired	1,199,916	858,323
Units disposed	(1,127,137)	(791,365)
Net increase(decrease)	72,779	66,958

Low Duration
Units acquired	1,748	5,823
Units disposed	(1,979)	(1,321)
Net increase(decrease)	(231)	4,502

FS-104

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
American Century:
Mid Cap
Units acquired	69,899	63,792
Units disposed	(61,844)	(75,331)
Net increase(decrease)	8,055	(11,539)

International
Units acquired	97,409	109,840
Units disposed	(120,761)	(143,627)
Net increase(decrease)	(23,352)	(33,787)

Inflation
Units acquired	58,895	-
Units disposed	(44,375)	-
Net increase(decrease)	14,520	-

American Funds:
IS Growth-Inc
Units acquired	137	-
Units disposed	(6)	-
Net increase(decrease)	131	-

IS Growth
Units acquired	497	-
Units disposed	(89)	-
Net increase(decrease)	408	-

Blue Chip
Units acquired	25,851	-
Units disposed	(10,384)	-
Net increase(decrease)	15,467	-

IS International
Units acquired	3,768	-
Units disposed	(327)	-
Net increase(decrease)	3,441	-

Franklin Templeton:
Global Inc.
Units acquired	366,362	386,532
Units disposed	(363,625)	(407,836)
Net increase(decrease)	2,737	(21,304)

FS-105

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
MFS:
Utilities IC
Units acquired	18,932	16,829
Units disposed	(13,369)	(14,567)
Net increase(decrease)	5,563	2,262

Mid Cap
Units acquired	91,892	-
Units disposed	(73,933)	-
Net increase(decrease)	17,959	-

Research
Units acquired	758,836	774,191
Units disposed	(776,121)	(764,012)
Net increase(decrease)	(17,285)	10,179

Summit:
S&P 500
Units acquired	8,853	8,146
Units disposed	(7,385)	(7,497)
Net increase(decrease)	1,468	649

EAFE Intl.
Units acquired	2,644	3,592
Units disposed	(2,376)	(2,445)
Net increase(decrease)	268	1,147

S&P MidCap
Units acquired	-	-
Units disposed	(777)	(262)
Net increase(decrease)	(777)	(262)

Growth
Units acquired	219,855	215,899
Units disposed	(260,349)	(242,630)
Net increase(decrease)	(40,494)	(26,731)

Mod. Growth
Units acquired	67,410	47,188
Units disposed	(73,608)	(59,263)
Net increase(decrease)	(6,198)	(12,075)

Moderate
Units acquired	1,908,857	1,991,149
Units disposed	(1,957,905)	(2,012,728)
Net increase(decrease)	(49,048)	(21,579)

FS-106

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
Summit, continued:
Russell Small Cap
Units acquired	68,371	17,821
Units disposed	(41,879)	(12,828)
Net increase(decrease)	26,492	4,993

T. Rowe:
Blue Chip
Units acquired	505,509	580,614
Units disposed	(554,045)	(599,089)
Net increase(decrease)	(48,536)	(18,475)

Morgan Stanley:
Emerging Markets
Units acquired	884,863	811,737
Units disposed	(876,585)	(759,850)
Net increase(decrease)	8,278	51,887

DFA:
Bond
Units acquired	2,248,774	1,308,903
Units disposed	(1,686,692)	(899,465)
Net increase(decrease)	562,082	409,438

Small
Units acquired	656,976	570,087
Units disposed	(505,165)	(404,572)
Net increase(decrease)	151,811	165,515

Value
Units acquired	2,901,901	2,523,444
Units disposed	(2,628,400)	(2,208,029)
Net increase(decrease)	273,501	315,415

Fixed
Units acquired	1,853,922	2,035,968
Units disposed	(1,780,895)	(1,693,251)
Net increase(decrease)	73,027	342,717

Large
Units acquired	655,932	624,277
Units disposed	(611,011)	(457,076)
Net increase(decrease)	44,921	167,201

FS-107

6. CHANGES IN UNITS OUTSTANDING, continued

	2019	2018
DFA, continued:
Targeted
Units acquired	592,381	405,312
Units disposed	(467,271)	(319,685)
Net increase(decrease)	125,110	85,627

Global
Units acquired	435,352	164,200
Units disposed	(176,090)	(41,198)
Net increase(decrease)	259,262	123,002

Equity
Units acquired	55,846	-
Units disposed	(19,358)	-
Net increase(decrease)	36,488	-

FS-108

AMERITAS LIFE INSURANCE CORP.

_________________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF
DECEMBER 31, 2019 AND 2018 AND FOR EACH OF THE
THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2019
SUPPLEMENTAL SCHEDULES AS OF AND FOR THE
YEAR ENDED DECEMBER 31, 2019
AND INDEPENDENT AUDITORS’ REPORTS

INDEPENDENT AUDITORS’ REPORT
To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statutory basis financial statements of Ameritas Life Insurance Corp. (the "Company"), a wholly-owned subsidiary of Ameritas Holding Company, which is a wholly-owned subsidiary of Ameritas Mutual Holding Company, which comprise the balance sheets - statutory basis as of December 31, 2019 and 2018, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2019, and the related notes to the statutory basis financial statements.
Management's Responsibility for the Statutory Basis Financial Statements
Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditors' Responsibility
Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by Ameritas Life Insurance Corp. using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska.

The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 1 to the statutory basis financial statements and accounting principles generally accepted in the United States of America although not reasonably determinable, are presumed to be material.
Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.
Opinion on Statutory Basis of Accounting
In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Ameritas Life Insurance Corp. as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska as described in Note 1 to the statutory basis financial statements.
/s/ Deloitte & Touche LLP
Omaha, Nebraska
March 20, 2020

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2019	2018
Bonds	$9,107,534	$8,795,384
Preferred stocks	6,355	10,261
Common stocks	460,060	424,206
Mortgage loans	2,075,344	1,961,039
Real estate:
Properties occupied by the company	39,864	41,635
Properties held for the production of income	4,559	5,301
Properties held for sale	2,065	2,065
Cash, cash equivalents, and short-term investments	294,022	169,798
Loans on insurance contracts	559,341	555,947
Other investments	668,327	440,459
Total Cash and Invested Assets	13,217,471	12,406,095

Investment income due and accrued	115,719	112,759
Deferred and uncollected premiums	115,289	110,061
Federal income tax recoverable	8,258	47,753
Net deferred income tax asset	71,642	69,235
Funds held under coinsurance - affiliate	42,047	43,444
Other admitted assets	127,279	133,005
Separate account assets	10,359,432	8,812,496
Total Admitted Assets	$24,057,137	$21,734,848

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$10,203,056	$9,734,214
Deposit-type funds	975,288	961,806
Reserves for unpaid claims	95,807	96,711
Dividends payable to policyholders	32,295	34,931
Interest maintenance reserve	64,545	70,109
Accrued commissions, expenses and insurance taxes	112,770	108,541
Accrued separate account transfers	(29,538)	(29,285)
Asset valuation reserve	214,022	154,620
Other liabilities	336,206	280,079
Separate account liabilities	10,359,432	8,812,496
Total Liabilities	22,363,883	20,224,222

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	431,449	431,449
Surplus notes	49,941	49,932
Special surplus - Affordable Care Act fee assessment	14,715	—
Unassigned surplus	1,194,649	1,026,745
Total Capital and Surplus	1,693,254	1,510,626
Total Liabilities, Capital and Surplus	$24,057,137	$21,734,848

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2019	2018	2017
Premiums and Other Revenue
Premium income, net	$3,115,518	$2,783,845	$2,726,150
Net investment income	541,505	537,717	503,076
Commissions and expense allowances on reinsurance ceded	28,978	26,725	23,218
Modco reinsurance adjustment – affiliate	15,728	(27,257)	8,054
Income from fees associated with separate accounts	69,039	70,275	68,396
Separate account reserve transfers assumed	3,941	234,830	377,308
Miscellaneous income	33,985	34,950	39,493
Total Premiums and Other Revenue	3,808,694	3,661,085	3,745,695

Expenses
Benefits to policyholders	2,761,958	2,917,265	2,944,371
Modco reinsurance adjustment	3,292	(197,541)	(71,474)
Change in reserves for life, accident and health policies	508,702	335,472	164,795
Commissions	214,351	191,433	161,968
General insurance expenses	399,545	412,407	395,670
Taxes, licenses and fees	43,829	55,396	43,042
Net transfers from separate accounts	(257,635)	(123,219)	(14,153)
Total Expenses	3,674,042	3,591,213	3,624,219

Gain from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	134,652	69,872	121,476
Dividends to policyholders	32,868	33,478	34,062
Gain from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	101,784	36,394	87,414
Federal income tax expense (benefit)	31,941	(16,398)	(6,959)
Gain from Operations before Net Realized Capital Gains	69,843	52,792	94,373
Net realized capital gains, net of taxes	21,404	18,464	11,939
Net Income	91,247	71,256	106,312

Surplus notes
Surplus notes amortization	9	9	8
Unassigned surplus
Change in unrealized gains (losses), net of tax	73,561	(105,661)	37,824
Change in net deferred income taxes	20,499	(4,642)	(100,357)
Change in non-admitted assets	22,426	(28,208)	61,998
Change in asset valuation reserve	(59,402)	19,726	(16,525)
Change in unrecognized actuarial losses on pension, net of tax	(1,361)	2,563	(2,644)
Deferred reinsurance gain, net (Note 13)	35,649	—	—
Dividends paid to common stockholder	—	—	(15,000)
Other	—	—	(99)
Net Change in Capital and Surplus	182,628	(44,957)	71,517

Capital and Surplus at the Beginning of the Year	1,510,626	1,555,583	1,484,066
Capital and Surplus at the End of Year	$1,693,254	$1,510,626	$1,555,583

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2019	2018	2017
OPERATING ACTIVITIES
Premium collected net of reinsurance	$3,125,452	$2,742,645	$2,523,348
Net investment income received	542,945	533,934	492,879
Miscellaneous income	131,482	143,823	135,212
Benefits paid to policyholders	(2,741,955)	(2,446,301)	(2,303,032)
Net transfers from separate accounts	257,382	133,442	31,025
Commissions, expenses and taxes paid	(668,654)	(672,905)	(612,440)
Dividends paid to policyholders	(35,504)	(34,909)	(38,040)
Federal income taxes paid	(4,247)	(22,776)	(16,445)
Net Cash from Operating Activities	606,901	376,953	212,507

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	1,634,808	1,826,279	1,698,218
Cost of investments acquired	(2,133,732)	(2,220,003)	(1,970,726)
Net change in loans on insurance contracts	(3,412)	(13,880)	(9,592)
Net Cash from Investing Activities	(502,336)	(407,604)	(282,100)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	13,482	(772)	83,980
Dividends to common stockholder	—	—	(15,000)
Other miscellaneous, net	6,177	(2,719)	1,334
Net Cash from Financing and Miscellaneous Activities	19,659	(3,491)	70,314

Net Change in Cash, Cash Equivalents and Short-Term Investments	124,224	(34,142)	721

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	169,798	203,940	203,219

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$294,022	$169,798	$203,940

Non-cash transactions from operating, investing and financing activities:
Conversion of mortgage loans to real estate	$600	$542	$2,170
Recognized commitments for low income housing investments (Note 2)	—	20,000	—
Exchanges of bonds and stocks	84,538	60,310	59,164
Bonds converted to stocks	—	666	2,899
Acquisition of stock from alternative partnerships	251	209	691
Transfer between bonds and short-term investments	997	9,382	—
Impairment of internally developed software costs (Note 1)	1,801	5,029	—
Initial commissions and expense allowances ceded due to combination
coinsurance/quota share funds withheld reinsurance agreement (Note 13)	4,211	—	—

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2019, 2018 and 2017
(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations
Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary; Ameritas Investment Corp. (AIC), a broker dealer; Calvert Investments, Inc. (Calvert), a former provider of investment and administrative services in wind down status; and Griffin Realty LLC (Griffin), a company that owns real estate.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company and its subsidiaries operate in 49 states and the District of Columbia.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Investments
Under NAIC SAP, investments in bonds and SVO identified investments are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of 6 by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated at purchase as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Investments in unaffiliated common stocks are carried at fair value. Changes in the value of common stocks are reported as a change in net unrealized gains or losses on investments, a component of unassigned surplus. Under GAAP, equity securities are carried at fair value with changes in unrealized gains and losses recognized in income as of January 1, 2019. Prior to 2019, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks are carried at fair value with changes in unrealized gains and losses recognized in income as of January 1, 2019. Prior to 2019, investments in preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

Under NAIC SAP, valuation allowances are established through the asset valuation reserve (AVR) for mortgage loans based on factors applied to different categories of loans based on payment history and type of underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss as losses are estimated to have occurred. Loan losses are charged against the allowance when management believes the uncollectibility of the loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the interest maintenance reserve (IMR) in the accompanying Balance Sheets – Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An AVR is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold. Under NAIC SAP, prepayment penalties and acceleration fees, as it relates to callable debt features, are reported in investment income as the difference between the total proceeds received less investment par value. The capital gains and losses, upon disposal, is the difference between book adjusted carrying value (BACV) and par value. Under GAAP, prepayment penalties, acceleration fees, and capital gains and losses, upon disposal, are all reported in investment income as the difference between the total proceeds received less BACV.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Deferred Policy Acquisition Costs and Intangible Assets
Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance and certain long duration accident and health, to the extent associated with successful sales and recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent associated with successful sales and recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, identifiable intangible assets are not recorded. Under GAAP, identifiable intangible assets primarily consist of the amortized value of customer relationships acquired (VOCRA) and non-competition agreements acquired in subsidiary and business block acquisitions. VOCRA is amortized in relation to customer persistency. The non-compete agreements are amortized based on the duration of the commercial agreement.

Unearned Revenue
Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

Non-admitted Assets
Under NAIC SAP, certain assets designated as non-admitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Universal Life and Annuity Policies
Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

Reserves for Life, Accident and Health Policies
Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's best estimates of mortality, interest and withdrawals.

Policyholder Dividends
Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

Reinsurance
Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, i.e., limits or diminishes the transfer of risk by the ceding company to the reinsurer, the agreement shall be accounted for as deposit accounting. In addition, any contractual feature that delays timely reimbursement violates the conditions of reinsurance accounting. Under NAIC SAP, a reinsurance treaty covering contracts that does transfer all of the significant risk inherent in the business being reinsured (e.g., lapse, credit quality, reinvestment or disintermediation risk) qualifies for reinsurance accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and, therefore, be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk, specifically mortality or morbidity risk. Even if mortality and morbidity risk is present in the contract, to qualify for transfer of risk under GAAP, there must also be a reasonable possibility that the reinsurer may realize significant loss from assuming the mortality or morbidity risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Certain reinsurance agreements which receive reinsurance accounting treatment under NAIC SAP qualify as business combinations under GAAP. Under GAAP, a business combination occurs when an entity obtains control of acquired activities and assets which meet the definition of a business. In a transaction qualifying as a business combination under GAAP, all acquired assets and liabilities, including identifiable intangible assets and goodwill, are measured and recorded at fair value as of the date of acquisition. Under GAAP, reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. The tax effect of the initial gain in surplus on reinsurance of in-force blocks is reported as commission expense allowance on reinsurance ceded. In subsequent years, the tax effect of the gain is amortized as profits emerge on the reinsured block. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral otherwise non-deferred amounts are netted against expenses. Under GAAP, no such amounts are recorded on reinsurance of in-force blocks of business.

Employee Benefits
Under NAIC SAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus. The prepaid asset that results from an excess of the fair value of plan assets over the pension obligation is recorded as a non-admitted asset. Prior service costs are recorded as a component of unassigned surplus, net of tax. Actuarial gains and losses are recognized immediately as general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis as a component of net periodic benefit cost in the period incurred outside of the 10% corridor under the minimum method for amortization. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, prior service costs are recorded as a component of other comprehensive income, net of tax. Actuarial and plan asset gains and losses are immediately recognized as a component of net periodic benefit costs in the period incurred outside of a 10% corridor.

Federal Income Taxes
NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Under NAIC SAP, deferred taxes are recorded in surplus. Under GAAP, tax expense includes both current and deferred taxes. Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Surplus Notes
Surplus notes are reported as surplus under NAIC SAP, and would be reported as a liability under GAAP. Under NAIC SAP, interest cannot be accrued until written approval has been received from the Department. Under GAAP, interest would be accrued when incurred.

Cash, Cash Equivalents and Short-Term Investments
Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Comprehensive Income
Comprehensive income and its components are not presented under NAIC SAP.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Goodwill
Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans and SVO identified investments are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. Calvert is accounted for under the equity method. Calvert does not have a GAAP audit performed, so the Company non-admits this asset. The change in the carrying value is generally recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $134,656 and $127,821 at December 31, 2019 and 2018, respectively. The Federal Home Loan Bank (FHLB) common stock is carried at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are written down if deemed impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

In 2015, the Company entered into a ten year, 4% non-recourse loan of $15,500 on a real estate property with scheduled maturities of $444, $462, $480, $498, $518 and $11,388 during the years ended December 31, 2020, 2021, 2022, 2023, 2024 and thereafter, respectively. The Company recorded an encumbrance on this real estate property up to its carrying value with the remaining amount classified as borrowings included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2019 and 2018, the amount of borrowing over the carrying value of real estate property was $3,280 and $2,929, respectively.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with remaining maturity when purchased of three months or less. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these investments. Income from these investments is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying amount of Griffin, an affiliated limited liability company was $1,265 and $2,999 at December 31, 2019 and 2018, respectively. Griffin did not have a GAAP audit performed, so the Company non-admits this asset. Other investments also include collateral loans, surplus debentures, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $0, $1,102 and $1,125 were recorded as realized losses during 2019, 2018 and 2017, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company purchases and sells futures contracts to hedge volatility risk with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. The notional amount of the futures contracts at December 31, 2019 and 2018 was $(162,252) and $(84,717), respectively.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2019 and 2018 was $18,923 and $10,844, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company purchases and sells interest rate swaps to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. An interest rate swap is an agreement between two parties to exchange a stream of future cash flows based on a notional (principal) amount over a specified period of time. The Company trades “plain vanilla” interest rate swaps where a fixed payment is exchanged for a floating payment where the floating payment is based on three-month LIBOR. The Company does not receive cash on the initial purchase or sale of an interest rates swap, but will receive or pay cash daily based on the change in value of the position. The notional amount of the interest rate swaps at December 31, 2019 and 2018 was $270,000 and $130,000, respectively.

The Company is required to post collateral to the brokering bank for swaps. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the swaps transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets - Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2019 and 2018 was $24,839 and $12,979, respectively.

Since interest rate swaps are not considered an effective hedge, the total variation margin on open swaps is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The total variation margin on closed interest rate swaps is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchases and sells call options (Over the Counter (OTC) index call options) to hedge insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 23, 2021. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through December 1, 2020. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price. If the closing index value is below the strike price, the Exchange traded index call options expire without value.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has no outstanding purchased and written Exchange traded put options as of December 31, 2019. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The Company is required to post collateral to the brokering bank for options. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2019 and 2018 was $1,989 and $2,952, respectively.

The options (OTC index call options, Exchange traded index call options and Equity put options) are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The credit exposure is limited to the fair value of the options as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2019	2018	2019	2018
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned	Other investments	$1,228,402	$1,028,597	$116,092	$13,917
OTC index call option contracts written	Other investments	(823,562)	(903,020)	(54,259)	(3,710)
Exchange traded index call option contracts owned	Other investments	770,931	521,996	103,906	7,517
Equity put option contracts owned	Other investments	—	9,100	—	27
Total asset derivatives		$1,175,771	$656,673	$165,739	$17,751

The fair value of the related derivative liabilities are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2019	2018	2019	2018
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	Other liabilities	$767,016	$514,591	$69,433	$3,247
Equity put option contracts written	Other liabilities	—	4,100	—	3
Total liability derivatives		$767,016	$518,691	$69,433	$3,250

The amounts recognized in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures and interest rate swaps are as follows:

	Summary of Operations and Changes in Capital and Surplus - Statutory Basis Location	Amount Recognized
		2019	2018	2017
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	Net investment income	$3,679	$13,675	$20,684
Exchange traded index call option contracts - closed	Net investment income	5,455	11,974	11,456
Equity put option contracts - closed	Net investment income	(338)	(84)	(534)
Futures contracts - closed	Net investment income	(29,900)	5,894	(25,369)
Interest rate swap contracts - closed	Net investment income	23,920	(14,716)	(15,249)
Total recognized in net investment income		$2,816	$16,743	$(9,012)
OTC index call option contracts - open	Change in unrealized gains (losses)	$45,017	$(34,773)	$4,833
Exchange traded index call option contracts - open	Change in unrealized gains (losses)	24,065	(21,425)	5,561
Equity put option contracts - open	Change in unrealized gains (losses)	137	(137)	3
Futures contracts - open	Change in unrealized gains (losses)	(4,655)	3,900	(2,071)
Interest rate swap contracts - open	Change in unrealized gains (losses)	(12,319)	5,823	19,793
Total recognized in change in unrealized gains (losses)		$52,245	$(46,612)	$28,119

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is non-admitted. The amount excluded from unassigned surplus was $561, $0, $0 at December 31, 2019, 2018 and 2017, respectively.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Non-Admitted Assets
In accordance with NAIC SAP, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred income tax assets, prepaid expenses, advances to agents, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $138,241 and $160,667 at December 31, 2019 and 2018, respectively.

Furniture and Equipment
Electronic data processing (EDP) equipment at cost of $18,968 and $18,131 and operating software at cost of $1,302 and $2,310 are carried at cost less accumulated depreciation at December 31, 2019 and 2018, respectively. The admitted value of the Company’s EDP and operating software is limited to three percent of capital and surplus, however the Company was not required to impose this limitation. The admitted portion at cost, net of accumulated depreciation of $18,348 and $17,885 was $1,922 and $2,556, respectively and is recorded in other admitted assets in the Balance Sheets – Statutory Basis at December 31, 2019 and 2018. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated. During 2019, 2018 and 2017, the Company impaired $1,801, $5,029 and $0, respectively, of internally developed software costs which reduced miscellaneous income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years.

Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years.

Depreciation expense on depreciable assets of $7,610, $7,730 and $9,221 was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2019, 2018 and 2017, respectively.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserves for Life, Accident and Health Policies, and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with Actuarial Guideline 43, VA CARVM, reflecting both stochastically generated scenarios and a prescribed standard scenario. The assumptions used in the stochastic scenarios are Prudent Estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. The adequacy of these reserves is demonstrated annually using follow-up studies as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. The per $100 of monthly benefit factors are generated based on the 1987 Commissioner’s Group Disability Table (CGDT) assumptions using the appropriate valuation interest rate, quinquennial age groupings, benefit period and duration from disablement. A modification is made for claims in the first two years from disablement.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group and individual dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $8,511,330 or 9.9% and $8,823,288 or 10.9% of the individual life policies in force as of December 31, 2019 and 2018, respectively. Dividends to policyholders also include reinsurance assumed business.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $8,581, $10,908 and $12,421 for 2019, 2018 and 2017, respectively.

Recognition of Premium Revenues and Related Costs
Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts.

In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Surplus Notes
The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued until written approval from the Department has been received.

Income Taxes
The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2019 and 2018.

The Company is subject to taxation in the United States and various states. In 2018, the Internal Revenue Service (IRS) started a limited scope examination of the Company's consolidated federal income tax return for tax year 2015. Additionally, the 2017 net operating loss carryback claim filed amending tax years 2015 and 2016 are currently under examination as part of the Joint Committee on Taxation process. Due to the IRS examinations, the Company has extended the statute of limitations for tax years 2015 and 2016. The Company is no longer subject to examinations by tax authorities for years before 2015.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company’s products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Statement of Statutory Accounting Principles No. 108 - "Derivatives Hedging Variable Annuity Guarantees" (SSAP No. 108)
In November 2018, the NAIC issued SSAP No. 108 which prescribes guidance for derivatives that hedge interest rate risk of variable annuity guarantees. SSAP No. 108 is effective as of January 1, 2020 with a prospective approach. Early adoption is permitted as of January 1, 2019. The Company has not elected to early adopt and is currently evaluating the impact of this guidance on its financial position and results of operations.

Statement of Statutory Accounting Principles No. 22 - "Leases" (SSAP No. 22R)
In August 2019, the NAIC issued SSAP No. 22R which incorporates guidance issued in 2016 by the Financial Accounting Standards Board (FASB) but rejects the guidance issued by FASB for statutory accounting with retention of the operating lease concept. SSAP No. 22R is effective as of January 1, 2020, with early adoption permitted. The Company has not elected to early adopt and is currently evaluating the impact of this guidance on its financial position and results of operations.

NOTE 2 - INVESTMENTS

Bonds
The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2019
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$156,326	$7,853	$(15)	$164,164
All other governments	2,221	208	—	2,429
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	312,903	14,945	(260)	327,588
Hybrid securities	9,891	3,049	(823)	12,117
Industrial and miscellaneous (unaffiliated)	8,626,225	582,312	(18,433)	9,190,104
Total bonds	$9,107,566	$608,367	$(19,531)	$9,696,402

NOTE 2 - INVESTMENTS, (continued)

December 31, 2018
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$199,417	$3,666	$(1,216)	$201,867
All other governments	2,272	42	—	2,314
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	330,617	5,921	(5,391)	331,147
Hybrid securities	10,798	2,606	(1,049)	12,355
Industrial and miscellaneous (unaffiliated)	8,252,335	102,935	(190,997)	8,164,273
Total bonds	$8,795,439	$115,170	$(198,653)	$8,711,956

At December 31, 2019 and 2018, the amortized cost of bonds was reduced by $32 and $55, respectively, of cumulative fair value adjustments on ETF mutual fund bonds and bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $9,107,534 and $8,795,384, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2019 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$345,583	$349,531
Due after one year through five years	2,027,484	2,109,354
Due after five years through ten years	2,327,563	2,465,184
Due after ten years	4,263,120	4,616,262
Bonds with multiple repayment dates	143,816	156,071
Total bonds	$9,107,566	$9,696,402

Proceeds from the sales of bonds were $443,120, $639,981, and $402,941 for the years ended December 31, 2019, 2018 and 2017, respectively.

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2019	2018	2017
Bonds:
Gross realized capital gains on sales	$5,693	$5,062	$10,268
Gross realized capital losses on sales	(5,945)	(5,317)	(1,645)
Net realized capital gains (losses) on sales	(252)	(255)	8,623
Other, including impairments and net gain on dispositions other than sales	(2,116)	(1,579)	2,194
Total bonds	(2,368)	(1,834)	10,817
Preferred stocks	156	—	257
Common stocks	21,698	33,538	30,416
Mortgage loans	246	(1,102)	(354)
Real estate	592	555	(802)
Other investments	15,898	2,021	5,463
Realized capital gains before federal income taxes and transfer to IMR	36,222	33,178	45,797
Realized capital gains transferred to IMR	3,819	2,047	9,962
Federal income tax expense	10,999	12,667	23,896
Net realized capital gains	$21,404	$18,464	$11,939

NOTE 2 - INVESTMENTS, (continued)

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $753,093 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $16,662 and $17,579 in stock was owned at December 31, 2019 and 2018, respectively. Excluding the funding agreements, the Company had no outstanding balance related to the line of credit at any time during 2019 and 2018.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2019	2018
Membership stock - class A	$324	$322
Membership stock - class B	15,782	16,906
Excess stock	556	351
Aggregate total	$16,662	$17,579
Actual or estimated borrowing capacity as determined by the insurer	$753,093	$706,322

As of December 31, 2019 and 2018, the Company did not have any FHLB membership stock, listed above, eligible for redemption.

As of December 31, 2019 and 2018, the Company had issued $500,000 of funding agreements with the FHLB. There is $992,902 and $928,577 of bonds and mortgage loans pledged as collateral at December 31, 2019 and 2018, respectively, as a result of these agreements. The assets and reserves related to the funding agreements are reported in the general account as the Company’s strategy is to increase investment income to the general account from the investment spread strategy. The related reserves are reported in deposit-type funds of $500,865 and $501,124 on the Balance Sheets – Statutory Basis as of December 31, 2019 and 2018, respectively.

The values of the bonds and mortgage loans pledged as collateral to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2019	2018
Fair value	$1,039,302	$925,363
Carrying value	$992,902	$928,577
Aggregate total borrowing - funding agreements	$500,000	$500,000

The maximum amount of collateral pledged to the FHLB during December 31 is as follows:

	General Account
	2019	2018
Fair value	$1,052,994	$925,363
Carrying value	$999,254	$928,577
Amount borrowed at time of maximum collateral - funding agreements	$500,000	$500,000

The Company does not have any prepayment obligations related to the funding agreements.

NOTE 2 - INVESTMENTS, (continued)

Restricted Assets
A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

December 31, 2019
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$16,662	$17,579	$(917)	$—	$16,662	0.069%	0.069%
Bonds on deposit with states	132,873	132,618	255	—	132,873	0.549%	0.552%
Pledged collateral to FHLB
(including assets backing
funding agreements)	992,902	928,577	64,325	—	992,902	4.104%	4.127%
Pledged as collateral not
captured in other categories:
Derivatives	45,751	26,775	18,976	—	45,751	0.189%	0.190%
Other restricted assets:
Policy Loans reinsurance
assumed	137,280	148,778	(11,498)	—	137,280	0.567%	0.571%
Bonds and short-term
investments from
reinsurance assumed	1,136,548	1,167,693	(31,145)	—	1,136,548	4.697%	4.724%
Total restricted assets	$2,462,016	$2,422,020	$39,996	$—	$2,462,016	10.175%	10.233%

December 31, 2018
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$17,579	$18,606	$(1,027)	$—	$17,579	0.080%	0.081%
Bonds on deposit with states	132,618	132,412	206	—	132,618	0.606%	0.610%
Pledged collateral to FHLB
(including assets backing
funding agreements)	928,577	745,924	182,653	—	928,577	4.241%	4.272%
Pledged as collateral not
captured in other categories:
Derivatives	26,775	31,938	(5,163)	—	26,775	0.122%	0.123%
Other restricted assets:
Policy Loans reinsurance
assumed	148,778	158,931	(10,153)	—	148,778	0.679%	0.685%
Bonds and short-term
investments from
reinsurance assumed	1,167,693	1,149,812	17,881	—	1,167,693	5.333%	5.372%
Total restricted assets	$2,422,020	$2,237,623	$184,397	$—	$2,422,020	11.061%	11.143%

NOTE 2 - INVESTMENTS, (continued)

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2019
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$8,456	$(15)	$—	$—	$8,456	$(15)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	31,015	(259)	18	(1)	31,033	(260)
Hybrid securities	—	—	4,315	(823)	4,315	(823)
Industrial and miscellaneous (unaffiliated)	558,437	(5,366)	327,100	(13,067)	885,537	(18,433)
Total bonds	597,908	(5,640)	331,433	(13,891)	929,341	(19,531)
Preferred stocks	1,344	(23)	3,585	(574)	4,929	(597)
Common stocks	13,404	(699)	5,445	(467)	18,849	(1,166)
Total	$612,656	$(6,362)	$340,463	$(14,932)	$953,119	$(21,294)

	December 31, 2018
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$14,698	$(100)	$45,776	$(1,116)	$60,474	$(1,216)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	15,998	(100)	146,240	(5,291)	162,238	(5,391)
Hybrid securities	2,951	(83)	4,026	(966)	6,977	(1,049)
Industrial and miscellaneous (unaffiliated)	2,800,929	(97,948)	1,747,801	(93,049)	4,548,730	(190,997)
Total bonds	2,834,576	(98,231)	1,943,843	(100,422)	4,778,419	(198,653)
Preferred stocks	5,464	(639)	734	(95)	6,198	(734)
Common stocks	64,152	(7,964)	2,243	(429)	66,395	(8,393)
Total	$2,904,192	$(106,834)	$1,946,820	$(100,946)	$4,851,012	$(207,780)

The unrealized losses related to bonds in 2019 and 2018 reported above were partially due to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2019 and 2018.

NOTE 2 - INVESTMENTS, (continued)

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company did not record any realized losses for other-than-temporary impairments on unaffiliated common stocks during 2019, 2018 and 2017.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2019 and 2018, bonds at book/adjusted carrying value totaling $397,446 and $435,667, respectively, (4.4% and 4.9%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2019, 2018 and 2017, the Company recorded realized losses for other-than-temporary impairments on bonds of $3,798, $4,081 and $593, respectively.

The Company did not recognize any other-than-temporary impairments on loan-backed and structured security investments in 2019.

A summary of loan-backed and structured security investments included in industrial and miscellaneous (unaffiliated) with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2019
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$445,888	$442,855	$(3,033)	$239,381	$231,896	$(7,485)

December 31, 2018
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$556,537	$548,550	$(7,987)	$517,326	$501,667	$(15,659)

Mortgage Loans and Real Estate
For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations. Residential mortgage loans which are delinquent as to principal and interest 90 days or more are classified as nonperforming loans.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2019	2018
DSCR distribution
Below 1.0	$65,891	$48,441
1.0 - 1.2	174,352	227,139
1.2 - 1.8	1,031,190	967,978
Greater than 1.8	651,647	549,294
Total	$1,923,080	$1,792,852

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

NOTE 2 - INVESTMENTS, (continued)

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2019	2018
Loan to value
Below 60%	$26,466	$18,902
60-75%	9,065	9,946
Above 75%	299	315
Total	$35,830	$29,163

The key credit quality indicators for the residential mortgage loans are based on payment activity as follows:

	December 31, 2019
	Residential First Mortgages	Second Trusts	Total
Performing	$109,472	$3,769	$113,241
Non-performing	2,786	407	3,193
Total	$112,258	$4,176	$116,434

	December 31, 2018
	Residential First Mortgages	Second Trusts	Total
Performing	$127,640	$5,418	$133,058
Non-performing	5,548	418	5,966
Total	$133,188	$5,836	$139,024

An aging analysis of the loans held by the Company is summarized as follows:

	December 31, 2019
	Residential	Commercial	Total
Recorded investment (all)
Current	$109,996	$1,952,361	$2,062,357
30-59 days past due	1,910	—	1,910
60-89 days past due	1,335	1,803	3,138
90-179 days past due	623	—	623
180+ days past due	2,570	4,746	7,316
Accruing Interest 180+ Days Past Due
Recorded investment	—	4,746	4,746
Interest accrued	—	561	561
Participant or co-lender in a mortgage loan agreement
Recorded investment	23,705	1,464,978	1,488,683

NOTE 2 - INVESTMENTS, (continued)

	December 31, 2018
	Residential	Commercial	Total
Recorded investment (all)
Current	$128,028	$1,822,015	$1,950,043
30-59 days past due	3,921	—	3,921
60-89 days past due	1,109	—	1,109
90-179 days past due	1,606	—	1,606
180+ days past due	4,360	—	4,360
Accruing Interest 180+ Days Past Due
Recorded investment	—	—	—
Interest accrued	—	—	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	24,526	1,299,753	1,324,279

At December 31, 2019, the average size of an individual commercial mortgage loan was $2,191. The average size of an individual residential mortgage loan was $241, excluding a loan held as a participant or co-lender in a mortgage agreement, as shown in the table above. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted. For residential loans, the Company recognizes due and accrued interest income on impaired loans if under 90 days delinquent. Loans 90 days past due or greater will be placed on non-accrual status and all previously accrued interest will be reversed.

The Company had mortgage reserves (the mortgage component of the AVR) of $18,433 and $13,971 at December 31, 2019 and 2018, respectively. As of December 31, 2019, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 12.00% and 3.19% for commercial mortgage loans and 9.63% and 2.00% for residential mortgage loans.

In 2019 and 2018, the Company issued 104 and 96, respectively, new commercial mortgage loans at the maximum and minimum rates of interest of 6.50% and 6.50%, respectively, and 3.75% and 3.19%, respectively, totaling $342,509 and $354,430, respectively. The Company did not acquire any new residential mortgage loans in 2019. In 2018, the Company participated in a new residential mortgage loan agreement at a rate of interest of 4.19%, totaling $24,526.

At December 31, 2019 and 2018, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Commercial and residential mortgage loans are evaluated individually for impairment. The Company had no impairments for commercial mortgage loans during 2019, 2018 and 2017. Impairments for residential mortgage loans were $51, $277 and $742 during 2019, 2018 and 2017, respectively.

The Company had no investment in impaired loans with credit losses as of December 31, 2019 and 2018. The investment in impaired loans without credit losses are as follows:

	December 31, 2019
	Residential	Commercial	Total
No allowance for credit losses	$71,968	$2,440	$74,408

	December 31, 2018
	Residential	Commercial	Total
No allowance for credit losses	$85,328	$2,536	$87,864

NOTE 2 - INVESTMENTS, (continued)

A summary of information pertaining to impaired loans is as follows:

	December 31, 2019
	Residential	Commercial	Total
Average recorded investment	$78,938	$2,489	$81,427
Interest income recognized	3,880	163	4,043
Recorded investments on nonaccrual status	3,193	—	3,193
Amount of interest income recognized using the cash basis method
of accounting	3,884	163	4,047

	December 31, 2018
	Residential	Commercial	Total
Average recorded investment	$91,614	$2,582	$94,196
Interest income recognized	4,087	169	4,256
Recorded investments on nonaccrual status	5,966	—	5,966
Amount of interest income recognized using the cash basis method
of accounting	4,094	169	4,263

The mortgage loans derecognized as a result of foreclosure is as follows:

	December 31
	2019	2018
Aggregate amount of mortgage loans derecognized	$555	$538
Real estate collateral recognized	600	542

A summary of information pertaining to real estate sales is as follows:

	December 31, 2019
	Residential	Commercial	Total
Number of sales	4	—	4
Gain recognized	$762	$—	$762

	December 31, 2018
	Residential	Commercial	Total
Number of sales	7	1	8
Gain recognized	$292	$451	$743

The gains recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

No residential real estate properties were classified as held for sale for the years ended December 31, 2019 and 2018. The commercial real estate properties classified as held for sale have recorded values of $2,065 for the years ended December 31, 2019 and 2018.

Residential real estate is acquired through the foreclosure of residential mortgage loans. The Company’s intent is to dispose of all acquired residential real estate by sale as soon as economically feasible, which is typically within one year from acquisition.

Commercial real estate was either sold or classified as held for sale based on the Company’s intent to dispose of certain property via sale. Sales are usually within one year, based on economic factors, but may be extended per other executed agreements.

NOTE 2 - INVESTMENTS, (continued)

Real estate property impairments, which the Company recognizes as other-than-temporary and records as realized losses, is as follows:

	December 31, 2019
	Residential	Commercial	Total
Number of impairments	2	—	2
Impairment losses recorded	$170	$—	$170

	December 31, 2018
	Residential	Commercial	Total
Number of impairments	4	—	4
Impairment losses recorded	$178	$—	$178

Fair value for impaired commercial real estate and residential real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Troubled Debt Restructuring
A summary of information pertaining to mortgage loans with restructured terms is as follows:

	December 31, 2019
	Residential	Commercial	Total
Number of loans	251	1	252
Carry value	$68,950	$2,440	$71,390
Interest income	3,523	163	3,686

	December 31, 2018
	Residential	Commercial	Total
Number of loans	282	1	283
Carry value	$81,010	$2,536	$83,546
Interest income	3,972	169	4,141

The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company’s income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method. There were one and five short sales on residential mortgage loans in 2019 and 2018, respectively.

Low-Income Housing Tax Credit Investments
The Company has up to 13 remaining years of unexpired tax credits and is required to hold these investments for up to 16 years. During 2019 and 2018, the Company recognized $5,479 and $5,153, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $51,427 and $56,544 and in other liabilities was $21,257 and $27,265 for the years ended December 31, 2019 and 2018, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $9,649, $9,088, $1,695, in 2020, 2021 and 2022, respectively, and $825 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC during December 31, 2019 and 2018. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits during December 31, 2019 and 2018.

NOTE 2 - INVESTMENTS, (continued)

Offsetting and Netting of Assets and Liabilities
Call options that qualified for offsetting and netting are as follows:

	December 31, 2019			December 31, 2018
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$116,092	$54,259	$61,833	$13,917	$3,710	$10,207

Liabilities:
Derivatives - call options	$54,259	$54,259	$—	$3,710	$3,710	$—

At December 31, 2019 and 2018, the net asset amount of $61,833 and $10,207, respectively, was recorded in other investments on the Balance Sheets – Statutory Basis.

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2019	2018	2017
Income:
Bonds	$385,443	$371,077	$372,170
Preferred stocks	369	402	431
Common stocks	13,060	13,707	18,288
Mortgage loans	103,311	95,347	90,873
Real estate[1]	17,132	17,836	18,028
Loans on insurance contracts	32,546	29,916	28,111
Short-term investments	4,756	2,402	1,400
Derivatives	2,816	16,743	(9,012)
Other investments	32,445	23,716	23,440
Amortization of interest maintenance reserve	8,581	10,908	12,421
Gross investment income	600,459	582,054	556,150
Total investment expenses	58,954	44,337	53,074
Net investment income	$541,505	$537,717	$503,076
1Includes amounts for the occupancy of company-owned property of $9,106, $9,161 and $9,438 in 2019, 2018, and 2017, respectively.

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) during 2019 and 2018, of which the total number of CUSIPs sold, disposed or otherwise redeemed was 60 and 91, respectively, and the aggregate amount of investment income generated as a result of a prepayment penalty and/or acceleration fee was $4,518 and $5,919, respectively.

Fair Value Measurements
Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

NOTE 2 - INVESTMENTS, (continued)

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2019
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$—	$433	$85	$—	$518
Total bonds	—	433	85	—	518
Common stock
Industrial and miscellaneous (unaffiliated)	321,498	—	—	—	321,498
Total common stocks	321,498	—	—	—	321,498
Other investments	22,328	—	—	—	22,328
Derivative assets
Exchange traded index call options	103,906	—	—	—	103,906
Over the counter index call options	—	61,833	—	—	61,833
Total other investments	126,234	61,833	—	—	188,067
Separate account assets	—	—	—	10,359,432	10,359,432
Total assets at fair value/net asset value	$447,732	$62,266	$85	$10,359,432	$10,869,515

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$69,433	$—	$—	$—	69,433
Total liabilities at fair value	$69,433	$—	$—	$—	$69,433

NOTE 2 - INVESTMENTS, (continued)

	December 31, 2018
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$—	$—	$85	$—	$85
Total bonds	—	—	85	—	85
Common stock
Industrial and miscellaneous (unaffiliated)	298,282	—	—	—	298,282
Total common stocks	298,282	—	—	—	298,282
Other investments	20,569	—	—	—	20,569
Derivative assets
Exchange traded index call and equity put options	7,544	—	—	—	7,544
Over the counter index call options	—	10,207	—	—	10,207
Total other investments	28,113	10,207	—	—	38,320
Separate account assets	—	—	—	8,812,496	8,812,496
Total assets at fair value/net asset value	$326,395	$10,207	$85	$8,812,496	$9,149,183

Liabilities at fair value
Derivative liabilities
Exchange traded index call and equity put options (written)	$3,250	$—	$—	$—	$3,250
Total liabilities at fair value	$3,250	$—	$—	$—	$3,250

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities
These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets
The Company's Level 2 assets includes bonds and OTC index call options. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the Index call options. The broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets
The Company classified asset-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2019 and 2018. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on unobservable market data due to lack of observable measurements. Also, securities with a fair value based only on uncorroborated dealer quotes or internal valuations are assigned to Level 3.

NAV - Financial Assets
Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

NOTE 2 - INVESTMENTS, (continued)

The following tables summarize changes to our financial instruments for the years ended December 31, 2019 and 2018 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

	Beginning balance at 1/1/2019	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Sales	Ending balance at 12/31/2019
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$85	$57	$—	$(57)	$—	$—	$85
Total assets	$85	$57	$—	$(57)	$—	$—	$85

	Beginning balance at 1/1/2018	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Sales	Ending balance at 12/31/2018
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$1,076	$—	$(991)	$—	$—	$—	$85
Total assets	$1,076	$—	$(991)	$—	$—	$—	$85
Transfers into Level 3 during 2019 included securities measured at lower of cost or market, reported at fair value in 2019 and at cost in 2018. Transfers out of Level 3 during 2018 included securities measured at lower of amortized cost or market and reported at amortized cost in 2018 and at fair value in 2017.

The following table presents information about significant unobservable inputs used in Level 3 assets measured at fair value:

December 31, 2019
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Asset-backed securities [3]	$85	Vendor price	Price	70 - 70 (70)	Increase
¹ The weighted average is determined based on the fair value of the securities.

²	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
3 Primarily collateralized by home equity.

December 31, 2018
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Asset-backed securities [3]	$85	Vendor price	Price	70 - 70 (70)	Increase
¹ The weighted average is determined based on the fair value of the securities.

²	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

³	Primarily collateralized by home equity.

NOTE 2 - INVESTMENTS, (continued)

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV. The fair values are also categorized into the three-level fair value hierarchy as described previously:

December 31, 2019
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$9,696,402	$9,107,534	$—	$6,694,026	$3,002,376	$—
Preferred stocks	5,760	6,355	—	5,760	—	—
Common stocks	338,160	338,160	321,498	16,662	—	—
Mortgage loans	2,171,252	2,075,344	—	—	2,171,252	—
Cash, cash equivalents and short-term
investments	294,022	294,022	294,022	—	—	—
Loans on insurance contracts	666,163	559,341	—	—	666,163	—
Other investments	330,551	320,895	131,984	136,463	62,104	—
Investment income due and accrued	115,719	115,719	115,719	—	—	—
Separate account assets	—	10,359,432	—	—	—	10,359,432
Total financial assets	$13,618,029	$23,176,802	$863,223	$6,852,911	$5,901,895	$10,359,432

Liabilities:
Deposit-type funds	$975,019	$975,288	$—	$—	$975,019	$—
Borrowings	3,375	3,353	—	—	3,375	—
Derivative liabilities	69,433	69,433	69,433	—	—	—
Separate account liabilities	—	10,359,432	—	—	—	10,359,432
Total financial liabilities	$1,047,827	$11,407,506	$69,433	$—	$978,394	$10,359,432

December 31, 2018
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$8,711,956	$8,795,384	$—	$6,324,229	$2,387,727	$—
Preferred stocks	9,632	10,261	—	9,632	—	—
Common stocks	315,861	315,861	298,282	17,579	—	—
Mortgage loans	1,971,662	1,961,039	—	—	1,971,662	—
Cash, cash equivalents and short-term
investments	169,798	169,798	169,798	—	—	—
Loans on insurance contracts	594,818	555,947	—	—	594,818	—
Other investments	162,606	163,531	32,181	64,382	66,043	—
Investment income due and accrued	112,759	112,759	112,759	—	—	—
Separate account assets	—	8,812,496	—	—	—	8,812,496
Total financial assets	$12,049,092	$20,897,076	$613,020	$6,415,822	$5,020,250	$8,812,496

Liabilities:
Deposit-type funds	$960,740	$961,806	$—	$—	$960,740	$—
Borrowings	2,901	3,005	—	—	2,901	—
Derivative liabilities	3,250	3,250	3,250	—	—	—
Separate account liabilities	—	8,812,496	—	—	—	8,812,496
Total financial liabilities	$966,891	$9,780,557	$3,250	$—	$963,641	$8,812,496

NOTE 2 - INVESTMENTS, (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and preferred stocks: For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk. The fair value of residential mortgage loans is determined by the Yield-Based or Price-Based approach. The Yield-Based approach, applied to performing and sub-performing loans, estimates fair value by first modeling contractual cash flows and then discounting the cash flows at an appropriate discount rate that incorporates an appropriate base rate (e.g., Treasury) to which a risk premium (spread) is added. The Price-Based approach, applied to non-performing loans (greater than 90 days past due) along with certain sub-performing loans, utilizes a direct estimate of a loan’s net present value or dollar price, largely based on underlying collateral values.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

Other investments and derivative liabilities: Public equity securities are classified as Level 1 securities as the fair values are based on quoted prices in active markets. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. U.S. government agency securities are classified as Level 2 as the prices are based on observable market data. OTC index call options where the primary inputs to valuations include broker quotes that utilize inputs tailored to the remaining term of each call option and are assigned to Level 2. The fair value for other investments assigned to Level 3 are based on quoted market prices where trading activity is not available to corroborate or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values. Separate account liabilities are carried at the value of the underlying assets.

NOTE 3 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2019 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$194,085	$4,943	$199,028
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	194,085	4,943	199,028
Deferred tax assets non-admitted	60,967	—	60,967
Subtotal net admitted deferred tax assets	133,118	4,943	138,061
Deferred tax liabilities	30,529	35,890	66,419
Net admitted deferred tax assets/(net deferred tax liability)	$102,589	$(30,947)	$71,642

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2019 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$71,642	$—	$71,642
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$71,642	$—	$71,642
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$242,954
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$61,476	$4,943	$66,419
Deferred tax assets admitted as the result of application
of NAIC SAP	$133,118	$4,943	$138,061

The components of the net deferred tax asset/(liability) as of December 31, 2018 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$186,645	$5,390	$192,035
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	186,645	5,390	192,035
Deferred tax assets non-admitted	68,224	—	68,224
Subtotal net admitted deferred tax assets	118,421	5,390	123,811
Deferred tax liabilities	33,966	20,610	54,576
Net admitted deferred tax assets/(net deferred tax liability)	$84,455	$(15,220)	$69,235

NOTE 3 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2018 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$69,235	$—	$69,235
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$69,235	$—	$69,235
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$215,825
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$49,186	$5,390	$54,576
Deferred tax assets admitted as the result of application
of NAIC SAP	$118,421	$5,390	$123,811

The changes in the components of the net deferred tax asset/(liability) from December 31, 2018 to December 31, 2019 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$7,440	$(447)	$6,993
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	7,440	(447)	6,993
Deferred tax assets non-admitted	(7,257)	—	(7,257)
Subtotal net admitted deferred tax assets	14,697	(447)	14,250
Deferred tax liabilities	(3,437)	15,280	11,843
Net admitted deferred tax assets/(net deferred tax liability)	$18,134	$(15,727)	$2,407

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$2,407	$—	$2,407
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$2,407	$—	$2,407
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$27,129
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$12,290	$(447)	$11,843
Deferred tax assets admitted as the result of application
of NAIC SAP	$14,697	$(447)	$14,250

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

NOTE 3 - INCOME TAXES, (continued)

The Company used the following amounts in determining the DTA admissibility:

	2019	2018
Ratio percentage used to determine recovery period and
threshold limitation above	1,086%	977%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$1,619,690	$1,438,835

There were no tax planning strategies utilized as of December 31, 2019 or 2018.

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2019	2018	2017
Federal	$31,941	$(16,398)	$(6,959)
Federal income tax on net capital gains	11,801	13,097	27,383
Federal income tax incurred/(recovered)	$43,742	$(3,301)	$20,424

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2019	2018	2017	from 2018	from 2017
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$136	$132	$108	$4	$24
Unearned premium reserve	389	397	361	(8)	36
Policyholder reserves	62,589	57,031	54,817	5,558	2,214
Investments	57	289	525	(232)	(236)
Deferred acquisition costs	67,107	65,041	63,086	2,066	1,955
Policyholder dividends accrual	1,806	1,943	1,978	(137)	(35)
Fixed assets	85	73	95	12	(22)
Compensation and benefits accrual	27,200	24,673	26,061	2,527	(1,388)
Receivables - non-admitted	13,549	15,323	15,045	(1,774)	278
Net operating loss carry-forward	294	440	882	(146)	(442)
Tax credit carry-forward	—	35	—	(35)	35
Coinsurance/modified coinsurance transaction	12,219	13,267	14,314	(1,048)	(1,047)
Other (including items <5% of total
ordinary tax assets)	8,654	8,001	8,259	653	(258)
Subtotal	194,085	186,645	185,531	7,440	1,114
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted deferred tax assets	60,967	68,224	60,819	(7,257)	7,405
Admitted ordinary deferred tax assets	$133,118	$118,421	$124,712	$14,697	$(6,291)

NOTE 3 - INCOME TAXES, (continued)

	December 31			Change	Change
	2019	2018	2017	from 2018	from 2017
Capital
Investments	$1,486	$1,863	$1,756	$(377)	$107
Real Estate	2,797	2,682	2,987	115	(305)
Other (including items <5% of total
ordinary tax assets)	660	845	1,436	(185)	(591)
Subtotal	4,943	5,390	6,179	(447)	(789)
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted	—	—	—	—	—
Admitted capital deferred tax assets	4,943	5,390	6,179	(447)	(789)
Admitted deferred tax assets	$138,061	$123,811	$130,891	$14,250	$(7,080)

Deferred tax liabilities:
Ordinary
Investments	$3,123	$3,277	$3,301	$(154)	$(24)
Fixed assets	3,322	4,062	4,626	(740)	(564)
Policyholder reserves	20,597	23,804	28,408	(3,207)	(4,604)
Unearned commissions	3,343	2,673	2,157	670	516
Other (including items <5% of total
ordinary tax liabilities)	144	150	459	(6)	(309)
Subtotal	$30,529	$33,966	$38,951	$(3,437)	$(4,985)

Capital
Investments	$35,890	$20,610	$30,497	$15,280	$(9,887)
Subtotal	$35,890	$20,610	$30,497	$15,280	$(9,887)

Deferred tax liabilities	$66,419	$54,576	$69,448	$11,843	$(14,872)

Net deferred tax assets	$71,642	$69,235	$61,443	$2,407	$7,792

The change in the net admitted deferred tax assets was $2,407, $7,792 and $(46,636) for the years ended December 31, 2019, 2018 and 2017, respectively. The change in non-admitted deferred tax assets of $(7,257), $7,405 and $(62,794) was included in change in non-admitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2019, 2018 and 2017, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2019	2018	Change
Total gross deferred tax assets	$199,028	$192,035	$6,993
Total deferred tax liabilities	66,419	54,576	11,843
Net deferred tax asset	$132,609	$137,459	(4,850)
Tax effect of change in unrealized gains and pension liability			25,349
Change in net deferred income tax			$20,499

	2018	2017	Change
Total gross deferred tax assets	$192,035	$191,710	$325
Total deferred tax liabilities	54,576	69,448	(14,872)
Net deferred tax asset	$137,459	$122,262	15,197
Tax effect of change in unrealized losses and pension liability			(19,839)
Change in net deferred income tax			$(4,642)

NOTE 3 - INCOME TAXES, (continued)

	2017	2016	Change
Total gross deferred tax assets	$191,710	$292,834	$(101,124)
Total deferred tax liabilities	69,448	61,142	8,306
Net deferred tax asset	$122,262	$231,692	(109,430)
Tax effect of change in unrealized gains and pension liability			9,073
Change in net deferred income tax			$(100,357)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2019, 2018 and 2017 were as follows:

	2019	2018	2017
Net gain from operations before income taxes	$101,784	$36,394	$87,414
Net realized capital gains before income taxes	36,222	33,178	45,797
Deferred reinsurance gain, net	35,649	—	—
Other	—	—	(102)
Total pre-tax statutory income	173,655	69,572	133,109
Change in non-admitted assets	8,450	(1,326)	(2,098)
IMR amortization	(8,581)	(10,908)	(12,421)
Affordable Care Act assessment	—	13,324	—
Tax-exempt income	(24,932)	(25,501)	(20,109)
Dividends received deduction	(5,000)	(6,000)	(10,000)
Non-deductible expense	4,223	4,497	2,392
Other	2,392	3,025	2,115
Subtotal	150,207	46,683	92,988
Statutory tax rate	0.21	0.21	0.35
Subtotal	31,543	9,803	32,546
Remeasurement of deferred tax inventory	—	—	94,601
Tax rate differential from provision to return	—	(1,849)	—
Tax credits	(8,300)	(6,613)	(6,366)
Total statutory income taxes	$23,243	$1,341	$120,781

Federal and foreign income tax incurred/(recovered)	$43,742	$(3,301)	$20,424
Change in deferred income tax	(20,499)	4,642	100,357
Total statutory income taxes	$23,243	$1,341	$120,781

The Company has no foreign tax credit carryovers to subsequent years.

At December 31, 2019, the Company has carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2015	Net operating loss	$7	2035
2016	Net operating loss	$1,395	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $18,885, $8,905, $11,801 for the tax years 2017, 2018, 2019, respectively.

There were no deposits admitted under IRC Section 6033.

NOTE 3 - INCOME TAXES, (continued)

The Company joins in a consolidated federal income tax return filed by AMHC. The other members of the affiliated group joining in the AMHC consolidated return are as follows:

Ameritas Holding Company	Ameritas Investment Corp.
Ameritas Investment Partners, Inc.	Calvert Investment, Inc.
Ameritas Life Insurance Corp.	Calvert Investment Management, Inc.
Ameritas Life Insurance Corp. of New York

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

During 2018, the Company remitted the full payment of $10 for the repatriation transition tax under the Tax Act with its 2017 federal income tax return.

At December 31, 2019 and 2018, the Company recognized a gross alternative minimum tax (AMT) credit of $0 and $35, respectively, as a deferred tax asset. The Company's AMT credit carryforward at December 31 is as follows:

	2019	2018
Beginning balance of AMT credit carryforward	$35	$35
Adjustments	35	0
Ending balance of AMT credit carryforward	0	35
Non-admitted	0	35
Ending balance	$0	$0

On December 22, 2017, the U.S. federal government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the Tax Act). The Tax Act made changes to the U.S. tax code, including, but not limited to (1) reduced the U.S federal corporate tax rate from 35% to 21%; (2) changed the method of computing tax basis life reserves; (3) changed the method of computing discounting of unpaid health losses; and (4) eliminated net operating loss carrybacks and allowed indefinite carryover periods subject to 80% of pre-net operating loss taxable income.

The NAIC Statutory Accounting Principles Working Group adopted Interpretation (NAIC SAPWG INT): Updated Tax Estimates Under the Tax Cuts and Jobs Act, which provided guidance on accounting for the tax effects of the Tax Act. In accordance with the NAIC SAPWG INT, a company must reflect the 2017 income tax effects of the Tax Act in which the accounting estimates under NAIC SAP were completed. To the extent impacts for accounting estimates under the Tax Act may be considered incomplete but a reasonable estimate was determinable, a company must record an estimate in the 2017 financial statements. If a company cannot determine a reasonable estimate for specific income tax effects of the Tax Act to be included in the 2017 financial statements, it should continue to apply NAIC SAP based on the provision of the tax laws that were in effect prior to the Tax Act being enacted. There are no items for which the Company could not determine a reasonable estimate for 2017. For the period ended December 31, 2017, the Company's remeasurement of deferred taxes due to the change in tax rate was complete and it determined a reasonable estimate for certain effects of tax reform, including but not limited to the change in life reserves and the discounting of unpaid health losses. For the period ended December 31, 2017, the Company recorded a decrease in net deferred tax assets of $81,508 as a result of the Tax Act. December 22, 2018 marked the end of the measurement period for purposes of NAIC SAPWG INT. As such, the Company completed its accounting, based on published guidance issued from the Internal Revenue Service and the Joint Committee on Taxation, for the income tax effects of the Tax Act and no material adjustments were required to estimates initially recorded.

NOTE 3 - INCOME TAXES, (continued)

During 2017, as a result of the Tax Act, the Company remeasured its deferred tax inventory. Illustrated below was the 2017 impact of the tax rate change on deferred taxes by line item included in unassigned surplus:

	Deferred Taxes at 35%	Deferred Taxes at 21%	Tax Rate Impact
Change in unrealized gains/(losses)	$(38,687)	$(23,212)	$(15,475)
Change in unrecognized actuarial losses on pension	5,952	3,571	2,381
Change in net deferred income taxes	236,504	141,902	94,602
Impact from remeasurement of deferred tax inventory	$203,769	$122,261	$81,508

NOTE 4 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

In 2019, 2018 and 2017, the Company received cash dividends of $5,000, $6,000 and $10,000, respectively, from its wholly owned subsidiary, Calvert, which was recorded in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

In 2019, 2018 and 2017, the Company made capital contributions of $0, $5,750 and $0, respectively, to its wholly owned subsidiary, AIC. No additional shares were issued.

In 2019, 2018 and 2017, the Company made capital contributions of $30,000, $0 and $0, respectively, to its wholly owned subsidiary, Ameritas-NY. No additional shares were issued.

In 2019, 2018 and 2017, the Company received a return of capital of $1,000, $0 and $0, respectively, from its wholly owned subsidiary, Griffin, which was accounted for as a reduction in its carrying value.

The Company's variable life and annuity products are distributed through AIC, an affiliated company. Policies placed by this affiliate generated commission and general insurance expense of $16,750, $17,869 and $19,744 for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2019 and 2018, which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The terms of the settlements require that these amounts be settled monthly.

	2019	2018
Ameritas Holding Company	$(3,178)	$(4,601)
Ameritas Life Insurance Corp. of New York	3,041	3,009
Ameritas Investment Corp.	860	913
Ameritas Investment Partners, Inc.	832	916
Calvert Investments, Inc.	1,036	825
Griffin Realty, LLC	—	2
Total	$2,591	$1,064

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been a decrease of $31,076, $33,547 and $34,871 for the years ended December 31, 2019, 2018 and 2017, respectively.

In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement totaled $15,686, $14,793 and $14,147 of which $15,686, $14,793 and $14,116 are included in investment expenses for the years ended December 31, 2019, 2018 and 2017, respectively.

NOTE 4 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

The Company submitted its non-insurance subsidiary, controlled and affiliated entities (non-insurance SCA) filings with the NAIC related to December 31, 2018 on August 13, 2019, in which resubmission of the filing was not required. Additional information regarding this filing is as follows:

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Non-admitted Amount	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method Resubmission Required Y/N
Ameritas Investment Corp.	100.00%	$15,844	$15,844	$—	S2	August 13, 2019	$15,844	Y	N
Calvert Investments, Inc.	100.00%	19,476	—	19,476	S2	August 13, 2019	—	Y	N
Aggregate total	XXX	$35,320	$15,844	$19,476	XXX	XXX	$15,844	XXX	XXX
* S1 - Sub-1, S2 - Sub 2 or RDF - Resubmission of Disallowed Filing

The Company submitted its non-insurance SCA filings with the NAIC related to December 31, 2017 on August 27, 2018, in which resubmission of the filing was not required. Additional information regarding this filing is as follows:

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Non-admitted Amount	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method Resubmission Required Y/N
Ameritas Investment Corp.	100.00%	$16,392	$16,392	$—	S2	August 27, 2018	$16,392	Y	N
Calvert Investments, Inc.	100.00%	32,292	32,292	—	S2	August 27, 2018	32,292	Y	N
Aggregate total	XXX	$48,684	$48,684	$—	XXX	XXX	$48,684	XXX	XXX
* S1 - Sub-1, S2 - Sub 2 or RDF - Resubmission of Disallowed Filing

The Company owns Ameritas-NY for which the audited statutory equity reflects a departure from the NAIC SAP due to state of domicile prescribed practice. This amount was immaterial for 2019 and 2018.

The Company did not have any SCAs or investments in joint ventures, partnerships or limited liability companies that exceed 10% of the Company's total admitted assets in which the Company's share of losses exceeded the investment in the SCA or investment in joint venture, partnership or limited liability company as of December 31, 2019 and 2018.

NOTE 5 - EMPLOYEE BENEFITS

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

NOTE 5 - EMPLOYEE BENEFITS, (continued)

The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2019	2018	2017
Benefit obligation at beginning of year	$44,448	$47,830	$47,525
Service cost	209	398	380
Interest cost	1,813	1,634	1,837
Actuarial gain (loss)	3,742	(1,792)	1,736
Benefits paid	(3,609)	(3,622)	(3,648)
Benefit obligation at end of year	$46,603	$44,448	$47,830

	Pension Benefits
	2019	2018	2017
Fair value of plan assets at beginning of year	$—	$—	$—
Reporting entity contribution	3,609	3,622	3,648
Benefits paid	(3,609)	(3,622)	(3,648)
Fair value of plan assets at end of year	$—	$—	$—

	Pension Benefits
	2019	2018	2017
Components:
Accrued benefit costs	$41,946	$30,686	$30,824
Liability for pension benefits	4,657	13,762	17,006
Assets and liabilities recognized:
Liabilities recognized	46,603	44,448	47,830
Unrecognized liabilities	4,657	13,762	17,006

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2019	2018	2017
Service cost	$209	$398	$380
Interest cost	1,813	1,634	1,837
Amount of recognized losses	2,019	1,452	1,331
Total net periodic benefit cost	$4,041	$3,484	$3,548

Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits
	2019	2018	2017
Items not yet recognized as a component of net periodic cost - prior year	$13,762	$17,006	$16,601
Net gain (loss) arising during the period	3,742	(1,792)	1,736
Net loss recognized	(2,019)	(1,452)	(1,331)
Cumulative change in amortization method applied[1]	(10,828)	—	—
Items not yet recognized as a component of net
periodic cost - current year	$4,657	$13,762	$17,006
1Effective January 1, 2019, the Company elected to change its method for amortizing the actuarial gains and losses to the minimum corridor method. This changed the unrecognized actuarial gains and losses to recognize all gains and losses outside of the 10% corridor cumulative upon the election date. All amounts remain components of unassigned surplus under either method of amortization.

NOTE 5 - EMPLOYEE BENEFITS, (continued)

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2019	2018	2017
Net recognized gains	$4,657	$13,762	$17,006

The weighted-average assumptions are as follows:

	Pension Benefits
	2019	2018	2017
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	4.23%	3.53%	3.99%
Rate of compensation increase	4.47%	4.44%	4.44%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	3.14%	4.23%	3.53%
Rate of compensation increase	1.77%	4.47%	4.44%

Future expected pension benefit payments are as follows:

Year	Amount
2020	$4,600
2021	$4,533
2022	$4,448
2023	$4,021
2024	$3,591
2025-2029	$16,428

The accumulated pension benefit obligation for the NQ plans is as follows:

	December 31
	2019	2018
Accumulated benefit obligation	$46,582	$44,444

Projected benefit obligation (PBO)	$46,603	$44,448
Funded status (PBO - Plan assets)	$46,603	$44,448

Unrecognized items:
Unrecognized losses, net of tax	$3,679	$10,872
Total unrecognized items, net of tax	$3,679	$10,872

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. The Company recognized expenses equal to its proportionate share of Plan funding for the years ended December 31, 2019, 2018 and 2017 totaling $0, $19,789 and $19,790, respectively.

Total net periodic benefit cost for the Plan was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2019, 2018 and 2017.

NOTE 5 - EMPLOYEE BENEFITS, (continued)

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees who are not Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $12,791, $12,019 and $11,261 in 2019, 2018 and 2017, respectively.

Additionally, the Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC. The Company will be allocated these costs based primarily on employee counts for its participation in two Voluntary Employee’s Beneficiary Associations (VEBAs) for the postretirement medical and life insurance benefits.

NOTE 6 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $169,075 in dividends in 2020, without prior approval. The Company paid ordinary dividends of $0, $0, $15,000 to AHC, its parent, in 2019, 2018 and 2017, respectively.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2019	2018	2017
Unrealized capital gains (losses), net of taxes	$16,327	$(57,234)	$48,427
Non-admitted asset values	(138,241)	(160,667)	(132,459)
Asset valuation reserve	(214,022)	(154,620)	(174,346)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued until written approval has been received. Interest totaling $4,100 was paid in 2019, 2018 and 2017 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes totaling $49,941 and $49,932 at December 31, 2019 and 2018, respectively, (face value of $50,000 less unamortized discount of $59 and $68 in 2019 and 2018, respectively) was recorded in capital and surplus on the Balance Sheets – Statutory Basis.

NOTE 7 - COMMITMENTS AND CONTINGENCIES

At December 31, 2019 and 2018, respectively, the Company had outstanding agreements to fund mortgages totaling $108,087 and $82,693. In addition at December 31, 2019 and 2018, respectively, the Company has committed to invest $278,357 and $283,685 in equity-type limited partnerships in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

At December 31, 2019 and 2018, the Company had FHLB lines of credit available up to $253,093 and $206,322, respectively, if an immediate liquidity need would arise. The Company had no outstanding balance as of December 31, 2019 and 2018 related to these lines of credit.

NOTE 7 - COMMITMENTS AND CONTINGENCIES, (continued)

Affordable Care Act (ACA) Assessments
H.R. 195 (Public Law No. 115-120) was signed into law on January 22, 2018 and imposes a moratorium on the Health Insurance Providers fee for 2019 by amending the effective date of the Affordable Care Act (ACA) Section 9010(j).

The annual fee under ACA is allocated to individual health insurers based on the ratio of the amount of the entity's net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity's portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, of the year the fee is due. The Company has written health insurance subject to the ACA assessment and expects to conduct health insurance business in 2020. The Company estimates its portion of the annual health insurance industry fee to be payable on September 30, 2020 to be $14,715. This amount is reflected in special surplus - Affordable Care Act fee assessment on the Balance Sheets - Statutory Basis.

Reporting the ACA assessment as of December 31, 2019 and 2018 would not have triggered a RBC action level.

	2019	2018
ACA fee assessment payable for the upcoming year	$14,715	$—
ACA fee assessment paid	—	13,324
Premium written subject to ACA 9010 assessment	796,674	—
Total Adjusted Capital before surplus adjustment	1,927,692	1,687,601
Total Adjusted Capital after surplus adjustment	1,912,977	1,687,601
Authorized Control Level	170,875	165,632

Guaranty Funds Assessments
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2019, 2018 and 2017 the charge to operations related to these assessments was not significant. The estimated liability for future guaranty fund assessments of $4,408 and $4,663 at December 31, 2019 and 2018, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2019 and 2018, the Company had a related receivable of $3,327 and $3,544, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2019 and 2018 are as follows:

	2019	2018
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$8,186	$9,544
Decreases during the year
Premium tax offset applied	(1,106)	(1,221)
Charge off of estimated premium tax offset	(207)	(802)
	(1,313)	(2,023)
Increases during the year
Assessments paid	443	665
	443	665
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$7,316	$8,186

NOTE 7 - COMMITMENTS AND CONTINGENCIES, (continued)

The liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets as of December 31, 2019 and 2018 are summarized below. The discount rate applied for both years is 3.5%.

	December 31, 2019
	Guaranty Fund Assessment		Related Assets
Name of the Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
Penn Treaty/ANIC	$7,651	$2,846	$5,476	$1,846

	December 31, 2019
	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty/ANIC	50	1-70	37	44	1-20	6

	December 31, 2018
	Guaranty Fund Assessment		Related Assets
Name of the Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
Penn Treaty/ANIC	$7,851	$3,100	$5,695	$1,959

	December 31, 2018
	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty/ANIC	50	1-70	37	44	1-20	6

Litigation and Regulatory Examination
From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations.

There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2019 and 2018.

Uncollectibility of Assets
The Company had admitted assets of $14,393 and $12,522 at December 31, 2019 and 2018, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

NOTE 8 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans, which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis, is as follows for the years ended December 31:

	2019	2018	2017
Net reimbursement for administrative expenses (including administrative fees) in excess of actual expenses	$(2,979)	$(3,785)	$1,334
Net gain (loss) from operations	$(2,979)	$(3,785)	$1,334

Total claim payment volume	$193,120	$186,092	$186,957

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2019	2018	2017
Gross reimbursement for medical cost incurred	$27,605	$26,495	$24,659
Other income or expenses (including interest paid to or received from plans)	7,388	2,855	2,688
Gross expenses incurred (claims and administrative)	23,507	23,920	28,627
Net gain (loss) from operations	$11,486	$5,430	$(1,280)

NOTE 9 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $4,396, $4,581 and $4,615 in 2019, 2018 and 2017, respectively. The Company has subleased a portion of office space and received sublease income recorded as an offset to general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis of $585, $563, and $547 in 2019, 2018 and 2017, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2019:

Calendar Year	Amount
2020	$3,083
2021	1,749
2022	1,529
2023	910
2024 and thereafter	1,100
Total	$8,371

NOTE 10 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, DXC Technology Company (DXC) for which direct premiums written exceed 5% of total capital and surplus. DXC writes ordinary life and individual annuity business and does not have an exclusive contract. DXC has been granted the authority for claims payment, claims adjustment, reinsurance ceding, binding authority, premium collection and underwriting. The total amount of direct premiums written by DXC was $248,018 and $187,308 for the years ended December 31, 2019 and 2018, respectively. For the year ended December 31, 2019, the Company has a third-party administrator, Association Member Benefit Advisors Ltd (AMBA), which wrote group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority, premium collection and underwriting, for which direct premiums exceeded 5% of total capital and surplus. The total amount of direct premiums written by AMBA was $88,252 for the year ended December 31, 2019. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums written by third-party administrators was $491,627, $421,860 and $240,948 for the years ended December 31, 2019, 2018 and 2017, respectively.

NOTE 11 - OTHER ITEMS

Securities on Deposit
Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $120,495 and $115,214 and cash of $4,559 and $9,577 at December 31, 2019 and 2018, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

NOTE 12 - SUBSEQUENT EVENTS

The Company is monitoring the COVID-19 developments and is in process of evaluating the key impacts to financial reporting, controls and operations. As events and both global and local responses continue to rapidly evolve, we are not able to determine the impact to our business at this time.

The Company has evaluated events subsequent to December 31, 2019 and through March 20, 2020, the date the financial statements were available to be issued.

NOTE 13 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. The Company has exposure to one reinsurer that is under an order of rehabilitation where a potential loss could occur, however an amount for loss is not estimable and has not been recognized at December 31, 2019. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2019	2018	2017
Assumed[1]	$110,358	$101,866	$312,092
Ceded	(253,164)	(211,135)	(238,666)
Reinsurance premiums, net	$(142,806)	$(109,269)	$73,426
¹ Includes modco reinsurance premiums of $7,041, $8,357 and $203,281 in 2019, 2018 and 2017, respectively.

NOTE 13 - REINSURANCE, (continued)

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2019, 2018 and 2017.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party.  Under the agreement, the Company ceded $40,879 of reserves to the third party.  This agreement included an in-force block of business, which was accounted for in accordance with NAIC SAP, and that required any increase in surplus, net of federal income taxes of $4,318, on in-force business issued prior to the effective date of the agreement to be identified separately and included as a direct item to surplus by the ceding company.  As a result of this agreement there was $36,561 recorded in the change in surplus as a result of reinsurance, net of taxes, on the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The Company entered a coinsurance/modified coinsurance transaction (the Transaction) of a group annuity block with a third party, which was effective on September 1, 2016. The Transaction provided for subsequent Assumption reinsurance when all regulatory and/or contract holder or participant approvals were received by the Company. Approvals were received on contracts in force during 2018 and 2019 whereby the Assumption reinsurance was completed on the block. No further Assumption reinsurance activities are required and the reinsurance agreements are terminated due to completion. Additionally, on November 30, 2018, all New York contracts were recaptured by the third party from the Company and concurrently assumed by the Company’s 100% owned New York domiciled company, Ameritas NY.

The following is a summary of the impacts for the Assumption reinsurance and recapture as of and for the years ending December 31, 2019 and 2018 :

	2019	2018
Cash, cash equivalents and short-term investments - recapture	$—	$(16,341)
Separate account assets - assumption	107,764	2,177,485
Total Admitted Assets	$107,764	$2,161,144

Reserves for life contracts, accident and health policies - recapture	$—	$(14,588)
Deposit-type funds - recapture	—	(1,753)
Separate account liabilities - assumption	107,764	2,177,485
Total Liabilities	$107,764	$2,161,144

Premium income, net - recapture	$—	$(14,588)
Change in reserves for life, accident and health policies - recapture	—	14,588
Gain (Loss) from Operations before Federal Income Tax Expense (Benefit)	$—	$—

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2019 and 2018, invested assets of $1,149,502 and $1,181,178, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 4.8% and 5.4% of the Company’s admitted assets at December 31, 2019 and 2018, respectively.

NOTE 14 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2019	2018	2017
Total reserve for unpaid claims at January 1	$278,529	$272,472	$278,445
Less reinsurance assumed	(17,238)	(17,455)	(17,375)
Plus reinsurance ceded	147,259	137,198	134,926
Direct balance	408,550	392,215	395,996

Incurred related to:
Current year	611,690	581,727	529,845
Prior year	1,803	(1,233)	(3,923)
Total incurred	613,493	580,494	525,922

Paid related to:
Current year	520,536	487,961	448,919
Prior year	83,021	76,198	80,784
Total paid	603,557	564,159	529,703

Direct balance	418,486	408,550	392,215
Plus reinsurance assumed	17,354	17,238	17,455
Less reinsurance ceded	(151,501)	(147,259)	(137,198)
Total reserve for unpaid claims at December 31	$284,339	$278,529	$272,472

As a result of unfavorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses increased by $1,803 for the year ended December 31, 2019. As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $1,233 and $3,923 for the years ended December 31, 2018 and 2017, respectively. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2019.

The Company paid assumed reinsurance claims of $74,081, $71,930 and $68,418 and incurred assumed reinsurance claims of $74,197, $71,713 and $68,498 for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company paid ceded reinsurance claims of $21,608, $19,017 and $20,556, and incurred ceded reinsurance claims of $25,850, $29,078 and $22,828 for the years ended December 31, 2019, 2018 and 2017, respectively.

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

NOTE 15 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

As of December 31, 2019 and 2018, respectively, the Company had $12,581,202 and $9,242,809 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $64,218 and $43,206 at December 31, 2019 and 2018, respectively.

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2019
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender
charge of 5% or more	1,144,600	—	—	1,144,600	20.1%
At fair value	—	—	2,521,904	2,521,904	44.3%
Total with adjustment or at fair value	1,144,600	—	2,521,904	3,666,504	64.4%
At book value without adjustment
(minimal or no charge)	1,810,124	—	—	1,810,124	31.8%
Not subject to discretionary withdrawal	214,034	—	—	214,034	3.8%
Total gross	3,168,758	—	2,521,904	5,690,662	100.0%
Reinsurance ceded	77,250	—	—	77,250
Total individual annuity reserves	$3,091,508	$—	$2,521,904	$5,613,412
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) in the year after the statement date:	$245,976	$—	$—	$245,976

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$1,001,779	$—	$—	$1,001,779	13.6%
At book value less current surrender
charge of 5% or more	—	—	—	—	—%
At fair value	—	—	6,184,657	6,184,657	83.9%
Total with adjustment or at fair value	1,001,779	—	6,184,657	7,186,436	97.5%
At book value without adjustment
(minimal or no charge)	138,978	—	—	138,978	1.9%
Not subject to discretionary withdrawal	45,333	—	—	45,333	0.6%
Total gross	1,186,090	—	6,184,657	7,370,747	100.0%
Reinsurance ceded	12,853	—	—	12,853
Total group annuity reserves	$1,173,237	$—	$6,184,657	$7,357,894
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) in the year after the statement date:	$—	$—	$—	$—

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2019
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$188,861	$—	$—	$188,861	11.3%
At book value less current surrender
charge of 5% or more	—	—	—	—	—%
At fair value	—	—	700,889	700,889	41.8%
Total with adjustment or at fair value	188,861	—	700,889	889,750	53.1%
At book value without adjustment
(minimal or no charge)	268,586	—	—	268,586	16.0%
Not subject to discretionary withdrawal	518,301	—	—	518,301	30.9%
Total gross	975,748	—	700,889	1,676,637	100.0%
Reinsurance ceded	460	—	—	460
Total deposit-type funds	$975,288	$—	$700,889	$1,676,177
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) in the year after the statement date:	$—	$—	$—	$—
Total annuity reserves and deposit-type funds	$5,240,033	$—	$9,407,450	$14,647,483

	2018
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender
charge of 5% or more	838,525	—	—	838,525	17.2%
At fair value	—	—	2,150,003	2,150,003	44.2%
Total with adjustment or at fair value	838,525	—	2,150,003	2,988,528	61.4%
At book value without adjustment
(minimal or no charge)	1,704,984	—	—	1,704,984	35.0%
Not subject to discretionary withdrawal	172,278	—	—	172,278	3.6%
Total gross	2,715,787	—	2,150,003	4,865,790	100.0%
Reinsurance ceded	34,737	—	—	34,737
Total individual annuity reserves	$2,681,050	$—	$2,150,003	$4,831,053
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) in the year after the statement date:	$202,800	$—	$—	$202,800

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2018
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$995,039	$—	$—	$995,039	15.8%
At book value less current surrender
charge of 5% or more	—	—	—	—	—%
At fair value	—	—	5,114,114	5,114,114	81.1%
Total with adjustment or at fair value	995,039	—	5,114,114	6,109,153	96.9%
At book value without adjustment
(minimal or no charge)	147,024	—	—	147,024	2.3%
Not subject to discretionary withdrawal	49,399	—	—	49,399	0.8%
Total gross	1,191,462	—	5,114,114	6,305,576	100.0%
Reinsurance ceded	15,980	—	—	15,980
Total group annuity reserves	$1,175,482	$—	$5,114,114	$6,289,596
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) in the year after the statement date:	$—	$—	$—	$—

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$168,512	$—	$—	$168,512	9.9%
At book value less current surrender
charge of 5% or more	—	—	—	—	—%
At fair value	—	—	733,603	733,603	43.2%
Total with adjustment or at fair value	168,512	—	733,603	902,115	53.1%
At book value without adjustment
(minimal or no charge)	273,424	—	—	273,424	16.1%
Not subject to discretionary withdrawal	520,753	—	—	520,753	30.8%
Total gross	962,689	—	733,603	1,696,292	100.0%
Reinsurance ceded	883	—	—	883
Total deposit-type funds	$961,806	$—	$733,603	$1,695,409
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) in the year after the statement date:	$—	$—	$—	$—
Total annuity reserves and deposit-type funds	$4,818,338	$—	$7,997,720	$12,816,058

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2019	2018
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$4,243,434	$3,835,781
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	21,311	20,751
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	975,288	961,806
	5,240,033	4,818,338
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	8,706,561	7,264,117
Exhibit 4, Line 9, Column 1	700,889	733,603
Total	$14,647,483	$12,816,058

NOTE 17 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2019
	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$1,100,281	$1,099,193	$1,106,038	$—	$—	$—
Universal life with secondary guarantees	742,275	598,099	1,121,320	—	—	—
Indexed universal life	13,512	13,453	13,504	—	—	—
Indexed universal life with secondary guarantees	571,233	450,777	498,948	—	—	—
Other permanent cash value life insurance	—	1,411,796	2,628,107	—	—	—
Variable universal life	224,051	1,136,627	233,464	924,586	—	918,816
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	516,498	XXX	XXX	—
Accidental death benefits	XXX	XXX	356	XXX	XXX	—
Disability - active lives	XXX	XXX	26,362	XXX	XXX	—
Disability - disabled lives	XXX	XXX	25,013	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	64,928	XXX	XXX	—
Total gross	2,651,352	4,709,945	6,234,538	924,586	—	918,816
Reinsurance ceded	—	—	655,788	—	—	—
Total life reserves	$2,651,352	$4,709,945	$5,578,750	$924,586	$—	$918,816

NOTE 17 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

	2018
	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$1,144,839	$1,147,564	$1,153,922	$—	$—	$—
Universal life with secondary guarantees	755,977	606,784	1,103,675	—	—	—
Indexed universal life	13,717	13,612	13,683	—	—	—
Indexed universal life with secondary guarantees	467,481	359,212	410,527	—	—	—
Other permanent cash value life insurance	—	1,383,791	2,656,706	—	—	—
Variable universal life	218,064	985,506	226,872	781,794	—	774,560
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	509,029	XXX	XXX	—
Accidental death benefits	XXX	XXX	422	XXX	XXX	—
Disability - active lives	XXX	XXX	25,327	XXX	XXX	—
Disability - disabled lives	XXX	XXX	26,343	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	43,925	XXX	XXX	—
Total gross	2,600,078	4,496,469	6,170,431	781,794	—	774,560
Reinsurance ceded	—	—	642,047	—	—	—
Total life reserves	$2,600,078	$4,496,469	$5,528,384	$781,794	$—	$774,560

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2019	2018
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$5,512,743	$5,473,976
Exhibit 5, Accidental Death Benefits Section, Total (net)	337	400
Exhibit 5, Disability - Active Lives Section, Total (net)	11,260	11,222
Exhibit 5, Disability - Disabled Lives Section, Total (net)	16,761	17,500
Exhibit 5, Miscellaneous Reserves Section, Total (net)	37,649	25,286
	5,578,750	5,528,384
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	918,816	774,560
	918,816	774,560
Total	$6,497,566	$6,302,944

NOTE 18 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2019		2018
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$7,531	$3,134	$6,915	$3,048
Ordinary renewal	41,749	54,266	42,638	54,262
Group life	1	1	1	1
Total	$49,281	$57,401	$49,554	$57,311

NOTE 19 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at NAV.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2019, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2019 and 2018 the Company’s Separate Account Statements included legally insulated assets of $10,359,432 and $8,812,496, respectively.

The Company does not engage in securities lending transactions within the separate account.

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2019	2018	2017
For the year ended December 31:
Premiums, considerations or deposits	$1,199,605	$1,000,230	$967,941
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$10,326,266	$8,772,280

Reserves subject to discretionary withdrawal:
At fair value	$10,326,266	$8,772,280
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$10,326,266	$8,772,280

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2019	2018	2017
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts[1]	$1,216,392	$3,160,360	$967,941
Transfers from the separate accounts	(1,366,268)	(1,106,094)	(982,094)
Net transfers to (from) the separate accounts	(149,876)	2,054,266	(14,153)
Reconciling adjustments:
Other	5	—	—
Assumption reinsurance	(70,910)	(1,337,470)	—
Deposit-type contracts assumption reinsurance	(36,854)	(840,015)	—
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$(257,635)	$(123,219)	$(14,153)
1Includes assumption reinsurance transfers to the separate accounts of $107,764, $2,177,485, $0 in 2019, 2018 and 2017, respectively.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a)        Financial Statements

The financial statements of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA and Ameritas Life Insurance Corp. are filed in Part B. They include:

Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA:
Report of Deloitte & Touche LLP, independent registered public accounting firm.
Statements of Net Assets as of December 31, 2019.
Statements of Operations for the period ended December 31, 2019.
Statements of Changes in Net Assets for the periods ended December 31, 2019 and 2018.
Financial Highlights for the periods ended December 31, 2019, 2018, 2017, 2016, and 2015.
Notes to Financial Statements for the periods ended December 31, 2019 and 2018.

Ameritas Life Insurance Corp.:
Report of Deloitte & Touche LLP, independent auditors.
Balance Sheets – Statutory Basis as of December 31, 2019 and 2018.
Summary of Operations and Changes in Capital and Surplus – Statutory Basis for each of the three years in the period ended December 31, 2019.
Statements of Cash Flows – Statutory Basis for each of the three years in the period ended December 31, 2019.
Notes to Financial Statements – Statutory Basis for the years ended December 31, 2019, 2018, and 2017.

All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Basis Financial Statements and therefore have been omitted.

There are no financial statements included in Parts A or C.

Item 24. Financial Statements and Exhibits (continued)

b)       Exhibits

Exhibit Number	Description of Exhibit

(1)

Resolution of Board of Directors of Ameritas Life Insurance Corp. establishing Ameritas Life Insurance Corp. Separate Account LLVA. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-05529, filed June 7, 1996, EX-99.B1.

https://www.sec.gov/Archives/edgar/data/1016274/0001016274-96-000004.txt

(2)		Custody Agreements. Not Applicable
(3)	(a)

Fifth Amended and Restated Principal Underwriting and Distribution Agreement. Incorporated by reference to Ameritas Variable Separate Account LLVL Form N-6 Post-Effective Amendment No. 1 to Registration No. 333-233977, filed February 26, 2020, EX (c)(1).

https://www.sec.gov/Archives/edgar/data/933094/000093309420000011/principalunderagreement.htm

(3)	(b)

Form of Selling Agreement. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 1 to Registration No. 333-233977, filed February 26, 2020, EX-99.(c)(2).

https://www.sec.gov/Archives/edgar/data/933094/000093309420000011/selling_agreement.htm

(4)	(a)

Form of Variable Annuity Contract. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-120972, filed December 3, 2004, EX-4.

https://www.sec.gov/Archives/edgar/data/1016274/000101627404000008/exh-4.txt

(4)	(b)

Guaranteed Lifetime Withdrawal Benefit 2 Rider. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-182091, filed June 13, 2012, EX-4.

https://www.sec.gov/Archives/edgar/data/1016274/000101627412000018/nlva6150_n4-134ex4.txt

(5)

Form of Application for Variable Annuity Contract. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4/A Pre-Effective Amendment No. 1 to Registration No. 333-205138, filed September 15, 2015, EX.5.

https://www.sec.gov/Archives/edgar/data/1016274/000101627415000032/ex5-111.htm

(6)	(a)

Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration No. 333-182090, filed April 22, 2014, EX99.A.

https://www.sec.gov/Archives/edgar/data/814848/000081484814000012/ovmedley485b-50_ex6a.htm

(6)	(b)

Amended and Restated By-Laws of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 9 to Registration No. 333-151912, filed February 24, 2016, EX-99.F2.

https://www.sec.gov/Archives/edgar/data/933094/000093309416000036/amadvisorvul485a-46_exf2.htm

(7)		Reinsurance Agreements. Not applicable.
(8)	(a)	Participation Agreements.
(1)

AIM/Invesco. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.1.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000023/adv-h1.txt

(2)

American Century. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.2.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-2.txt

(3)

American Funds Insurance Series. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4/A Pre-Effective Amendment No. 2 to Registration No. 333-206889, filed November 25, 2015, EX-8.A.4.

https://www.sec.gov/Archives/edgar/data/814848/000081484815000040/ex8a4.htm

(4)

Calvert Variable Series and Calvert Variable Products. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration No. 333-142483, filed April 18, 2011, EX.99.H(1).

https://www.sec.gov/Archives/edgar/data/814848/000081484811000006/alicmedley485b-32_ex8a.txt

Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 3 to Registration No. 333-205138, filed February 24, 2017, EX 8(a)(3).

https://www.sec.gov/Archives/edgar/data/1016274/000117516417000055/advisornoloadva485a_ex8-65.htm

(5)

DWS Variable Series I and II. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.1.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/ameradv-exhh1.txt

(6)

DFA. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post Effective Amendment No. 10 to Registration No. 333-120972, filed April 18, 2011, EX-99.H.

https://www.sec.gov/Archives/edgar/data/1016274/000101627411000012/aanewnlva485b-30_ex8.txt

(7)

Fidelity Variable Insurance Products Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.2.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh2.txt

(8)

Franklin Templeton. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed

June 25, 2008, EX-99.H.4.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000023/adv-h4.txt

(9)

MFS Variable Insurance Trust. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8C.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

(10)

MFS Variable Insurance Trust II. Incorporated by reference to Carillon Account Form N-4 initial Registration Statement for No. 333-197146, filed July 1, 2014, EX-99.8(k).

https://www.sec.gov/Archives/edgar/data/749330/000074933014000017/ex8k.htm

(11)

Morgan Stanley. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8D.

https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt

(12)

Neuberger Berman. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-05529, filed June 7, 1996, EX-99.B8A.

https://www.sec.gov/Archives/edgar/data/1016274/0001016274-96-000004.txt

(13)

PIMCO. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.3.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh3.txt

(14)

Rydex Variable Trust. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6/A Pre-Effective Amendment No. 1 to Registration No. 333-76359, filed June 11, 1999, EX-99.1(8)(C).

https://www.sec.gov/Archives/edgar/data/933094/000093309499000008/0000933094-99-000008.txt

(15)

T. Rowe Price. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.5.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-5.txt

(16)

Third Avenue. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX. 99.H.5.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000023/adv-h5.txt

(17)

Vanguard Variable Insurance Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.6.

https://www.sec.gov/Archives/edgar/data/933094/000093309408000023/adv-h6.txt

(8)	(b)

Second Amended and Restated General Administrative Services Agreement. Incorporated by reference to Ameritas Variable Separate Account LLVL Form N-6 Post-Effective Amendment No. 1 to Registration No. 333-233977, filed February 26, 2020, EX.-99.I..

https://www.sec.gov/Archives/edgar/data/933094/000093309420000011/gensvcagreement.htm

(9)		Opinion and Consent of counsel. Exhibit 9, filed herein.
(10)		Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit 10, filed herein.
(11)		Omitted Financial Statements. Not applicable.
(12)		Initial Capital Agreements. Not applicable.
(13)		Powers of Attorney. Exhibit 13, filed herein.

Item 25.	Directors and Officers of the Depositor

Name and Principal	Position and Offices
Business Address*	with Depositor

William W. Lester	Director, Chair, President & Chief Executive Officer
JoAnn M. Martin	Director, Vice Chair
James P. Abel	Director
John S. Dinsdale	Director
Thomas W. Knapp	Director
James R. Krieger	Director
Patricia A. McGuire	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
D. Wayne Silby	Director
Bryan E. Slone	Director
Ryan C. Beasley	Executive Vice President, Individual
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC
Patrick D. Fleming	Senior Vice President, Group Distribution & National Partners
Karen M. Gustin	Executive Vice President, Group Division
Robert M. Jurgensmeier	Executive Vice President, Individual Product & Independent Distribution
James M. Kais	Senior Vice President, Retirement Plans
Brent F. Korte	Senior Vice President & Chief Marketing Officer
Bruce E. Mieth	Senior Vice President, Group Operations
James Mikus	Senior Vice President & Chief Investment Officer
Lisa A. Mullen	Senior Vice President, Individual Financial Operations
Christine M. Neighbors	Senior Vice President, General Counsel & Assistant Secretary
April L. Rimpley	Senior Vice President, Human Resources
Robert-John H. Sands	Senior Vice President, General Counsel & Corporate Secretary
Kurt J. Shallow	Senior Vice President, Agency & Advisor Distribution & AIC President
Steven J. Valerius	Senior Vice President, Individual
Carrie C. Weber	Senior Vice President, Chief Compliance & Risk Officer
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President & Chief Information Officer
Kelly J. Wieseler	Senior Vice President, Group Chief Actuary & Underwriting
Susan K. Wilkinson	Executive Vice President, Chief Financial Officer & Treasurer

*	Principal business address: Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 26.	Organizations under common control with the depositor include:

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Ameritas Investment Company, LLC (NE)	securities broker dealer and investment adviser
Ameritas Advisory Services, LLC (NE)	shell company
Variable Contract Agency, LLC (NE)	insurance agency
Griffin Realty, LLC (VA)	real estate investment company
Ameritas Life Insurance Corp. of New York (NY)	life insurance company

Ameritas Investment Partners, Inc. (NE)	investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company.

Item 27.	Number of Contract Owners

As of March 31, 2020, there were 529 qualified contracts and 3,306 non-qualified contracts in the Separate Account.

Item 28.	Indemnification

Ameritas Life Insurance Corp.’s By-Laws provide as follows:

Section 9.01. Mandatory Indemnification. (a) Every person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he or she is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful; and (b) To the extent that a director, officer, employee or agent of a Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in this section or any action, suit or proceeding by or in the right of the Corporation, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him or her in connection therewith.

Section 9.02. Application of Article. Any indemnification under Section 1 or otherwise (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the present or former director, officer, employee or agent is proper in the circumstances because he or she has met the applicable standard of conduct set forth in Section 1. Such determination shall be made, with respect to a person who is a director or officer at the time of such determination (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such directors designated by majority vote of such directors, even though less than a quorum, or (3) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion, or (4) by the shareholders.

Section 9.03. Advance Payment. Expenses (including attorneys’ fees) incurred by any current or former officer, director, employee or agent in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such current or former officer, director, employee or agent to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the corporation as authorized in this section.

Section 9.04. Other Rights. The indemnification and advancement of expenses provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any by-law, agreement, vote of shareholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 9.05. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify him or her against such liability under the provisions of this Article.

Under the Nebraska Business Corporation Act, Ameritas Life Insurance Corp. is required to indemnify a director or officer who was wholly successful in defense of any proceeding to which he or she was a party because of his or her position as a director or officer of the corporation against expenses incurred in connection with the proceeding. Under the Nebraska Business Corporation Act, Ameritas Life Insurance Corp. is permitted, but not required, to indemnify a director or officer against liability if the director or officer conducted himself or herself in good faith, and the director or officer reasonably believed, in the case of conduct in an official capacity, that his or her conduct was in the best interests of the corporation, and, in all other cases, that his or her conduct was at least not opposed to the best interests of the corporation, and, in the case of any criminal proceeding, the director or officer had no reasonable cause to believe his or her conduct was unlawful.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

a)	Ameritas Investment Company, LLC ("AIC"), which serves as the principal underwriter for the variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life of NY Separate Account VA, and Carillon Account and for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account.

b)	The following table sets forth certain information regarding the officers and directors of the principal underwriter, AIC.

Name and Principal	Positions and Offices
Business Address	With Underwriter
Kurt J. Shallow*	Director, Chair and President
Ryan C. Beasley*	Director
Brent F. Korte*	Director
Heather J. Nagengast*	Director, Senior Vice President, Operations
Susan K. Wilkinson*	Director
James E. Clements*	Vice President, Compliance
Gerald Q. Herbert*	Vice President, Chief Financial Officer
Christine M. Neighbors*	Secretary
Robert-John H. Sands*	Assistant Secretary

*	Principal business address: Ameritas Investment Company, LLC, 5900 O Street, Lincoln, Nebraska 68510.

c)       Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Corp.**	$1,088,328	$0	$0	$144,285

(2)+(4)+(5) = Gross variable annuity compensation received by AIC.

(3) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

**Predecessor to Ameritas Investment Company, LLC.

Item 30.	Location of Separate Account and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 31.	Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 32.	Undertakings

(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)	Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA, certifies that it meets all the requirements of Securities Act Rule 485(b) for effectiveness of this Registration and has caused this Post-Effective Amendment No. 7 to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 24th day of April, 2020.

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA, Registrant

AMERITAS LIFE INSURANCE CORP., Depositor

By: /s/ William W. Lester**
Director, Chair, President & Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 24, 2020.

SIGNATURE	TITLE
William W. Lester **	Director, Chair, President & Chief Executive Officer
JoAnn M. Martin **	Director. Vice Chair
James P. Abel *	Director
John S. Dinsdale *	Director
Thomas W. Knapp *	Director
James R. Krieger *	Director
Patricia A. McGuire *	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
D. Wayne Silby*	Director
Bryan E. Slone *	Director
Ryan C. Beasley *	Executive Vice President, Individual
Susan K. Wilkinson *	Executive Vice President, Chief Financial Officer & Treasurer
Christine M. Neighbors**	Senior Vice President, General Counsel & Assistant Secretary

/s/ Ann D. Diers
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC

*	Signed by Ann D. Diers under Powers of Attorney executed effective as of December 1, 2019.

**	Signed by Ann D. Diers under Power of Attorney executed effective as of February 14, 2020.

Exhibit Index

Exhibit

9	Opinion and Consent of Counsel
10	Consents of Independent Auditors and Independent Registered Public Accounting Firm.
13	Powers of Attorney